SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
Connecticut Money Market Series

Fund Type Money market

Objective The highest level of current income that is exempt from Connecticut State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Investment Goals and Style
Prudential Municipal Series Fund/Connecticut Money
Market Series seeks to provide the highest level of current income that is exempt from Connecticut
State and federal income taxes, consistent with liquidity and the preservation of capital. The
Series intends to invest in a portfolio of short-term municipal debt securities with maturities of 13 months or less from the state of Connecticut, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   3   Performance at a Glance
   6   Financial Statements
www.prudential.com     (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Federal Reserve increased short-term interest rates twice to slow U.S. economic growth and fend off higher inflation during the six months that ended on February 29, 2000. Prudential's Money
Markets Sector team worked hard to anticipate these changes in U.S. monetary policy, and acted quickly to take advantage of good investment opportunities that emerged as Connecticut money market yields rose.

As a result, Prudential Municipal Series
Fund/Connecticut Money Market Series maintained a
$1.00 net asset value per share, and provided a competitive yield. On February 29, 2000, the
Series' seven-day current yield was 2.95%, compared with 2.87% for the average Connecticut money market fund as tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the municipal money market sector during the six-month review period, and explains how the Series was positioned throughout.

High-quality investments can help reduce risk
Having a conservative, high-quality investment alternative, such as a money market fund, made good sense for investors who were concerned about volatile conditions in financial markets. Indeed, investors may do well to consider investing in a money market fund as part of their overall investment strategy. For any of life's unexpected events, it is reassuring to have quick access to your money and an investment vehicle that emphasizes safety of principal and liquidity.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   Connecticut Money Market Series
Performance Review

(PHOTO)  (PHOTO) Portfolio Managers Joseph Tully (Money Markets
Sector Team Leader) and Richard S. Lynes

Fed tried to curb U.S. economic growth
Shortly before the Series' fiscal half year began on September 1, 1999, the Federal Reserve increased the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.25% from 5.00%. It also raised the rate at which banks can borrow from the Federal Reserve system (known as the discount rate) to 4.75% from 4.50%.

The short-term rate hike rippled through the U.S.
economy, increasing borrowing costs for consumers and businesses. In this way, the Fed hoped to rein in the brisk pace of U.S. economic growth and avert a buildup in inflationary pressures. Mounting inflation is particularly hard on people who live on fixed incomes, because their buying power declines if their incomes are not adjusted for the rise in prices.

We bought before the rate hike
Although we believed that the Fed would continue to tighten monetary policy, we purchased longer-term Connecticut money market securities in September 1999 that seemed to offer good value at that time. Our purchases extended the Series' weighted average maturity (WAM), which remained longer than that of the average comparable fund during September and early October 1999. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held in a portfolio.)

www.prudential.com     (800) 225-1852
Performance at a Glance

Fund Facts                      As of 2/29/00
                           7-Day        Net Asset      Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                        Current Yld.   Value (NAV)      @31%     @36%     @39.6%    Mat. (WAM)     (Millions)
CT Money
Market Series               2.95%         $1.00        4.48%     4.83%    5.11%       48 Days         $83
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--CT)**         2.87%         $1.00        4.36%     4.70%    4.98%       48 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.
**iMoneyNet, Inc. reports the 7-Day Current Yield,
NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State
Specific Average (Stock Broker (SB) & General
Purpose (GP)--Connecticut) category as of February
28, 2000.

Tracking Municipal Money Market Fund Yields
(GRAPH)

Prudential Municipal Series Fund   Connecticut Money Market Series
Performance Review

In hindsight, the Series would have been better served had we reduced its WAM in September by purchasing shorter-term Connecticut money market securities. As these securities matured, we could have reinvested the money in higher-yielding
Connecticut money market securities that became available after the Fed again raised short-term rates on November 16, 1999. The central bank increased the federal funds rate to 5.50% and its discount rate to 5.00%.

New year brought good buying opportunities
We again extended the Series' WAM in January 2000 by purchasing two kinds of bonds, both of which provided attractive yields and were good alternatives to tax-exempt notes and other conventional municipal money market securities. We bought one-year "prerefunded" bonds that are backed by direct obligations of the U.S. government. We also purchased one-year bonds that were rated AAA because their interest and principal payments are insured by a major bond insurance company. The insured short-term bonds provided solid yields.
Owning these insured municipal bonds offering higher yields met our fundamental buy-and-hold strategy.

Fed stepped on brakes again
The year 2000 also brought renewed efforts by the Fed to check the powerful U.S. economy, which sped along at a more than 7% annualized pace in the final three months of 1999. On February 2, 2000, the central bank raised the federal funds rate to 5.75% and its discount rate to 5.25%. February marked the 107th consecutive month of the economic expansion, making it the longest in U.S. history.
In the statement released when it changed monetary policy, the Fed warned that further rate hikes might be necessary to keep the U.S. economy from overheating.

www.prudential.com     (800) 225-1852

Looking Ahead
True to its word, the Fed again raised the federal funds rate to 6.00% and the discount rate to 5.50% on March 21, 2000. As the U.S. economy continues to grow rapidly, we believe this may not be the last time the Fed will take action this year.

With the approach of the tax season, we intend to again increase the Series' exposure to very short-term municipal money market securities in order to accommodate seasonal cash outflows that usually occur as shareholders pay their income taxes.
Adopting this strategy should position the Series to lock in higher yields that become available as the supply of municipal money market securities balloons during the tax season.

Weighted Average Maturity Compared to the Average
Municipal Money Fund
(GRAPH)

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Ascension Parish Rev., BASF Corp.
 Proj., Ser. 97, F.R.D.D., A.M.T.     P-1        3.95%       3/01/00    $      300       $    300,000
Berkeley County Fac. Indl. Rev.,
 Ser. 98, Amoco Chemical Co. Proj.,
 F.R.D.D., A.M.T.                     VMIG1      3.90        3/01/00           500            500,000
Bridgeport Connecticut, Gen.
 Oblig., Ser. 97A, A.M.B.A.C.         Aaa        4.40        3/01/00           250            250,000
Connecticut St. Clean Water Fund
 Rev.,
 Ser. 92                              NR         5.38        8/01/00         1,000          1,006,129
 Ser. 91                              NR         6.70        1/01/01         2,010(c)       2,093,757
Connecticut St. Dev. Auth.,
 Bradley Airport Hotel, Ser. 97A,
 F.R.W.D.                             VMIG1      3.80        3/02/00           900            900,000
 Bradley Airport Hotel, Ser. 97B,
 F.R.W.D.                             VMIG1      3.80        3/02/00         3,000          3,000,000
 Bradley Airport Hotel, Ser. 97C,
 F.R.W.D.                             VMIG1      3.80        3/02/00         1,300          1,300,000
 Corp. for Independ. Living Proj.,
 Ser. 99, F.R.W.D.                    VMIG1      3.70        3/01/00         2,560          2,560,000
 Pierce Mem'l. Baptist Home,
 Ser. 99, F.R.W.D.                    A-1+(d)    3.65        3/01/00         3,125          3,125,000
 SHW Inc. Proj., Ser. 90, F.R.W.D.,
 A.M.T.                               CPS1       3.80        3/01/00         5,150          5,150,000
Connecticut St. Gen., Oblig.,
 Ser. 110, F.R.W.D.                   VMIG1      3.91        3/02/00         2,900          2,900,000
 Ser. 1990C                           Aa3        6.90        9/15/00         1,000          1,017,096
 Ser. 90A                             Aa3        6.20        3/01/00           150            150,000
 Ser. 90A                             NR         6.90        3/15/00         1,500(c)       1,531,816
 Ser. 90B                             NR         6.75        7/15/00         1,850(c)       1,907,633
 Ser. 91A                             Aaa        6.60        3/01/00           300(c)         312,895
Connecticut St. Hlth. & Edl. Facs.
 Auth. Rev.,
 Ascention Hlth. Credit, Ser. 99B,
 F.R.W.D.                             VMIG1      3.40        3/01/00         3,800          3,800,000
 Covenant Ret., Ser. 1999A,
 F.R.W.D.                             A-1+(d)    3.65        3/02/00         2,640          2,640,000

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
 Gaylord Hosp. Issue, Ser. A,
 F.R.W.D.                             A-1(d)     3.70%       3/01/00    $    3,000       $  3,000,000
 Pomfret School Issue, Ser. A,
 F.R.W.D.                             VMIG1      3.70        3/01/00         1,000          1,000,000
 Sharon Hosp. Issue, Ser. A,
 F.R.W.D.                             VMIG1      3.80        3/02/00         1,700          1,700,000
 Waterbury Hosp. Issue, Ser. B        NR         7.00        7/01/00         1,750          1,801,714
 Yale New Haven Hosp. Issue,
 Ser. 90F, M.B.I.A.                   NR         6.65        7/01/00           400(c)         411,928
 Yale New Haven Hosp. Issue,
 Ser. 90F                             NR         7.10        7/01/00         3,000(c)       3,091,172
 Yale University, Ser. S, T.E.C.P.    VMIG1      3.30        3/14/00         5,000          5,000,000
 Yale University, Ser. T, F.R.W.D.    VMIG1      3.85        3/02/00           700            700,000
Connecticut St. Hsg. Fin. Auth.,
 Ser. B3, T.E.C.P.                    VMIG1      3.90        9/15/00         1,600          1,600,000
 Ser. 89D, T.E.C.P.                   NR         3.55        4/11/00         1,455          1,455,000
Connecticut St. Spec. Assmt.,
 Second Injury Fund, T.E.C.P.         P-1        3.50        3/06/00         7,000          7,000,000
 Unemployment Comp., Rev.,
 Ser. 96A                             NR         5.50        5/15/00         2,500          2,511,519
 Unemployment Comp., Rev.,
 Ser. 96A                             NR         5.50        11/15/00        2,500          2,525,703
 Unemployment Comp., Ser. 93C,
 A.N.N.M.T., F.G.I.C.                 VMIG1      3.38        7/01/00         1,800          1,800,000
Connecticut St. Spec. Tax Oblig.,
 Transp. Infrastructure Rev.,
 Ser. 90I, F.R.W.D.                   VMIG1      3.75        3/01/00         2,025          2,025,000

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Connecticut Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Dinwidie Co. Rev. Bonds--Chaparral
 Steel, F.R.D.D., A.M.T.              P-1        3.95%       3/01/00    $      200       $    200,000
Florida St. Brd. Ed., Ser. SGA 67,
 F.R.D.D.                             A-1+(d)    3.90        3/01/00         1,000          1,000,000
Gulf Coast Indl. Dev. Auth., Citgo
 Petroleum, Ser. 94, F.R.D.D.,
 A.M.T.                               VMIG1      3.95        3/01/00           400            400,000
Hartford Connecticut, Redev. Agcy.,
 Multi-family Mtge. Rev.,
 Underwood Twrs. Proj., Ser. 90,
 F.R.W.D., F.S.A.                     A-1+(d)    3.80        3/02/00           600            600,000
Iberville Parish Rev.,
 Dow Chemical Co., Ser. 99,
 F.R.D.D., A.M.T.                     P-1        4.00        3/01/00           500            500,000
Madison County Env. Impr. Rev.,
 Ser. 97A, F.R.D.D., A.M.T.           VMIG1      3.90        3/01/00           200            200,000
North Branford, Connecticut, B.A.N.   NR         3.90        5/17/00         1,350          1,350,971
Old Saybrook Connecticut, B.A.N.      NR         4.25        9/06/00         1,350          1,352,700
Puerto Rico Hsg. Fin. Corp.,
 Multi-family Mtge. Rev., Port. A,
 Ser. 90I, M.O.T., A.M.B.A.C.         NR         3.40        3/15/00         2,455          2,455,000
Seymour Connecticut, Gen. Oblig.,
 F.S.A.                               Aaa        5.75        3/01/00           805            805,000
South Windsor Connecticut,
 Gen. Oblig., Ser. 99                 NR         3.50        9/01/00           585            584,994
Stamford Connecticut, Gen. Oblig.,
 Ser. 99A                             NR         3.50        8/01/00         2,280          2,281,290

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Whiting Indl. Swr. & Solid Waste
 Disp. Rev., Ser. 96, F.R.D.D.,
 A.M.T.                               VMIG1      3.90%       3/01/00    $    1,100       $  1,100,000
                                                                                         ------------
Total Investments  99.4%
 (amortized cost $82,896,317(e))                                                           82,896,317
Other assets in excess of
 liabilities  0.6%                                                                            507,248
                                                                                         ------------
Net Assets  100%                                                                         $ 83,403,565
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    M.O.T.--Monthly Optional Tender.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Statement of Assets and Liabilities

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $  82,896,317
Receivable for Series shares sold                                      2,747,213
Interest receivable                                                      572,537
Other assets                                                               1,517
                                                                 -----------------
      Total assets                                                    86,217,584
                                                                 -----------------
LIABILITIES
Bank overdraft                                                             4,944
Payable for Series shares reacquired                                   2,684,063
Accrued expenses                                                          68,592
Management fee payable                                                    32,166
Dividends payable                                                         14,309
Deferred trustee's fees                                                    6,052
Distribution fee payable                                                   3,893
                                                                 -----------------
      Total liabilities                                                2,814,019
                                                                 -----------------
                                                                 -----------------
NET ASSETS                                                         $  83,403,565
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $     834,036
   Paid-in capital in excess of par                                   82,569,529
                                                                 -----------------
Net assets, February 29, 2000                                      $  83,403,565
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($83,403,565 / 83,403,565 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest earned                                                 $   1,357,847
                                                                 -----------------
Expenses
   Management fee                                                        197,794
   Distribution fee                                                       49,448
   Custodian's fees and expenses                                          22,000
   Reports to shareholders                                                19,000
   Transfer agent's fees and expenses                                     11,000
   Trustees' fees and expenses                                             5,000
   Audit fees and expenses                                                 4,000
   Legal fees and expenses                                                 3,000
   Registration fees                                                       3,000
   Miscellaneous                                                           1,786
                                                                 -----------------
      Total expenses                                                     316,028
Less: Custodian fee credit (Note 1)                                       (3,842)
                                                                 -----------------
    Net expenses                                                         312,186
                                                                 -----------------
Net investment income                                                  1,045,661
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   1,045,661
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     1,045,661     $    2,014,902
   Net realized gain on investment
      transactions                                            --              5,471
                                                -----------------    --------------
   Net increase in net assets resulting from
      operations                                       1,045,661          2,020,373
                                                -----------------    --------------
Dividends and distributions (Note 1)                  (1,045,661)        (2,020,373)
                                                -----------------    --------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                     151,881,502        311,218,175
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    1,042,928          1,968,000
   Cost of shares reacquired                        (152,595,598)      (325,228,890)
                                                -----------------    --------------
   Net increase (decrease) in net assets from
      Series share transactions                          328,832        (12,042,715)
                                                -----------------    --------------
Total increase (decrease)                                328,832        (12,042,715)
NET ASSETS
Beginning of period                                   83,074,733         95,117,448
                                                -----------------    --------------
End of period                                    $    83,403,565     $   83,074,733
                                                -----------------    --------------
                                                -----------------    --------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The Connecticut Money Market Series (the 'Series') commenced investment operations on August 5, 1991. The Series is nondiversified and seeks to provide the highest level of income that is exempt from Connecticut state and federal income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities having a maturity of thirteen months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      All securities are valued as of 4:30 p.m., New York time.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.
      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                                          13

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements    The Fund has a management agreement with Prudential
Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of the PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.
      PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
Note 3. Other Transactions with Affiliates    Prudential Mutual Fund Services
LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $10,000 for the services of PMFS. As of February 29, 2000, approximately $1,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
    14

                       This page intentionally left blank
                                                                          15

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and realized gains                                   .01
Dividends and distributions to shareholders                               (.01)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                          1.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  83,404
Average net assets (000)                                             $  79,552
Ratios to average net assets:
   Expenses, including distribution fee                                    .80%(c)
   Expenses, excluding distribution fee                                    .67%(c)
   Net investment income                                                  2.64%(c)

------------------------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .02                  .03                  .03(a)               .03(a)               .03(a)
        (.02)                (.03)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.34%                2.72%                3.10%                3.17%                3.16%
    $ 83,075             $ 95,117             $ 75,927             $ 77,683             $ 62,867
    $ 87,744             $ 84,800             $ 77,500             $ 74,576             $ 57,103
         .82%                 .86%                 .46%(a)              .47%(a)              .58%(a)
         .69%                 .74%                 .34%(a)              .35%(a)              .46%(a)
        2.30%                2.68%                3.06%(a)             3.12%(a)             3.17%(a)

    See Notes to Financial Statements                                     17

Prudential Municipal Series Fund   Connecticut Money Market Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

www.prudential.com     (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
   Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Municipal Series Fund   Connecticut Money Market Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com              (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174


Cusip Number   74435M648

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF154E2   74435M648

(LOGO)  Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
Florida Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from federal income taxes, consistent with the preservation of capital, and to invest in securities which will enable its shares to be exempt from the Florida intangibles tax

(GRAPHIC)

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/Florida Series' investment objective is to maximize current income that is exempt from federal income taxes, consistent with the preservation of capital, and to invest in securities that will enable its shares to be exempt from the Florida intangibles tax.
However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   2   Portfolio Composition
   3   Performance at a Glance
   4   Credit Quality
   5   Five Largest Issuers
   7   Financial Statements
www.prudential.com  (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential Municipal Series
Fund/Florida Series had a negative return of 0.72% during its fiscal half year that ended February 29, 2000. For the same period, the return on the Series' benchmark Lipper Average was a negative
1.36%. After the initial sales charge, the Class A shares' return was a negative 3.70%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S. economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   Florida Series
Performance Review

(PHOTO)  (PHOTO)  Portfolio Managers Evan Lamp (Municipal Bonds
Sector Team Leader) and Scott Diamond

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also
engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000.
As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of total investments as of 2/29/00

      47.00%   Revenue Bonds
      27.00    Prerefunded Bonds
      25.00    General Obligations
      1.00     Miscellaneous
www.prudential.com              (800) 225-1852
Performance at a Glance

Cumulative Total Returns1   As of 2/29/00
                    Six     One          Five             Since
                   Months   Year         Years          Inception2
Class A            -0.72%   -3.13%   28.78% (27.21)    78.57% (69.14)
Class B            -0.74    -3.27    26.59  (25.05)    30.41  (28.16)
Class C            -0.87    -3.51    25.02  (23.49)    29.53  (25.72)
Class Z            -0.49    -2.79         N/A          12.27  (12.04)
Lipper FL Muni
Debt Fund Avg.3    -1.36    -4.52        25.57              ***

Average Annual Total Returns1                 As of 3/31/00
              One        Five           Since
              Year       Years        Inception2
Class A      -4.03%   4.81% (4.58)   6.33% (5.72)
Class B      -6.31    4.90  (4.67)   4.99  (4.67)
Class C      -3.54    4.60  (4.37)   4.07  (3.61)
Class Z      -0.82        N/A        4.12  (4.06)

Distributions and Yields                 As of 2/29/00
             Total Distributions    30-Day      Taxable Equivalent Yield4 at tax rates of
             Paid for Six Months   SEC Yield           36%              39.6%
   Class A        $0.25              4.81%            7.52%             7.96%
   Class B        $0.24              4.71             7.36              7.80
   Class C        $0.23              4.41             6.89              7.30
   Class Z        $0.27              5.21             8.14              8.63

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/28/90; Class B,
8/1/94; Class C, 7/26/93; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Florida Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 72.54% for
Class A, 29.76% for Class B, 30.65% for Class C, and 9.44% for Class Z, based on all funds in each share class.

Prudential Municipal Series Fund   Florida Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase its distribution yield in this rising-interest-rate environment.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) The
Series' share classes, without sales charges factored in, performed better than its benchmark
Lipper Average, which does not consider sales charges. This occurred largely because we kept its duration shorter than average for most of its fiscal half year.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

The Series' relative performance was also enhanced because it owns bonds issued by the Daughters of Charity for the Sacred Heart Hospital. During our review period, these debt securities rallied because they were prerefunded. This means the bonds are now backed by an escrow of direct obligations of the U.S. government whose interest and principal will be used to pay off the bonds at their first call date.

Credit Quality
Expressed as a percentage of total investments as of 2/29/00

      5.00%   AAA
      11.00   AA
      5.00    A
      17.00   BBB
      27.00   Not Rated
      35.00   Insured
www.prudential.com   (800) 225-1852

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers. This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
Shortly after our six-month review period ended, the Fed engineered another quarter-point rate hike that raised its target for the federal funds rate to 6.00% and its discount rate to 5.50%. We believe the Fed's efforts to tighten monetary policy will slow the U.S. economic expansion in 2000 from its 7.30% annual pace in the fourth quarter of 1999.
Moderating economic growth could help bolster the performance of municipal bonds, but detract from the performance of equities.

Meanwhile, the powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, the tax-exempt bond market could perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

   9.02%   Puerto Rico Commonwealth*
   5.29    Puerto Rico Electric
           Power Authority*
   3.82    Dade County
           Prof. Sports Facilities
   3.72    Brevard County School Board
           Cert. of Part.*
   3.14    Lakeland Electric & Water*

* Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Prudential Municipal Series Fund   Florida Series

Financial
   Statements

       Prudential Municipal Series Fund      Florida Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount           Value
Description (a)                        Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.4%
----------------------------------------------------------------------------------------
Alachua Cnty. Ind. Dev. Auth. Rev.,
 H.B. Fuller Co. Proj., A.M.T.         NR         7.75%       11/01/16   $    3,000(g)    $ 3,052,440
Arbor Greene Cmty. Dev. Dist.,
 Florida Assmt. Rev.                   NR         5.75        05/01/06          500           482,110
 Florida Assmt. Rev.                   NR         6.30        05/01/19          350           322,931
Bayside Impvt. Cmty. Dev. Dist.,
 Florida Cap. Impvt. Rev., Ser. A      NR         6.30        05/01/18        1,000           923,890
Brevard Cnty. Edl. Facs. Auth. Rev.
 Ref., Florida Inst. of Tech.          NR         6.875       11/01/22        1,500         1,526,685
Brevard Cnty. Sch. Brd. Ctfs. of
 Part., Ser. A, A.M.B.A.C.             Aaa        6.50        07/01/12        3,500(f)      3,700,515
Broward Cnty. Edl. Facs. Auth. Rev.,
 Nova Univ. Dorm. Proj., Ser. A        NR         7.50        04/01/17        1,500(f)      1,578,750
Broward Cnty. Hlth. Facs. Auth.,
 North Beach Hosp., M.B.I.A.           Aaa        6.75        08/15/06        1,000         1,047,430
Clay Cnty. Hsg. Fin. Auth. Rev.,
 Sngl. Fam. Mtge., Ser. A, A.M.T.,
 G.N.M.A.                              Aa1        7.45        09/01/23          375           384,379
Cocoa Wtr. & Swr. Rev. Ref.,
 F.G.I.C.                              Aaa        5.25        10/01/17        1,230         1,158,549
Dade Cnty. Aviation Dept. Rev., Ser.
 B, A.M.T., M.B.I.A.                   Aaa        6.00        10/01/24        1,500         1,508,070
Dade Cnty. Hlth. Facs. Auth. Rev.,
 Baptist Hosp. of Miami Proj., Ser.
 A, E.T.M., M.B.I.A.                   Aaa        6.75        05/01/08          500           533,225
Dade Cnty. Hsg. Fin. Auth. Rev.,
 Multi. Fam. Mtge., Golden Lakes
 Apts. Proj., Ser. A, A.M.T.           NR         6.05        11/01/39        1,000           897,360
 Sngl. Fam. Mtge., Ser. B, A.M.T.,
 G.N.M.A                               Aaa        7.25        09/01/23          285           291,372
 Sngl. Fam. Mtge., Ser. C, A.M.T.,
 G.N.M.A.                              Aaa        7.75        09/01/22          540           552,377

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount           Value
Description (a)                        Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Dade Cnty. Prof. Sports Franchise
 Facs. Tax Rev., M.B.I.A.              Aaa        5.25%       10/01/30   $    4,200       $ 3,798,774
Duval Cnty. Hsg. Fin. Auth. Rev.,
 Sngl. Fam. Mtge., A.M.T., G.N.M.A.    NR         8.375       12/01/14          190           194,627
Florida Hsg. Fin. Corp. Rev.,
 Cypress Trace Apts., Ser. G, A.M.T.   NR         6.60        07/01/38        1,220         1,123,632
 Westchase Apts., Ser. B, A.M.T.       NR         6.61        07/01/38        1,510         1,390,846
Florida St. Mun. Pwr. Agcy. Ref.,
 Stanton II Proj., A.M.B.A.C.          Aaa        4.50        10/01/27        2,000         1,550,200
Greater Orlando Aviation Rev. Auth.
 Facs., Orlando Arpt., A.M.T.,
 F.G.I.C.                              Aaa        5.25        10/01/23        2,000         1,772,780
Hillsborough Cnty. Ind. Dev. Auth.
 Poll. Ctrl. Rev., Tampa Elec.
 Proj., Ser. 92                        Aa3        8.00        05/01/22        1,750         1,909,110
Indigo Cmnty. Dev. Dist. Cap. Impt.
 Rev., Ser. B                          NR         6.40        05/01/06        1,500         1,477,665
Jacksonville Elec. Auth. Rev., St.
 Johns Rvr. Pwr. Park Issue 2,
 Ser. 7                                Aa2        Zero        10/01/10        3,000         1,681,980
Jacksonville Elec. Auth. Rev. Elec.
 Sys., Ser. 3A                         Aa2        6.00        10/01/30        1,000           987,510
Jacksonville Hlth. Facs. Auth. Hosp.
 Rev.,
 Nat'l. Ben. Assoc.                    Baa1       7.00        12/01/22        1,825         1,826,989
 St. Lukes Hosp. Assoc. Proj.          NR         7.125       11/15/20        1,000         1,050,380
Jacksonville Swr. & Sld. Wste. Disp.
 Facs. Rev., Anheuser Busch Proj.,
 A.M.T.                                A1         5.875       02/01/36        1,000           951,030
Jacksonville Wtr. & Swr. Dev. Rev.,
 Suburban Utils., A.M.T.               A3         6.75        06/01/22        1,000         1,043,410
 United Wtr. Proj., A.M.T.,
 A.M.B.A.C.                            Aaa        6.35        08/01/25        1,500         1,534,410

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Florida Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount           Value
Description (a)                        Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Lake Cnty. Res. Rec. Ind. Dev. Rev.,
 NRG Recov. Grp., Ser. A, A.M.T.       Baa2       5.95%       10/01/13   $    1,035       $   968,574
Lakeland Elec. & Wtr. Rev.             A1         5.625       10/01/36        3,000(f)      3,126,660
Lee Cnty. Ind. Dev. Auth. Hlth. Care
 Facs. Rev., Shell Point Proj.,
 Ser. A                                NR         5.50        11/15/29        1,500         1,100,355
Leon Cnty. Hsg. Fin. Auth. Rev.,
 Sngl. Fam. Mtge., Ser. A, A.M.T.,
 G.N.M.A.                              Aaa        7.30        04/01/21          250           255,075
Lexington Oaks Comnty. Dev. Dist.
 Rev., Ser. B                          NR         6.70        05/01/07          500           498,815
Martin Cnty. Ind. Dev. Auth. Rev.,
 Indiantown Cogen. Proj., Ser. A,
 A.M.T.                                Baa3       7.875       12/15/25        1,200(e)      1,202,028
Miami-Dade Cnty. Ind. Dev. Auth.
 Rev. Facs., United Air Lines Inc.
 Proj.                                 Baa3       6.05        03/01/35        1,000         1,002,970
Miami-Dade Cnty. Prof. Sports Fac.
 Tax Cap. Apprec. Ref., M.B.I.A.       Aaa        Zero        10/01/16        2,650           997,089
Miami Parking Facs. Rev. Ref.,
 M.B.I.A.                              Aaa        5.25        10/01/15          400           383,540
Miami Spec. Oblig., Admn. Bldg.
 Acquis. Proj., F.G.I.C.               Aaa        6.00        02/01/16        1,000         1,011,870
Mirimar Wste. Wtr. Impvt. Assmt.
 Rev., F.G.I.C.                        Aaa        6.75        10/01/16        1,590(f)      1,716,103
Okaloosa Cnty. Cap. Impvt. Rev.,
 M.B.I.A.                              Aaa        Zero        12/01/06          450           314,379
Orange Cnty. Hsg. Fin. Auth. Mtge.
 Rev., Ser. A, A.M.T., G.N.M.A.        NR         7.375       09/01/24          420           433,222
Orange Cnty. Hsg. Fin. Auth. Rev.,
 Multi. Fam. Ashley Point Apts.,
 Ser. A, A.M.T.                        NR         6.85        10/01/16        1,200         1,206,648
 Multi. Fam. Ashley Point Apts.,
 Ser. A, A.M.T.                        NR         7.10        10/01/24          855           859,514
Orlando Util. Comm., Wtr. & Elec.
 Rev., Ser. D                          Aa2        6.75        10/01/17        2,200         2,452,626

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount           Value
Description (a)                        Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Palm Beach Cnty. Hlth. Facs. Auth.
 Rev.,
 Abbey Delray South Proj.              NR         5.50%       10/01/11   $      750       $   672,458
 Good Samaritan Hlth. Sys.             Aaa        6.30        10/01/22        1,000(f)      1,059,940
Palm Beach Cnty. Hsg. Fin. Multi.
 Fam. Auth. Rev., Windsor Pk. Apts.,
 Ser. A, A.M.T.                        NR         5.80        12/01/28        2,680         2,358,400
Palm Beach Cnty., Gen. Oblig.          Aa2        5.50        12/01/14        2,000         2,007,840
Pensacola Hlth. Facs. Auth. Rev.,
 Daughters of Charity, M.B.I.A.        Aaa        5.25        01/01/11        1,600(f)      1,608,704
Polk Cnty. Ind. Dev. Auth., Sld.
 Wste. Disp. Fac. Rev.,
 Tampa Elec. Co. Proj., A.M.T.         Aa2        5.85        12/01/30        1,500         1,444,020
Puerto Rico Comnwlth.,
 Cap. Apprec. Ref. Pub. Impvt., Gen.
 Oblig.                                Baa1       Zero        07/01/15        1,955           794,180
 Cap. Apprec. Ref. Pub. Impvt., Gen.
 Oblig.                                Baa1       Zero        07/01/16        2,500           950,075
 Cap. Apprec. Ref. Pub. Impvt., Gen.
 Oblig.                                Baa1       Zero        07/01/17        5,300         1,885,634
 Gen. Oblig.                           Aaa        5.75        07/01/12        3,000         3,115,380
 Gen. Oblig.                           Aaa        6.45        07/01/17        1,400(f)      1,513,358
 Gen. Oblig.                           Aaa        6.50        07/01/23          650(f)        703,891
Puerto Rico Elec. Pwr. Auth. Rev.,
 Ser. R                                Baa1       6.25        07/01/17        5,000(f)      5,262,850
Puerto Rico Pub. Bldgs. Auth. Rev.
 Gtd.
 Gov. Fac., Ser. B, F.S.A.             NR         5.25        07/01/21        1,915         1,762,700
Puerto Rico Tel. Auth. Rev., Ser. I,
 M.B.I.A., R.I.B.S.                    Aaa        6.966       01/16/15        2,250(d)(f)   2,382,187
St. Petersburg Hlth. Facs. Auth.
 Rev., Allegheny Hlth. Proj.,
 M.B.I.A.                              Aaa        7.00        12/01/15        1,000(f)      1,056,660

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Florida Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount           Value
Description (a)                        Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Sunrise Pub. Facs. Rev. Cap.
 Apprec., Ser. B, M.B.I.A.             Aaa        Zero        10/01/20   $    1,120       $   322,448
Sunrise Util. Sys. Rev. Ref.,
 A.M.B.A.C.                            Aaa        5.50%       10/01/18        2,000         1,945,460
Tampa Gtd. Entitlement Rev.,
 A.M.B.A.C.                            Aaa        7.05        10/01/07        2,000         2,107,880
Tampa Sports Auth. Rev., Tampa Bay
 Arena Proj., M.B.I.A.                 Aaa        5.75        10/01/20        1,000           996,360
Tampa Util. Tax, Cap. Apprec.
 Impvt., A.M.B.A.C.                    AAA(c)     Zero        10/01/13        3,295         1,519,094
Virgin Islands Pub. Fin. Auth. Rev.,
 Gross Rcpts. Taxes Loan, Ser. A       NR         6.50        10/01/24          500           494,520
Volusia Cnty. Edl. Fac. Auth. Rev.,
 Embry Riddle Univ.                    NR         6.625       10/15/22        1,000(f)      1,063,950
Volusia Cnty. Edl. Fac. Auth. Rev.,
 Embry Riddle Univ.,
 Aero A                                Baa2       5.75        10/15/29        1,000           909,150
Volusia Cnty. Hlth. Facs. Auth.
 Rev., Mem. Hlth. Sys. Proj.           NR         8.25        06/01/20        2,000(f)      2,058,660
                                                                                          -----------
Total long-term investments (cost
 $98,585,042)                                                                              97,778,693
                                                                                          -----------
SHORT-TERM INVESTMENTS  0.3%
----------------------------------------------------------------------------------------
Manatee Cnty. Poll. Cont. Rev. Adj.
 Ref., Florida Pwr. & Light Co.
 Proj., F.R.D.D., (cost $300,000)      VMIG1      3.85        03/01/00          300           300,000
                                                                                          -----------
Total Investments  98.7%
 (cost $98,885,042; Note 4)                                                                98,078,693
Other assets in excess of
 liabilities  1.3%                                                                          1,260,885
                                                                                          -----------
Net Assets  100%                                                                          $99,339,578
                                                                                          -----------
                                                                                          -----------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.
(a) The following abbreviations are used in portfolio descriptions:
  A.M.B.A.C.--American Municipal Bond Assurance Corporation.
  A.M.T.--Alternative Minimum Tax.
  E.T.M.--Escrowed to Maturity.
  F.G.I.C.--Financial Guaranty Insurance Company.
  F.R.D.D.--Floating Rate (Daily) Demand Note (b).
  F.S.A.--Financial Security Assurance.
  G.N.M.A.--Government National Mortgage Association.
  M.B.I.A.--Municipal Bond Insurance Association.
  R.I.B.S.--Residual Interest Bonds.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period-end.
(e) Represents when issued or extended settlement security.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(g) Pledged as collateral for when issued or extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Florida Series
             Statement of Assets and Liabilities (Unaudited)

                                       February
                                       29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $98,885,042)                            $98,078,693
Cash                                                                     31,022
Interest receivable                                                   1,611,822
Receivable for Series shares sold                                        62,870
Receivable for investment sold                                           30,000
Due from broker - variation margin                                        3,888
Other assets                                                              2,474
                                                                 -----------------
      Total assets                                                   99,820,769
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                     1,000,000
Payable for Series shares reacquired                                    312,104
Accrued expenses                                                         68,526
Management fee payable                                                   39,144
Dividends payable                                                        28,898
Distribution fee payable                                                 26,432
Deferred trustees' fees                                                   6,087
                                                                 -----------------
      Total liabilities                                               1,481,191
                                                                 -----------------
NET ASSETS                                                          $98,339,578
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    99,788
   Paid-in capital in excess of par                                  99,871,872
                                                                 -----------------
                                                                     99,971,660
   Accumulated net realized loss on investments                        (825,733)
   Net unrealized depreciation on investments                          (806,349)
                                                                 -----------------
Net assets, February 29, 2000                                       $98,339,578
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($69,097,724
      / 7,011,547 shares of beneficial interest issued and
      outstanding)                                                         $9.85
   Maximum sales charge (3% of offering price)                               .30
                                                                 -----------------
   Maximum offering price to public                                       $10.15
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($23,129,796 / 2,347,059 shares of beneficial
      interest issued and outstanding)                                     $9.85
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($5,882,664
      / 596,925 shares of beneficial interest issued and
      outstanding)                                                         $9.85
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                                $9.95
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($229,394 / 23,287 shares of beneficial interest
      issued and outstanding)                                              $9.85
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      Florida Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 3,115,289
                                                                 -----------------
Expenses
   Management fee                                                       258,036
   Distribution fee--Class A                                             91,385
   Distribution fee--Class B                                             58,989
   Distribution fee--Class C                                             23,416
   Custodian's fees and expenses                                         40,000
   Reports to shareholders                                               22,000
   Transfer agent's fees and expenses                                    17,000
   Registration fees                                                     17,000
   Legal fees and expenses                                                6,000
   Audit fees and expenses                                                5,000
   Trustees' fees and expenses                                            3,000
   Miscellaneous                                                          3,712
                                                                 -----------------
      Total expenses                                                    545,538
   Custodian fee credit                                                    (122)
                                                                 -----------------
   Net expenses                                                         545,416
                                                                 -----------------
Net investment income                                                 2,569,873
                                                                 -----------------
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             (729,373)
   Financial futures transactions                                         4,650
                                                                 -----------------
                                                                       (724,723)
Net change in unrealized depreciation on:
   Investments                                                       (2,655,099)
                                                                 -----------------
Net loss on investments                                              (3,379,822)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (809,949)
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months         Year Ended
                                                        Ended           August 31,
                                                  February 29, 2000        1999
------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment income                            $   2,569,873      $   5,424,084
   Net realized gain (loss) on investment
      transactions                                       (724,723)           447,190
   Net change in unrealized depreciation of
      investments                                      (2,655,099)        (6,574,512)
                                                  -----------------    -------------
   Net decrease in net assets resulting from
      operations                                         (809,949)          (703,238)
                                                  -----------------    -------------
Dividends and Distributions (Note 1):
   Dividends from net investment income
      Class A                                          (1,851,641)        (4,002,478)
      Class B                                            (568,752)        (1,091,852)
      Class C                                            (142,435)          (309,399)
      Class Z                                              (7,045)           (20,355)
                                                  -----------------    -------------
                                                       (2,569,873)        (5,424,084)
                                                  -----------------    -------------
   Distributions in excess of net investment
      income
      Class A                                                  --             (8,316)
      Class B                                                  --             (2,283)
      Class C                                                  --               (710)
      Class Z                                                  --                (45)
                                                  -----------------    -------------
                                                               --            (11,354)
                                                  -----------------    -------------
Distributions from net realized gains
      Class A                                                  --             (8,316)
      Class B                                                  --             (2,283)
      Class C                                                  --               (710)
      Class Z                                                  --                (46)
                                                  -----------------    -------------
                                                               --            (11,355)
                                                  -----------------    -------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                        5,507,107         13,296,170
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                     1,166,282          2,387,979
   Cost of shares reacquired                          (14,187,596)       (19,003,105)
                                                  -----------------    -------------
   Net decrease in net assets from Series share
      transactions                                     (7,514,207)        (3,318,956)
                                                  -----------------    -------------
Total decrease                                        (10,894,029)        (9,468,987)
NET ASSETS
Beginning of period                                   109,233,607        118,702,594
                                                  -----------------    -------------
End of period                                       $  98,339,578      $ 109,233,607
                                                  -----------------    -------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      Florida Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund, (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The Florida Series (the 'Series') commenced investment operations on December 28, 1990. The Series is nondiversified and seeks to achieve its investment objective of providing the maximum amount of income that is exempt from federal income taxes with the minimum of risk, and investing in securities which will enable its shares to be exempt from the Florida intangibles tax by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or
    16

       Prudential Municipal Series Fund      Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment
                                                                          17

       Prudential Municipal Series Fund      Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 29, 2000.

      PIMS has advised the Series that they have received approximately $5,800 and $100 in front-end sales charges resulting from sales of Class A and C shares, respectively during the six months ended February 29, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 29, 2000, they received approximately $32,800 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid
    18

       Prudential Municipal Series Fund      Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a mximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $12,700 for the services of PMFS. As of February 29, 2000, approximately $2,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $12,501,019 and $18,766,932, respectively.

      The cost basis of investments for federal income tax purposes at February 29, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized depreciation of investments for federal income tax purposes was $806,349 (gross unrealized appreciation--$2,763,904 gross unrealized depreciation--$3,570,253).

      The Series elected, for United States federal income tax purposes, to treat short-term capital losses of $44,975 and long-term capital losses of $54,800 incurred in the ten months ended August 31, 1999 as having been incurred in the current fiscal year.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund
                                                                          19

       Prudential Municipal Series Fund      Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.
has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 29, 2000 and the fiscal year ended August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      251,684    $  2,499,614
Shares issued in reinvestment of dividends                        85,774         852,419
Shares reacquired                                               (967,406)     (9,612,113)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (629,948)     (6,260,080)
Shares issued upon conversion from Class B                        35,687         359,848
                                                              ----------    ------------
Net decrease in shares outstanding                              (594,261)   $ (5,900,232)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      459,241    $  4,897,168
Shares issued in reinvestment of dividends                       166,808       1,765,475
Shares reacquired                                             (1,315,210)    (13,931,649)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (689,161)     (7,269,006)
Shares issued upon conversion from Class B                        94,743       1,008,731
                                                              ----------    ------------
Net decrease in shares outstanding                              (594,418)   $ (6,260,275)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                      281,578    $  2,791,672
Shares issued in reinvestment of dividends                        22,862         227,183
Shares reacquired                                               (341,440)     (3,390,274)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion             (37,000)       (371,419)
Shares reacquired upon conversion into Class A                   (35,687)       (359,848)
                                                              ----------    ------------
Net decrease in shares outstanding                               (72,687)   $   (731,267)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      665,024    $  7,087,108
Shares issued in reinvestment of dividends                        41,768         441,754
Shares reacquired                                               (311,472)     (3,295,872)
                                                              ----------    ------------
Net increase in shares outstanding before conversion             395,320       4,232,990
Shares reacquired upon conversion into Class A                   (94,763)     (1,008,731)
                                                              ----------    ------------
Net increase in shares outstanding                               300,557    $  3,224,259
                                                              ----------    ------------
                                                              ----------    ------------

    20

       Prudential Municipal Series Fund      Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                       12,638    $    124,666
Shares issued in reinvestment of dividends                         8,143          80,940
Shares reacquired                                                (95,245)       (950,361)
                                                              ----------    ------------
Net decrease in shares outstanding                               (74,464)   $   (744,755)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       57,676    $    610,380
Shares issued in reinvestment of dividends                        15,461         163,559
Shares reacquired                                               (102,072)     (1,072,067)
                                                              ----------    ------------
Net decrease in shares outstanding                               (28,935)   $   (298,128)
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                        9,027    $     91,155
Shares issued in reinvestment of dividends                           578           5,740
Shares reacquired                                                (23,382)       (234,848)
                                                              ----------    ------------
Net decrease in shares outstanding                               (13,777)   $   (137,953)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       66,050    $    701,514
Shares issued in reinvestment of dividends                         1,623          17,191
Shares reacquired                                                (66,254)       (703,517)
                                                              ----------    ------------
Net increase in shares outstanding                                 1,419    $     15,188
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.18
                                                                     --------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized gain (loss) on investment
transactions                                                             (.33)
                                                                     --------
   Total from investment operations                                      (.08)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                     --------
   Total distributions                                                   (.25)
                                                                     --------
Net asset value, end of period                                        $  9.85
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (0.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $69,098
Average net assets (000)                                              $73,509
Ratios to average net assets:
   Expenses, including distribution fees                                  .97%(d)
   Expenses, excluding distribution fees                                  .72%(d)
   Net investment income                                                 5.07%(d)
For Class A, B and C shares:
   Portfolio turnover rate                                                 12%

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  10.74             $  10.41             $  10.11             $  10.06             $   9.91
    --------             --------             --------         ----------------     ----------------
         .50                  .52                  .54(a)               .57(a)               .59(a)
        (.56)                 .33                  .31                  .05                  .15
    --------             --------             --------         ----------------     ----------------
        (.06)                 .85                  .85                  .62                  .74
    --------             --------             --------         ----------------     ----------------
        (.50)                (.52)                (.54)                (.57)                (.59)
          --(c)                --                 (.01)                  --                   --
          --(c)                --                   --                   --                   --
    --------             --------             --------         ----------------     ----------------
        (.50)                (.52)                (.55)                (.57)                (.59)
    --------             --------             --------         ----------------     ----------------
    $  10.18             $  10.74             $  10.41             $  10.11             $  10.06
    --------             --------             --------         ----------------     ----------------
    --------             --------             --------         ----------------     ----------------
        (.61)%               8.34%                8.65%                6.20%                7.85%
    $ 77,398             $ 88,045             $ 92,579             $101,999             $120,963
    $ 84,810             $ 90,437             $ 97,700             $112,266             $124,259
         .89%                 .80%                 .57%(a)              .37%(a)              .24%(a)
         .69%                 .70%                 .47%(a)              .27%(a)              .17%(a)
        4.72%                4.89%                5.32%(a)             5.56%(a)             6.04%(a)
          13%                  35%                  22%                  68%                  65%

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.18
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.33)
                                                                     --------
   Total from investment operations                                      (.09)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                     --------
   Total distributions                                                   (.24)
                                                                     --------
Net asset value, end of period                                        $  9.85
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (0.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $23,130
Average net assets (000)                                              $23,725
Ratios to average net assets:
   Expenses, including distribution fees                                 1.22%(d)
   Expenses, excluding distribution fees                                  .72%(d)
   Net investment income                                                 4.82%(d)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  10.74             $  10.41             $  10.11             $  10.06              $ 9.91
    --------             --------             --------             --------             -------
         .47                  .48                  .50(a)               .53(a)              .55(a)
        (.56)                 .33                  .31                  .05                 .15
    --------             --------             --------             --------             -------
        (.09)                 .81                  .81                  .58                 .70
    --------             --------             --------             --------             -------
        (.47)                (.48)                (.50)                (.53)               (.55)
          --(c)                --                 (.01)                  --                  --
          --(c)                --                   --                   --                  --
    --------             --------             --------             --------             -------
        (.47)                (.48)                (.51)                (.53)               (.55)
    --------             --------             --------             --------             -------
    $  10.18             $  10.74             $  10.41             $  10.11              $10.06
    --------             --------             --------             --------             -------
    --------             --------             --------             --------             -------
        (.91)%               7.91%                8.22%                5.79%               7.39%
    $ 24,626             $ 22,755             $ 18,820             $ 14,699              $8,326
    $ 24,665             $ 21,154             $ 17,565             $ 12,570              $4,699
        1.19%                1.20%                 .97%(a)              .77%(a)             .67%(a)
         .69%                 .70%                 .47%(a)              .27%(a)             .17%(a)
        4.43%                4.49%                4.92%(a)             5.16%(a)            5.56%(a)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.18
                                                                      -------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized gain (loss) on investment
transactions                                                             (.33)
                                                                      -------
   Total from investment operations                                      (.10)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
   Total distributions                                                   (.23)
                                                                      -------
Net asset value, end of period                                        $  9.85
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                        (0.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 5,883
Average net assets (000)                                              $ 6,279
Ratios to average net assets:
   Expenses, including distribution fees                                 1.47%(d)
   Expenses, excluding distribution fees                                  .72%(d)
   Net investment income                                                 4.55%(d)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
     $10.74               $10.41               $10.11               $10.06              $   9.91
    -------              -------              -------              -------              --------
        .44                  .45                  .48(a)               .50(a)                .53(a)
       (.56)                 .33                  .31                  .05                   .15
    -------              -------              -------              -------              --------
       (.12)                 .78                  .79                  .55                   .68
    -------              -------              -------              -------              --------
       (.44)                (.45)                (.48)                (.50)                 (.53)
         --(c)                --                 (.01)                  --                    --
         --(c)                --                   --                   --                    --
    -------              -------              -------              -------              --------
       (.44)                (.45)                (.49)                (.50)                 (.53)
    -------              -------              -------              -------              --------
     $10.18               $10.74               $10.41               $10.11              $  10.06
    -------              -------              -------              -------              --------
    -------              -------              -------              -------              --------
      (1.16)%               7.64%                7.95%                5.52%                 7.12%
     $6,833               $7,520               $7,336               $7,792              $  9,028
     $7,420               $7,325               $7,575               $8,293              $ 10,265
       1.44%                1.45%                1.22%(a)             1.02%(a)               .92%(a)
        .69%                 .70%                 .47%(a)              .27%(a)               .17%(a)
       4.17%                4.24%                4.67%(a)             4.91%(a)              5.35%(a)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.17
                                                                      -------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
transactions                                                             (.32)
                                                                      -------
   Total from investment operations                                      (.05)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.27)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
   Total distributions                                                   (.27)
                                                                      -------
Net asset value, end of period                                        $  9.85
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                        (0.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   229
Average net assets (000)                                              $   268
Ratios to average net assets:
   Expenses, including distribution fees                                  .72%(c)
   Expenses, excluding distribution fees                                  .72%(c)
   Net investment income                                                 5.28%(c)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Less than $.005 per share.
    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                          September 18, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
     $10.73                    $10.41                            $10.36
    -------                   -------                           -------
        .52                       .53                               .41(a)
       (.56)                      .32                               .06
    -------                   -------                           -------
       (.04)                      .85                               .47
    -------                   -------                           -------
       (.52)                     (.53)                             (.41)
         --(e)                     --                              (.01)
         --(e)                     --                                --
    -------                   -------                           -------
       (.52)                     (.53)                             (.42)
    -------                   -------                           -------
     $10.17                    $10.73                            $10.41
    -------                   -------                           -------
    -------                   -------                           -------
       (.42)%                    8.34%                             4.57%
     $  377                    $  383                            $   94
     $  413                    $  373                            $   36
        .69%                      .70%                              .47%(a)(c)
        .69%                      .70%                              .47%(a)(c)
       4.93%                     4.99%                             5.48%(a)(c)

    See Notes to Financial Statements                                     29

Prudential Municipal Series Fund   Florida Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

www.prudential.com   (800) 225-1852


BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
   Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Municipal Series Fund   Florida Series
Getting the Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports.
It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.
We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:
Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.
See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

www.prudential.com

(800) 225-1852

Performance review
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.
Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Performance Review that doesn't appear in this listing because it was sold before the close of the reporting period.
Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.
Statement of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Series Fund   Florida Series
Getting the Most From Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.
Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.
Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.
Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.
Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com         (800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Series Fund   Florida Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:
There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!
Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com    (800) 225-1852

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols      NASDAQ    CUSIP
   Class A        PFLAX   74435M507
   Class B         --     74435M606
   Class C         --     74435M614
   Class Z         --     74435M424

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

MF148E2   74435M507   74435M606   74435M614   74435M424

(LOGO)  Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
Massachusetts Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from Massachusetts State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/Massachusetts
Series' investment objective is to maximize current income that is exempt from Massachusetts State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

         Contents
    1    Message From the Fund's President
    2    Performance Review
    2    Portfolio Composition
    3    Performance at a Glance
    4    Credit Quality
    5    Five Largest Issuers
    7    Financial Statements
www.prudential.com           (800) 225-1852
Message From the Fund's President    As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential Municipal Series
Fund/Massachusetts Series had a negative return of 1.16% during its fiscal half year that ended February 29, 2000. For the same period, the return on the Series' benchmark Lipper Average was a negative
1.21%. After the initial sales charge, the Class A shares' return was a negative 4.12%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S. economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund    Massachusetts Series
Performance Review

(PHOTO)  (PHOTO) Portfolio Managers Evan Lamp (Municipal Bonds
Sector Team Leader) and Lorely Machin

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000.
As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of total investments as of 2/29/00

    52.07%   Revenue Bonds
    26.19    Prerefunded Bonds
    16.19    General Obligations
     5.55    Miscellaneous
www.prudential.com                 (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                   As of 2/29/00
                    Six      One           Five            Ten                 Since
                   Months    Year          Years          Years              Inception2
Class A            -1.16%    -4.30%    24.99% (24.76)    82.17% (81.83)    82.77%    82.43)
Class B            -1.29     -4.56     22.71  (22.49)    75.04  (74.71)    176.14  (167.87)
Class C            -1.41     -4.80     21.21  (20.98)        N/A            24.89   (24.65)
Class Z            -1.03     -4.08          N/A              N/A            10.64   (10.54)
Lipper MA Muni
Debt Fund Avg.3    -1.21     -4.42         25.21            84.29                 ***

Average Annual Total Returns1                      As of 3/31/00
                One         Five             Ten           Since
                Year        Years           Years        Inception2
Class A        -5.35%    4.21% (4.17)    6.09% (6.07)    5.98% (5.97)
Class B        -7.68     4.29  (4.25)    5.99  (5.97)    6.90  (6.68)
Class C        -4.90     3.99  (3.96)        N/A         4.17  (4.13)
Class Z        -2.19         N/A             N/A         3.71  (3.68)

Distributions and Yields                     As of 2/29/00
              Total Distributions     30-Day        Taxable Equivalent Yield4 At Tax Rates of
              Paid for Six Months    SEC Yield              36%              39.6%
    Class A         $0.27              4.38%               7.78%             8.24%
    Class B         $0.26              4.27                7.58              8.03
    Class C         $0.24              3.99                7.08              7.51
    Class Z         $0.29              4.77                8.47              8.97


Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months. Class
Z shares are not subject to a sales charge or distribution and service
(12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/25/84; Class C, 8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Massachusetts Municipal
Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 86.18% for
Class A, 206.86% for Class B, 29.56% for Class C, and 9.43% for Class Z, based on all funds in each share class.

Prudential Municipal Series Fund    Massachusetts Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase distribution yield in this rising-interest-rate environment.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) We kept the Series' duration shorter than average for much of our fiscal half year.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

We also maintained a considerable exposure to prerefunded bonds, which made up 26% of the Series' total investments as of February 29, 2000. Prices of prerefunded bonds held up better due to their high coupon rates and shorter-term maturities.

Massachusetts bonds upgraded
During our six-month review period, Moody's
Investors Service upgraded the Commonwealth of Massachusetts' general obligation bonds to Aa2 from Aa3. Moody's cited the economic strength of Massachusetts that would enable it to accommodate a lower tax rate if residents of the commonwealth voted to cut taxes later in the year. We took advantage of the improvement in rating by selling our uninsured Massachusetts general obligation bonds. As of February 29, 2000, Massachusetts general obligation bonds accounted for nearly 7.00% of the Series' total investments, its largest position.

Credit Quality
Expressed as a percentage of total investments as of 2/29/00

        14.95%    AAA
        8.18      AA
        7.04      A
        23.51     BBB
        1.67      BB
        43.48     Insured
        1.17      Cash Equivalents
www.prudential.com                 (800) 225-1852

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers. This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
The powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment has provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

    6.97%    Mass. General Obligation
    5.75     Mass. Ind. Fin. Agency Rev.
             Cape Cod Hlth. Sys.*
    5.29     Mass. St. Port. Auth.
    4.29     Mass. Hlth. & Edl. Facs.
             Faulkner Hospital*
    4.23     Boston, Mass. Ind. Fin. Auth.
             Harbor Electric Energy

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Prudential Municipal Series Fund    Massachusetts Series

Financial
    Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.0%
----------------------------------------------------------------------------------------
Boston Massachusetts Ind. Dev. Fin.
 Auth., Swr. Fac. Rev., Harbor
 Elec. Energy Co. Proj., A.M.T.       Baa1       7.375%      05/15/15   $    1,500       $  1,546,020
Brockton Massachusetts, Gen. Oblig.   A2         6.125       06/15/18        1,030          1,036,582
Everett Massachusetts, Gen. Oblig.    Aaa        5.75        12/15/19          650            643,123
Holyoke Massachusetts, Gen. Oblig.,
 School Proj., M.B.I.A.               Aaa        8.10        06/15/05          700(e)         769,671
Lowell Massachusetts, Gen. Oblig.     Aaa        7.625       02/15/10          750(e)         795,585
Lynn Mass. Wtr. & Swr. Comn., Gen.
 Rev., Ser. A, M.B.I.A.               Aaa        7.25        12/01/10          850(e)         885,989
Mass. Bay Trans. Auth., Gen. Trans.
 Sys., Ser. A, M.B.I.A.               Aaa        5.50        03/01/15          700            691,558
Mass. St. College Bldg. Auth. Proj.
 Rev., Ser. A, M.B.I.A.               Aaa        Zero        05/01/22        2,250            576,112
Mass. St. Dev. Fin. Agy. Rev.,
 Concord-Assabet Family Svcs.         Ba2        6.00        11/01/28          750            605,475
Mass. St. Gen. Oblig.,
 Ser. A, A.M.B.A.C.                   Aaa        5.00        07/01/12        1,000            963,360
 Ser. C, F.G.I.C.                     Aaa        6.00        08/01/09        1,500          1,582,710
Mass. St. Hlth. & Edl. Facs. Auth.
 Rev.,
 Beth Israel Hospital, A.M.B.A.C.     Aaa        8.268(d)    07/01/25        1,500          1,434,375
 Dana Farber Cancer Proj., Ser. G-1   A1         6.25        12/01/22          625            593,706
 Faulkner Hospital, Ser. C            Baa1       6.00        07/01/23        1,500(e)       1,568,085
 Holyoke Hospital, Ser. B             Baa3       6.50        07/01/15          550            500,297
 Jordan Hospital, Ser. C              BBB+(c)    6.875       10/01/22        1,350(e)       1,436,305
 Med. Academic & Scientific Co.,
 Ser. A                               NR         6.625       01/01/15        1,000            985,330
 Newton-Wellesley Hospital, Ser. E,
 M.B.I.A.                             Aaa        5.875       07/01/15        1,000          1,000,790
 Simmons College, Ser. D              Aaa        6.05        10/01/20        1,000          1,010,730
 Valley Regional Hlth. Sys., Ser. C   NR         7.00        07/01/10          825            922,895
 Winchester Hospital, Ser. D          NR         5.75        07/01/24        1,000            946,140

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Massachusetts Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Mass. St. Hsg. Fin. Agcy. Hsg.
 Rev., Sngl. Fam. Mtge., Ser. 59,
 A.M.B.A.C., A.M.T.                   Aaa        5.40%       06/01/20   $      945       $    852,730
Mass. St. Ind. Fin. Agcy. Rev.,
 Bradford College                     NR         5.625       11/01/28        1,000            774,890
 Brooks School                        A3         5.95        07/01/23          300(e)         314,580
 Cambridge Friends School             NR         5.80        09/01/28          700            618,408
 Cape Cod Hlth. Sys.                  Aaa        8.50        11/15/20        2,000(e)       2,098,660
 Phillips Academy                     Aaa        5.375       09/01/23        1,000            903,180
Mass. St. Port Auth. Rev.,
 Ser. D, A.M.T.                       Aa3        6.25        07/01/17        1,000          1,033,300
 Series 1999A                         Baa3       5.75        10/01/29          600            592,542
Mass. St. Port Auth. Rev., Ser. B,
 A.M.T.                               Aa3        5.00        07/01/18        1,000            882,520
Mass. St. Tpk. Auth., Met. Hwy.
 Sys. Rev., Ser. C, M.B.I.A.          Aaa        Zero        01/01/17        2,000            727,120
Mass. St. Water Poll. Abatement
 Trust Rev., Ser. A                   Aa3        6.375       02/01/15        1,000          1,045,100
Mass. St. Water Res. Auth. Rev.,
 Ser. B, M.B.I.A.                     Aaa        6.25        12/01/11        1,000          1,075,870
 Ser. D, M.B.I.A.                     Aaa        6.00        08/01/13          500            524,940
Plymouth County Mass. Corr. Facs.,
 Cert. of Part., Ser. A               Aaa        7.00        04/01/22          500(e)         535,865
Puerto Rico Commonwealth, Gen.
 Oblig., A.M.B.A.C.                   Aaa        7.00        07/01/10        1,000          1,140,740
Puerto Rico Electric Pwr. Auth.
 Rev., Ser. T                         Baa1       6.375       07/01/24        1,000(e)       1,082,150
Rail Connections Inc. Mass. Rev.
 Cap. Apprec.                         NR         Zero        07/01/21        2,500            603,850
Virgin Islands Pub. Fin. Auth.
 Rev., Gross Rcpts. Taxes Ln., Ser.
 A                                    BBB-(c)    6.50        10/01/24          500            494,520
                                                                                         ------------
Total long-term investments
 (cost $35,008,368)                                                                      $ 35,795,803
                                                                                         ------------

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  0.3%
----------------------------------------------------------------------------------------
Mass. St. Hlth. & Edl. Facs. Auth.
 Rev., Ser. SGA-65, F.R.D.D.          AA-(c)     3.90%       03/01/00   $      100       $    100,000
                                                                                         ------------
Total short-term investment
 (cost $100,000)                                                                              100,000
                                                                                         ------------
Total Investments  98.3% (cost
 $35,108,368; Note 4)                                                                      35,895,803
Other assets in excess of
 liabilities  1.7%                                                                            625,739
                                                                                         ------------
Net Assets  100%                                                                         $ 36,521,542
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Massachusetts Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $35,108,368)                            $35,895,803
Cash                                                                    222,963
Interest receivable                                                     497,558
Receivable for Series shares sold                                       100,392
Deferred expenses and other assets                                          929
                                                                 -----------------
      Total assets                                                   36,717,645
                                                                 -----------------
LIABILITIES
Accrued expenses                                                         89,572
Payable for Series shares reacquired                                     67,986
Management fee payable                                                   14,486
Distribution fee payable                                                  9,332
Dividends payable                                                         8,744
Deferred trustees' fees                                                   5,983
                                                                 -----------------
      Total liabilities                                                 196,103
                                                                 -----------------
NET ASSETS                                                          $36,521,542
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    34,179
   Paid-in capital in excess of par                                  36,363,472
                                                                 -----------------
                                                                     36,397,651
   Accumulated net realized loss on investments                        (663,544)
   Net unrealized appreciation on investments                           787,435
                                                                 -----------------
Net assets, February 29, 2000                                       $36,521,542
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Statement of Assets and Liabilities (Unaudited) Con't.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($25,734,113 / 2,407,891 shares of beneficial interest
      issued and outstanding)                                             $10.69
   Maximum sales charge (3% of offering price)                               .33
                                                                 -----------------
   Maximum offering price to public                                       $11.02
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($10,356,076 / 969,620 shares of beneficial
      interest issued and outstanding)                                    $10.68
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value, offer price and redemption price per share
      ($254,902 / 23,865 shares of beneficial interest issued
      and outstanding)                                                    $10.68
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $10.79
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($176,451 / 16,524 shares of beneficial interest
      issued and outstanding)                                             $10.68
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Massachusetts Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   1,181,464
                                                                 -----------------
Expenses
   Management fee                                                         95,653
   Distribution fee--Class A                                              33,553
   Distribution fee--Class B                                              27,920
   Distribution fee--Class C                                                 661
   Custodian's fees and expenses                                          37,000
   Report to shareholders                                                 20,000
   Registration fees                                                      15,000
   Transfer agent's fees and expenses                                      9,000
   Audit fee and expenses                                                  5,000
   Legal fees and expenses                                                 3,000
   Trustees' fees and expenses                                             2,500
   Miscellaneous                                                           2,418
                                                                 -----------------
      Total expenses                                                     251,705
Less: Custodian fee credit                                                  (339)
                                                                 -----------------
    Net expenses                                                         251,366
                                                                 -----------------
Net investment income                                                    930,098
                                                                 -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
   Investment transactions                                              (454,745)
   Financial futures transactions                                        (10,365)
                                                                 -----------------
                                                                        (465,110)
Net change in unrealized appreciation of investments                    (983,587)
                                                                 -----------------
Net loss on investments                                               (1,448,697)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    (518,599)
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment income                         $       930,098     $    2,069,644
   Net realized loss on investment
      transactions                                      (465,110)           (12,605)
   Net change in unrealized appreciation of
      investments                                       (983,587)        (2,713,045)
                                                -----------------    --------------
   Net decrease in net assets resulting from
      operations                                        (518,599)          (656,006)
                                                -----------------    --------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                           (662,835)        (1,418,190)
      Class B                                           (261,369)          (640,864)
      Class C                                             (3,932)            (8,016)
      Class Z                                             (1,962)            (2,574)
                                                -----------------    --------------
                                                        (930,098)        (2,069,644)
                                                -----------------    --------------
   Distributions in excess of net investment
    income
      Class A                                                 --             (9,090)
      Class B                                                 --             (4,519)
      Class C                                                 --                (55)
      Class Z                                                 --                (20)
                                                -----------------    --------------
                                                              --            (13,684)
                                                -----------------    --------------
   Distributions from net realized gains
      Class A                                                 --           (284,387)
      Class B                                                 --           (141,295)
      Class C                                                 --             (1,712)
      Class Z                                                 --               (626)
                                                -----------------    --------------
                                                              --           (428,020)
                                                -----------------    --------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                       1,521,575          7,872,665
   Net asset value of shares issued in
      reinvestment of dividends                          531,334          1,388,189
   Cost of shares reacquired                          (4,799,096)       (10,782,045)
                                                -----------------    --------------
   Net decrease in net assets from Series
      share transactions                              (2,746,187)        (1,521,191)
                                                -----------------    --------------
Total decrease                                        (4,194,884)        (4,688,545)
NET ASSETS
Beginning of period                                   40,716,426         45,404,971
                                                -----------------    --------------
End of period                                    $    36,521,542     $   40,716,426
                                                -----------------    --------------
                                                -----------------    --------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      Masschusetts Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The Massachusetts Series (the 'Series') commenced investment operations in September, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. The Series invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Series intends to purchase against fluctuations in value caused by changes in prevailing
    14

       Prudential Municipal Series Fund      Massachusetts Series
             Notes to Financial Statements (Unaudited) Cont'd.

market interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation
                                                                          15

       Prudential Municipal Series Fund      Massachusetts Series
             Notes to Financial Statements (Unaudited) Cont'd.

of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Series that it has received approximately $300 and $600 in front-end sales charges resulting from sales of Class A and C shares, respectively, during the six months ended February 29, 2000. From these fees PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 29, 2000, they received approximately $8,100 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of
    16

       Prudential Municipal Series Fund      Massachusetts Series
             Notes to Financial Statements (Unaudited) Cont'd.

the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $7,400 for the services of PMFS. As of February 29, 2000, approximately $1,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities of the Series, excluding short-term investments, for the six months ended February 29, 2000, were $4,357,933 and $6,734,646, respectively.

      The United States federal income tax basis of the Fund's investments as of February 29, 2000 was $35,108,368 and accordingly, net unrealized appreciation on investments for federal income tax purposes was $787,435 (gross unrealized appreciation--$1,662,328, gross unrealized depreciation--$874,893).

      The Fund elected, for United States Federal income tax purposes, to treat capital losses of approximately $54,800 incurred in the ten month period ended August 31, 1999 as having incurred in the current fiscal year.

      For federal income tax purposes, the Portfolio had a capital loss carryforward as of August 31, 1999 of approximately $8,200 which expires in 2007. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered
                                                                          17

       Prudential Municipal Series Fund      Massachusetts Series
             Notes to Financial Statements (Unaudited) Cont'd.

exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 29, 2000 and the fiscal year ended August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                       75,063    $    822,133
Shares issued in reinvestment of dividends                        36,502         393,851
Shares reacquired                                               (254,233)     (2,738,975)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (142,668)     (1,522,991)
Shares issued upon conversion from Class B                        68,405         751,692
                                                              ----------    ------------
Net decrease in shares outstanding                               (74,263)   $   (771,299)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      478,960    $  5,646,776
Shares issued in reinvestment of dividends and distributions      84,266         981,877
Shares reacquired                                               (589,103)     (6,781,033)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion             (25,877)       (152,380)
Shares issued upon conversion from Class B                        69,112         806,972
                                                              ----------    ------------
Net increase in shares outstanding                                43,235    $    654,592
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                       46,606    $    505,673
Shares issued in reinvestment of dividends                        12,366         133,442
Shares reacquired                                               (187,704)     (2,043,850)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (128,732)     (1,404,735)
Shares reacquired upon conversion into Class A                   (68,431)       (751,692)
                                                              ----------    ------------
Net decrease in shares outstanding                              (197,163)   $ (2,156,427)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      170,635    $  1,982,178
Shares issued in reinvestment of dividends and distributions      34,077         397,292
Shares reacquired                                               (335,629)     (3,901,106)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (130,917)     (1,521,636)
Shares reacquired upon conversion into Class A                   (69,125)       (806,972)
                                                              ----------    ------------
Net decrease in shares outstanding                              (200,042)   $ (2,328,608)
                                                              ----------    ------------
                                                              ----------    ------------

    18

       Prudential Municipal Series Fund      Massachusetts Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                        7,765    $     82,757
Shares issued in reinvestment of dividends                           191           2,062
Shares reacquired                                                   (998)        (11,010)
                                                              ----------    ------------
Net increase in shares outstanding                                 6,958    $     73,809
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       13,079    $    154,281
Shares issued in reinvestment of dividends and distributions         504           5,854
Shares reacquired                                                 (6,438)        (74,609)
                                                              ----------    ------------
Net increase in shares outstanding                                 7,145    $     85,526
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                       10,418    $    111,012
Shares issued in reinvestment of dividends                           183           1,979
Shares reacquired                                                   (492)         (5,261)
                                                              ----------    ------------
Net increase in shares outstanding                                10,109    $    107,730
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                        7,626    $     89,430
Shares issued in reinvestment of dividends and distributions         273           3,166
Shares reacquired                                                 (2,210)        (25,297)
                                                              ----------    ------------
Net increase in shares outstanding                                 5,689    $     67,299
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.09
                                                                 -----------------
Income from investment operations
Net investment income                                                      .27
Net realized and unrealized gain (loss) on investment
transactions                                                              (.40)
                                                                 -----------------
   Total from investment operations                                       (.13)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.27)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                 -----------------
   Total distributions                                                    (.27)
                                                                 -----------------
Net asset value, end of period                                       $   10.69
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                         (1.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  25,734
Average net assets (000)                                             $  26,990
Ratios to average net assets:
   Expenses, including distribution fees                                  1.24%(d)
   Expenses, excluding distribution fees                                   .99%(d)
   Net investment income                                                  4.94%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  12%

------------------------------
(a) Net of management fee waiver.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than .005 per share.
(d) Annualized.
    20                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.90             $  11.69             $  11.54             $  11.63             $  11.37
----------------     ----------------     ----------------     ----------------     ----------------
         .53                  .55                  .58(a)               .59(a)               .65(a)
        (.70)                 .37                  .33                 (.02)                 .26
----------------     ----------------     ----------------     ----------------     ----------------
        (.17)                 .92                  .91                  .57                  .91
----------------     ----------------     ----------------     ----------------     ----------------
        (.53)                (.55)                (.58)                (.59)                (.65)
          --(c)              (.01)                  --(c)                --(c)                --(c)
        (.11)                (.15)                (.18)                (.07)                  --(c)
----------------     ----------------     ----------------     ----------------     ----------------
        (.64)                (.71)                (.76)                (.66)                (.65)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.09             $  11.90             $  11.69             $  11.54             $  11.63
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.44)%               8.10%                8.10%                4.93%                8.33%
    $ 27,527             $ 29,024             $ 28,890             $ 28,058             $ 27,525
    $ 30,705             $ 29,031             $ 29,096             $ 28,091             $ 15,837
        1.11%                1.04%                1.00%(a)             1.06%(a)              .97%(a)
         .91%                 .94%                 .90%(a)              .96%(a)              .87%(a)
        4.62%                4.75%                5.00%(a)             5.06%(a)             5.59%(a)
          24%                  33%                  22%                  18%                  36%

    See Notes to Financial Statements                                     21

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.08
                                                                 -----------------
Income from investment operations
Net investment income                                                      .26
Net realized and unrealized gain (loss) on investment
transactions                                                              (.40)
                                                                 -----------------
   Total from investment operations                                       (.14)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.26)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                 -----------------
   Total distributions                                                    (.26)
                                                                 -----------------
Net asset value, end of period                                       $   10.68
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                         (1.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  10,356
Average net assets (000)                                             $  11,229
Ratios to average net assets:
   Expenses, including distribution fees                                  1.49%(d)
   Expenses, excluding distribution fees                                   .99%(d)
   Net investment income                                                  4.68%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than .005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.89             $  11.68             $  11.53             $  11.62             $  11.36
----------------     ----------------     ----------------     ----------------     ----------------
         .50                  .51                  .53(a)               .54(a)               .60(a)
        (.70)                 .37                  .33                 (.02)                 .26
----------------     ----------------     ----------------     ----------------     ----------------
        (.20)                 .88                  .86                  .52                  .86
----------------     ----------------     ----------------     ----------------     ----------------
        (.50)                (.51)                (.53)                (.54)                (.60)
          --(c)              (.01)                  --(c)                --(c)                --(c)
        (.11)                (.15)                (.18)                (.07)                  --(c)
----------------     ----------------     ----------------     ----------------     ----------------
        (.61)                (.67)                (.71)                (.61)                (.60)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.08             $  11.89             $  11.68             $  11.53             $  11.62
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.76)%               7.67%                7.67%                4.51%                7.90%
    $ 12,931             $ 16,256             $ 18,247             $ 22,758             $ 28,367
    $ 14,837             $ 17,253             $ 20,301             $ 25,751             $ 39,455
        1.41%                1.44%                1.40%(a)             1.46%(a)             1.34%(a)
         .91%                 .94%                 .90%(a)              .96%(a)              .84%(a)
        4.32%                4.35%                4.60%(a)             4.66%(a)             5.37%(a)

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.08
                                                                 -----------------
Income from investment operations
Net investment income                                                      .24
Net realized and unrealized gain (loss) on investment
transactions                                                              (.40)
                                                                 -----------------
   Total from investment operations                                       (.16)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.24)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                 -----------------
   Total distributions                                                    (.24)
                                                                 -----------------
Net asset value, end of period                                       $   10.68
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                         (1.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $     255
Average net assets (000)                                             $     177
Ratios to average net assets:
   Expenses, including distribution fees                                  1.74%(d)
   Expenses, excluding distribution fees                                   .99%(d)
   Net investment income                                                  4.46%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than .005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.89             $  11.68             $  11.53             $  11.62             $  11.36
----------------     ----------------     ----------------     ----------------     ----------------
         .47                  .48                  .50(a)               .51(a)               .57(a)
        (.70)                 .37                  .33                 (.02)                 .26
----------------     ----------------     ----------------     ----------------     ----------------
        (.23)                 .85                  .83                  .49                  .83
----------------     ----------------     ----------------     ----------------     ----------------
        (.47)                (.48)                (.50)                (.51)                (.57)
          --(c)              (.01)                  --(c)                --(c)                --(c)
        (.11)                (.15)                (.18)                (.07)                  --(c)
----------------     ----------------     ----------------     ----------------     ----------------
        (.58)                (.64)                (.68)                (.58)                (.57)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.08             $  11.89             $  11.68             $  11.53             $  11.62
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------
----------------     ----------------
       (2.00)%               7.41%                7.41%                4.26%                7.60%
    $    187             $    116             $     78             $     45             $     14
    $    196             $    101             $     48             $     41             $     14
        1.66%                1.69%                1.65%(a)             1.72%(a)             1.60%(a)
         .91%                 .94%                 .90%(a)              .97%(a)              .85%(a)
        4.08%                4.08%                4.36%(a)             4.39%(a)             5.07%(a)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.08
                                                                 -----------------
Income from investment operations
Net investment income                                                      .29
Net realized and unrealized gain (loss) on investment
transactions                                                              (.40)
                                                                 -----------------
   Total from investment operations                                       (.11)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.29)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                 -----------------
   Total distributions                                                    (.29)
                                                                 -----------------
Net asset value, end of period                                       $   10.68
                                                                 -----------------
TOTAL RETURN(b):                                                         (1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $     177
Average net assets (000)                                             $      75
Ratios to average net assets:
   Expenses, including distribution fees                                   .99%(c)
   Expenses, excluding distribution fees                                   .99%(c)
   Net investment income                                                  5.27%(c)

------------------------------
(a) Net of management fee waiver.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Amounts are actual and not rounded to the nearest thousand.
(f) Less than .005 per share.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                           December 6, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
    $  11.89                  $  11.68                          $  11.80
----------------          ----------------                    ----------
         .56                       .58                               .47(a)
        (.70)                      .37                               .06
----------------          ----------------                    ----------
        (.14)                      .95                               .53
----------------          ----------------                    ----------
        (.56)                     (.58)                             (.47)
          --(f)                   (.01)                               --(f)
        (.11)                     (.15)                             (.18)
----------------          ----------------                    ----------
        (.67)                     (.74)                             (.65)
----------------          ----------------                    ----------
    $  11.08                  $  11.89                          $  11.68
----------------          ----------------                    ----------
       (1.26)%                    8.31%                             4.54%
    $     71                  $      9                          $    204(e)
    $     53                  $      7                          $    200(e)
         .91%                      .94%                              .90%(a)(c)
         .91%                      .94%                              .90%(a)(c)
        4.86%                     4.91%                             5.55%(a)(c)

    See Notes to Financial Statements                                     27

Prudential Municipal Series Fund    Massachusetts Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                  (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols
               NASDAQ     CUSIP
    Class A    PUMAX    74435M655
    Class B    PMUNX    74435M663
    Class C     --      74435M564
    Class Z     --      74435M416

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY


MF119E2    74435M655    74435M663    74435M564    74435M416

(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
Massachusetts Money Market Series

Fund Type Money market
Objective The highest level of current income that is exempt from Massachusetts State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not
authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/Massachusetts
Money Market Series seeks to provide the highest level of current income that is exempt from Massachusetts State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal debt securities with maturities of 13 months or less from the state of Massachusetts, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands).
There can be no assurance that the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   3   Performance at a Glance
   6   Financial Statements
www.prudential.com          (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Federal Reserve increased short-term interest rates twice to slow U.S. economic growth and fend off higher inflation during the six months that ended on February 29, 2000. Prudential's Money
Markets Sector team worked hard to anticipate these changes in U.S. monetary policy, and acted quickly to take advantage of good investment opportunities that emerged as Massachusetts money market yields rose.

As a result, Prudential Municipal Series
Fund/Massachusetts Money Market Series maintained a
$1.00 net asset value per share, and provided a competitive yield during its fiscal half year. On
February 29, 2000, the Series' seven-day current yield was 3.07%, compared with 3.09% for the average Massachusetts money market fund as tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the municipal money market sector during the six-month review period, and explains how the Series was positioned throughout.

New team member brings solid investment expertise
The newest member of Prudential's Money Markets
Sector team is Monica Wong. Prior to joining
Prudential, Monica was a portfolio manager at Montgomery Asset Management, where she oversaw tax-exempt assets totaling more than $500 million.
During Monica's 10 years of municipal finance experience, she also worked as a research analyst, financial advisor, trader, and underwriter.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   Massachusetts Money Market Series
Performance Review

(PHOTO) (PHOTO) Portfolio Managers Joseph Tully (Money Markets
Sector Team Leader) and Monica Wong

Fed tried to curb U.S. economic growth
Shortly before the Series' fiscal half year began on September 1, 1999, the Federal Reserve increased the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.25% from 5.00%. It also raised the rate at which banks can borrow from the Federal Reserve system (known as the discount rate) to 4.75% from 4.50%.

The short-term rate hike rippled through the U.S.
economy, increasing
borrowing costs for consumers and businesses. In this way, the Fed hoped to rein in the brisk pace of U.S. economic growth and avert a buildup in inflationary pressures. Mounting inflation is particularly hard on people who live on fixed incomes, because their buying power declines if their incomes are not adjusted for the rise in prices.

Reinvesting at higher yields helped the Series
Because we believed that the Fed would continue to tighten monetary policy, we invested primarily in shorter-term
Massachusetts money market securities from
September 1999 through much of October 1999. As these securities matured, we planned to reinvest the money in higher-yielding Massachusetts money market securities that would likely be available after any subsequent Fed rate hike.

We did not have to wait long. The U.S. central bank boosted the federal funds rate to 5.50% and its discount rate to 5.00% on November 16, 1999. Yields on Massachusetts money market securities also climbed, creating attractive buying opportunities.
Among our purchases were bond anticipation notes of Bedford, Massachusetts, that matured in one year, and insured general obligation bonds of Ipswich, Massachusetts, that also matured in one year.

www.prudential.com             (800) 225-1852
Performance at a Glance

Fund Facts   As of 2/29/00
                            7-Day        Net Asset      Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                         Current Yld.   Value (NAV)      @31%     @36%     @39.6%    Mat. (WAM)     (Millions)
MA Money
Market Series              3.07%           $1.00         5.06%    5.45%    5.78%       38 Days         $68
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--MA)**        3.09%           $1.00         5.09%    5.49%    5.81%       49 Days         N/A

Note: Yields will
fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.
**iMoneyNet, Inc. reports the 7-Day Current Yield,
NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State
Specific Average (Stock Broker (SB) & General
Purpose (GP)--Massachusetts) category as of February
28, 2000.

Tracking Municipal Money Market Fund Yields
(GRAPH)

Prudential Municipal Series Fund   Massachusetts Money Market Series
Performance Review

The Ipswich general obligation bonds were a good alternative to conventional tax-exempt money market securities because they provided solid yields to compensate for the fact that they were issued in moderate-sized blocks. We, like most money managers, often prefer to buy large blocks of bonds because they could be easier to sell. However, owning moderate-sized blocks of insured short-term municipal bonds that offered higher yields also met our fundamental buy-and-hold strategy.

Weathering the "January effect"
Our purchases lengthened the Series' weighted average maturity (WAM), which positioned the Series longer than the average of comparable funds as measured by iMoneyNet, Inc. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held in a portfolio.) However, the Series' WAM shortened in early January 2000 amid an industry-wide phenomenon that causes municipal money market yields to decline.

Known as the "January effect," this period of lower yields occurred as investors rushed to temporarily reinvest money received from coupon payments and maturing bonds in the municipal money market during the first week of January. Their increased demand drove yields on municipal money market securities lower and their prices higher. Because we largely avoided reinvesting in longer-term municipal money market securities with yields at such unattractive levels, the Series' WAM shortened in the new year.

Massachusetts bonds upgraded
Besides the "January effect," the change of year brought good news for investors in Massachusetts debt securities. Moody's Investors Service upgraded the state's general obligation bonds to AA2 from AA3 on January 13, 2000, even though Massachusetts residents may vote to cut taxes later in the year.
Moody's noted that the economic strength of Massachusetts would enable its government to accommodate a lower tax rate. More than two years ago, Standard & Poor's also upgraded its rating of Massachusetts' general obligation bonds to AA-minus from A-plus.

www.prudential.com                      (800) 225-1852

While Massachusetts received praise for its economic prowess, the Fed renewed its efforts to check the powerful U.S. economy. On February 2, 2000, it hiked the federal funds rate to 5.75% and its discount rate to 5.25%. In the statement announcing this change in monetary policy, the Fed warned that further rate hikes might be necessary to keep the U.S. economy from overheating. February marked the 107th consecutive month of the economic expansion, making it the longest in U.S. history.

Looking Ahead
True to its word, the Fed again increased the federal funds rate to 6.00% and the discount rate to 5.50% on March 21, 2000. As the U.S. economy continues to grow rapidly, we believe this will not be the last time the Fed will take action this year. With the approach of the tax season, we intend to again increase the Series' exposure to very short-term municipal money market securities in order to accommodate seasonal cash outflows that usually occur as shareholders pay their income taxes. Adopting this strategy should position the Series to lock in higher yields that become available as the supply of municipal money market securities balloons during the tax season.

Weighted Average Maturity Compared to the Average Municipal Money Fund
(GRAPH)

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                Principal
                                 Moody's   Interest   Maturity  Amount        Value (Note
Description (a)                  Rating    Rate       Date      (000)         1)
-----------------------------------------------------------------------------------------------
Bedford, B.A.N.                  NR        4.25%      12/04/00  $    2,000    $  2,004,833
Hanover, B.A.N.                  MIG1      4.25       5/30/00        1,620       1,621,912
Holden, B.A.N.                   MIG1      4.00       3/15/00        2,500       2,500,259
Hopkinton, B.A.N.                MIG1      4.00       8/25/00        1,000       1,001,451
Ipswich, Gen. Oblig., F.G.I.C.   Aaa       5.00       11/15/00       1,169       1,178,241
Mass. Bay Trans. Auth., Gen.
 Trans. Sys. Bonds, Ser. A       Aaa       7.00       3/01/00        1,800(c)    1,800,000
Mass. St. Certificates, Series
 240, F.R.W.D.S.                 VMIG1     3.91       3/02/00        6,000       6,000,000
Mass. St. Dev. Fin. Agcy. Rev.,
 Elderhostel, Inc., Ser. 2000,
 F.R.W.D.                        VMIG1     3.75       3/03/00        1,500       1,500,000
 Notre Dame Hlth. Care Center,
 Ser. 99, F.R.W.D.               VMIG1     3.90       3/02/00        3,485       3,485,000
 Semass Proj., Ser. A,
 F.R.W.D., A.M.T.                A-1(d)    4.10       3/01/00        4,800       4,800,000
 Semass Proj., Ser. B,
 F.R.W.D., A.M.T.                A-1(d)    4.10       3/01/00        1,600       1,600,000
 Waste Mgmt., Inc., Ser. 99,
 F.R.W.D., A.M.T.                VMIG1     4.05       3/01/00        2,500       2,500,000
 Wentworth Inst. of Tech., Ser.
 2000, F.R.W.D., A.M.B.A.C.      VMIG1     3.85       3/01/00        2,500       2,500,000
Mass. St. Hlth. & Edl. Facs.
 Auth. Rev.,
 Boston Univ., Ser. 85H,
 F.R.W.D.                        VMIG1     3.75       3/02/00        5,300       5,300,000
 CIL Realty, Ser. 99, F.R.W.D.   VMIG1     3.75       3/01/00        1,000       1,000,000
 Daughters of Charity--Carney
 Hosp., Ser. C                   Aaa       7.75       7/01/00        1,500(c)    1,547,149
 Northeastern Univ., Ser. G,
 M.B.I.A.                        Aaa       4.50       10/01/00         465         465,643
 Williams College, Ser. SG65,
 F.R.D.D.S.                      A1+(d)    3.90       3/01/00        4,000       4,000,000

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                Principal
                                 Moody's   Interest   Maturity  Amount        Value (Note
Description (a)                  Rating    Rate       Date      (000)         1)
-----------------------------------------------------------------------------------------------
Mass. St. Hsg. Fin. Agcy. Rev.,
 Multi-Family Rev., Harbor
 Port, Ser. 95A, F.R.W.D.        A1+(d)    3.80%      3/01/00   $    5,000    $  5,000,000
 Single Family Housing Notes,
 Ser. A, A.M.T.                  MIG1      3.60       6/01/00        1,500       1,500,843
Mass. St. Ind. Fin. Agcy. Ind.
 Rev.,
 Constitution Corp., Ser. 98,
 F.R.W.D., A.M.T.                A-1(d)    4.00       3/02/00        1,500       1,500,000
 Goddard House, Ser. 95,
 F.R.W.D.                        A-1(d)    3.70       3/02/00        1,935       1,935,000
 Governor Dummer Academy,
 Ser. 96, F.R.W.D.               A1+(d)    3.75       3/02/00        1,500       1,500,000
 Hazen Paper Co., Ser. 95,
 F.R.W.D, A.M.T.                 A-1(d)    4.00       3/02/00        1,400       1,400,000
 New England College, Ser. 97,
 F.R.W.D.                        A1+(d)    3.75       3/02/00        1,000       1,000,000
 Riverdale Mills Corp., Ser.
 95, F.R.W.D., A.M.T.            A-1(d)    4.05       3/02/00        1,000       1,000,000
 United Med. Corp., Ser. 92,
 F.R.W.D., A.M.T.                P-1       3.80       3/01/00          500         500,000
Mass. St. Wtr. Res. Auth.,
 General Rev.,
 Ser. 90A                        Aaa       7.50       4/01/00          815(c)      834,146
 Ser. 90A                        Aaa       7.625      4/01/00          320(c)      327,327
 Ser. 98A                        Aaa       7.375      4/01/00          425(c)      434,951
Melrose, Gen. Oblig., M.B.I.A.   Aaa       5.00       8/15/00          720         724,474
Mohawk Trail Reg. School Dist.,
 Gen. Oblig., Ser. 1999,
 A.M.B.A.C.                      Aaa       5.00       4/15/00          365         365,799
Monson, Gen. Oblig. Sch. Proj.,
 Ser. 90, M.B.I.A.               Aaa       7.70       10/15/00         500(c)      520,661
Palmer, Gen. Oblig. Sch. Proj.,
 Ser. B, A.M.B.A.C.              Aaa       7.70       10/01/00         500(c)      520,006

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                Principal
                                 Moody's   Interest   Maturity  Amount        Value (Note
Description (a)                  Rating    Rate       Date      (000)         1)
-----------------------------------------------------------------------------------------------
Somerville, Gen. Oblig., Ser.
 98, F.G.I.C                     Aaa       6.00%      4/01/00   $    1,095    $  1,097,619
Worcester, Gen. Oblig.,
 M.B.I.A.                        Aaa       5.25       8/01/00        2,210       2,223,897
                                                                              ------------
Total Investments  99.4%
 (amortized cost
 $67,189,211(e))                                                                67,189,211
Other assets in excess of
 liabilities  0.6%                                                                 425,858
                                                                              ------------
Net Assets  100%                                                              $ 67,615,069
                                                                              ------------
                                                                              ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.S.--Floating Rate (Daily) Demand Note Synthetic (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.R.W.D.S.--Floating Rate (Weekly) Demand Note Synthetic (b).
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $  67,189,211
Cash                                                                      70,722
Receivable for Series shares sold                                        493,342
Interest receivable                                                      480,020
Other assets                                                               1,067
                                                                 -----------------
      Total assets                                                    68,234,362
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                     527,081
Accrued expenses                                                          44,650
Management fee payable                                                    26,049
Dividends payable                                                         11,790
Deferred trustee's fees                                                    6,017
Distribution fee payable                                                   3,706
                                                                 -----------------
      Total liabilities                                                  619,293
                                                                 -----------------
NET ASSETS                                                         $  67,615,069
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $     676,151
   Paid-in capital in excess of par                                   66,938,918
                                                                 -----------------
Net assets, February 29, 2000                                      $  67,615,069
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($67,615,069 / 67,615,069 shares of beneficial interest
   issued
   and outstanding; unlimited number of shares authorized)                 $1.00
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   1,051,325
                                                                 -----------------
Expenses
   Management fee                                                        147,634
   Distribution fee                                                       36,908
   Custodian's fees and expenses                                          30,000
   Reports to shareholders                                                13,000
   Registration fees                                                       8,000
   Transfer agent's fees and expenses                                      7,000
   Trustee's fees and expenses                                             5,000
   Audit fee and expenses                                                  4,000
   Legal fees and expenses                                                 3,000
   Miscellaneous                                                             382
                                                                 -----------------
      Total expenses                                                     254,924
Less: Custodian fee credit (Note 1)                                         (362)
                                                                 -----------------
    Net expenses                                                         254,562
                                                                 -----------------
Net investment income                                                    796,763
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     796,763
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months
                                                      Ended            Year Ended
                                                February 29, 2000    August 31, 1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $       796,763     $     1,364,638
                                                -----------------    ---------------
Dividends (Note 1)                                      (796,763)         (1,364,638)
                                                -----------------    ---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                      98,911,471         174,293,713
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                          792,716           1,330,047
   Cost of shares reacquired                         (87,592,649)       (182,580,621)
                                                -----------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                       12,111,538          (6,956,861)
                                                -----------------    ---------------
Total increase (decrease)                             12,111,538          (6,956,861)
NET ASSETS
Beginning of period                                   55,503,531          62,460,392
                                                -----------------    ---------------
End of period                                    $    67,615,069     $    55,503,531
                                                -----------------    ---------------
                                                -----------------    ---------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Notes to Financial Statements (Unaudited)
      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of eleven series. The monies of each series are invested in separate, independently managed portfolios. The Massachusetts Money Market Series (the 'Series') commenced investment operations on August 5, 1991. The Series is nondiversified and seeks to provide the highest level of income that is exempt from Massachusetts State and federal income taxes with minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      All securities are valued as of 4:30 p.m., New York time.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.
      Dividends:    The Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with
    12

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.
income tax regulations which may differ from generally accepted accounting principles.
      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plans of distribution regardless of expenses actually incurred by PIMS. The Series reimbursed PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fees are accrued daily and payable monthly.
      PIMS, PIFM and PIC are indirect wholly owned subsidiaries of The Prudential Insurance Company of America.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $6,800 for the services of PMFS. As of February 29, 2000, approximately $1,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          13

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.00
Net investment income and realized gains                                  .01
Dividends and distributions to shareholders                              (.01)
                                                                     --------
Net asset value, end of period                                        $  1.00
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         1.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $67,615
Average net assets (000)                                              $59,378
Ratios to average net assets:
   Expenses, including distribution fees                                  .86%(c)
   Expenses, excluding distribution fees                                  .74%(c)
   Net investment income                                                 2.70%(c)

------------------------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .02                  .03                  .03(a)               .03(a)               .03(a)
        (.02)                (.03)                (.03)                (.03)                (.03)
    --------             --------             --------             --------             --------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        2.35%                2.77%                3.08%                3.12%                3.10%
    $ 55,504             $ 62,460             $ 53,441             $ 50,511             $ 56,822
    $ 58,654             $ 55,540             $ 53,078             $ 54,689             $ 42,919
         .88%                 .84%                 .54%(a)              .55%(a)              .63%(a)
         .76%                 .71%                 .42%(a)              .43%(a)              .50%(a)
        2.33%                2.73%                3.04%(a)             3.08%(a)             3.14%(a)

    See Notes to Financial Statements                                     15

Prudential Municipal Series Fund   Massachusetts Money Market Series
Getting the Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports.
It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.
We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

www.prudential.com                  (800) 225-1852
Performance review

The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.
Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Performance Review that doesn't appear in this listing because it was sold before the close of the reporting period.
Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.
Statement of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Series Fund   Massachusetts Money Market Series
Getting the Most From Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.
Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.
Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.
Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.
Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com  (800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Series Fund   Massachusetts Money Market Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!
Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com      (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Cusip Number      74435M630

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

MF153E2   74435M630

(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
New Jersey Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from New
Jersey State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not
authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/New Jersey Series' investment objective is to maximize current income that is exempt from New Jersey State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax
(AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.


       Contents
   1   Message From the Fund's President
   2   Performance Review
   2   Portfolio Composition
   3   Performance at a Glance
   4   Credit Quality
   5   Five Largest Issuers
   7   Financial Statements
www.prudential.com       (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential Municipal Series
Fund/New Jersey Series had a negative return of 0.93% during its fiscal half year that ended
February 29, 2000. For the same period, the Series' benchmark Lipper Average was a negative 1.70%.
After the initial sales charge, the Class A shares' return was a negative 3.90%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S.
economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   New Jersey Series
Performance Review

(PHOTO)  (PHOTO)  Portfolio Managers Evan Lamp (Municipal
Bonds Sector Team Leader) and Scott Diamond

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also
engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000.
As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping". In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of total investments as of 2/29/00

      56.24%   Revenue Bonds
      26.41    General Obligations
      14.19    Prerefunded Bonds
      3.16     Miscellaneous
www.prudential.com                  (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                  As of 2/29/00
                    Six     One         Five              Ten              Since
                   Months   Year        Years            Years           Inception2
Class A           -0.93%   -3.50%   26.42%  (26.05)  85.58% (81.60)    86.61%   (82.42)
Class B           -0.96    -3.65    24.26   (23.90)  78.82  (74.99)   112.15   (104.51)
Class C           -1.08    -3.89    22.73   (22.37)      N/A           25.96    (25.35)
Class Z           -0.77    -2.68         N/A             N/A           13.01    (12.90)
Lipper NJ Muni
Debt Fund Avg.3   -1.70    -4.67        24.77              85.35             ***

Average Annual Total Returns1                     As of 3/31/00
              One       Five            Ten            Since
              Year      Years          Years         Inception2
Class A      -4.57%   4.42% (4.36)   6.25% (6.03)   6.20% (5.97)
Class B      -6.87    4.51  (4.45)   6.16  (5.94)   6.59  (6.25)
Class C      -4.09    4.21  (4.15)       N/A        4.30  (4.21)
Class Z      -0.89        N/A            N/A        4.33  (4.30)

Distributions and Yields                    As of 2/29/00
             Total Distributions    30-Day      Taxable Equivalent Yield4 at tax rates of
             Paid for Six Months   SEC Yield            36%               39.6%
   Class A         $0.31            4.88%              8.14%              8.63%
   Class B         $0.30            4.78               7.98               8.45
   Class C         $0.28            4.48               7.48               7.92
   Class Z         $0.32            5.28               8.81               9.34

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
3/4/88; Class C, 8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the New Jersey Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 87.84% for
Class A, 117.71% for Class B, 28.60% for Class C, and 9.22% for Class Z, based on all funds in each share class.

Prudential Municipal Series Fund   New Jersey Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase the Series' distribution yield in this rising-interest-rate environment. An increased exposure to the transportation sector, industrial development bonds, and others benefited the Series' yield.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) The Series' share classes, without sales charges factored in, performed better than its benchmark Lipper Average, which does not consider sales charges. This occurred largely because we kept the Series' duration shorter than average for most of its fiscal half year.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers.

This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

www.prudential.com                 (800) 225-1852

Looking Ahead
Shortly after our six-month review period ended, the Fed engineered another quarter-point rate hike that raised its target for the federal funds rate to 6.00% and its discount rate to 5.50%. We believe the Fed's efforts to tighten monetary policy will slow the U.S. economic expansion in 2000 from its 7.30% annual pace in the fourth quarter of 1999.
Moderating economic growth could help bolster the performance of municipal bonds, but detract from the performance of equities.

Meanwhile, the powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also fallen because the rising-interest-rate environment provided less opportunity for issuers to save money by replacing older higher coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

   7.17%   New Jersey State Transportation
           Trust Fund Authority
   4.07    New Jersey State
           Highway Authority
   3.61    New Jersey Economic Dev.
           Authority Water Facility
   3.10    Edison Township
   3.09    Jackson Township
           School District

* Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Prudential Municipal Series Fund   New Jersey Series

Financial
   Statements

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.6%
----------------------------------------------------------------------------------------
Bayshore Regl. Sewage Auth. Rev.,
 M.B.I.A.                             Aaa        5.50%       4/01/12    $    3,000       $  3,009,540
Bergen Cnty., Utils. Auth., Wtr.
 Poll. Ctrl. Rev., Ser. B, F.G.I.C.   Aaa        5.75        12/15/05        1,000          1,038,770
Cape May Cnty. Ind. Poll. Ctrl.,
 Fin. Auth. Rev., Atlantic Cnty.
 Elec. Co., M.B.I.A.                  Aaa        6.80        3/01/21         2,615          2,932,932
East Orange Bd. of Ed. Cert.,
 Cap. Apprec., F.S.A.                 Aaa        Zero        8/01/18         1,420            470,233
 Cap. Apprec., F.S.A.                 Aaa        Zero        2/01/22         2,845            750,824
 Cap. Apprec., F.S.A.                 Aaa        Zero        2/01/24         1,845            429,184
Edison Twnshp., Gen. Oblig.,
 A.M.B.A.C.                           Aaa        6.00        1/01/08         5,390          5,692,648
Evesham Mun. Utils. Auth. Rev.,
 Ser. B, M.B.I.A.                     Aaa        7.00        7/01/10         2,000          2,018,200
Gloucester Cnty. Impvt. Auth.,
 Solid Waste Sys. Rev.                BBB(c)     6.85        12/01/29        3,000          3,014,370
Hudson Cnty. Impvt. Auth.,
 Solid Waste Sys. Rev.                NR         7.10        1/01/20         1,960(f)       2,089,791
 Solid Waste Sys. Rev.                A+(c)      6.10        7/01/20         1,500(e)(f)    1,591,965
 Solid Waste Sys. Rev.                BBB-(c)    6.125       1/01/29         1,000            910,150
 Solid Waste Sys. Rev., A.M.T.        BBB-(c)    6.125       1/01/29         1,250          1,137,688
Jackson Twnshp.,
 Sch. Dist., F.G.I.C.                 Aaa        6.60        6/01/04         1,020          1,087,922
 Sch. Dist., F.G.I.C.                 Aaa        6.60        6/01/05           940(e)       1,011,045
 Sch. Dist., F.G.I.C.                 Aaa        6.60        6/01/10         1,600          1,769,440
 Sch. Dist., F.G.I.C.                 Aaa        6.60        6/01/11         1,600(e)       1,777,344
Jersey City Mun. Utils. Auth. Sewer
 Rev. Ref., F.S.A.                    Aaa        5.25        12/01/14        1,725          1,664,763
Jersey City, Gen. Oblig., Ser. A,
 F.S.A.                               Aaa        9.25        5/15/04         4,310          4,998,178
Lenape Regl. High Sch. Dist., Gen.
 Oblig., M.B.I.A.                     Aaa        7.625       1/01/12           400(b)         476,288
Middle Twnshp. Sch. Dist., F.G.I.C.   Aaa        7.00        7/15/05         1,200          1,313,040
Middlesex Cnty.,
 Certif. Part. Cap. Apprec.,
 M.B.I.A.                             Aaa        Zero        6/15/25         1,250            265,488

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Middlesex Cnty., cont'd.
 Impvt. Auth., Utils. Sys. Rev.,
 A.M.B.A.C.                           Aaa        Zero        9/01/19    $    5,000       $  1,536,950
Millburn Twnshp.
 Sch. Dist., Brd. of Ed.              Aaa        5.35%       7/15/13         1,140          1,136,478
 Sch. Dist., Brd. of Ed.              Aaa        5.35        7/15/14         1,135          1,121,482
 Sch. Dist., Brd. of Ed.              Aaa        5.35        7/15/16         1,150          1,120,077
 Sch. Dist., Brd. of Ed.              Aaa        5.35        7/15/17         1,150          1,103,448
Monmouth Cnty. Impvt. Auth. Rev.,
 Howell Twnshp. Brd. of Ed.           AA+(c)     6.55        7/01/12         3,465(f)       3,666,524
 Howell Twnshp. Brd. of Ed.,
 A.M.B.A.C.                           AAA(c)     6.50        7/15/06           875            940,424
 Howell Twnshp. Brd. of Ed.,
 A.M.B.A.C.                           AAA(c)     6.50        7/15/07           930          1,005,600
New Jersey Econ. Dev. Auth. Rev.,
 Ed. Testing Service, Ser. A,
 M.B.I.A.                             Aaa        5.90        5/15/15         2,000(f)       2,110,540
 First Mtg. - Keswick Pines           NR         5.75        1/01/24         2,250          1,774,013
 First Mtg. - The Evergreens          NR         5.875       10/01/12        1,200          1,094,244
 First Mtg. - The Evergreens          NR         6.00        10/01/17        1,425          1,222,906
 First Mtg. - The Evergreens          NR         6.00        10/01/22        1,400          1,165,038
 First Mtg. - Leisure Park Marriott   NR         5.875       12/01/27        2,200          1,765,478
 Kapkowski Rd. Landfill               NR         Zero        4/01/08         1,020            592,477
 Kapkowski Rd. Landfill               NR         6.375       4/01/31         2,000          1,873,380
 Nat'l. Assoc. of Accountants         NR         7.50        7/01/01           465            470,454
 Nat'l. Assoc. of Accountants         NR         7.65        7/01/09           950            976,135
 Natural Gas Facs., NUI Corp.
 Proj., M.B.I.A., A.M.T.              Aaa        5.70        6/01/32         3,000          2,838,930
New Jersey Econ. Dev. Auth. Wtr.
 Facs. Rev., New Jersey American
 Wtr. Co., Ser. B, F.G.I.C., A.M.T.   Aaa        5.375       5/01/32         2,000          1,784,460
New Jersey Econ. Dev. Auth. Wtr.
 Facs., F.G.I.C., A.M.T.              NR         7.848(d)    11/01/29        5,000          4,834,850
New Jersey Econ. Dev. Auth., Spec.
 Fac. Rev.,
 Continental Airlines Proj., A.M.T.   Ba2        6.25        9/15/29         4,000          3,559,520
New Jersey Econ. Dist., Heating &
 Cool., Trigen Trenton Proj.          BBB-(c)    6.20        12/01/10          600            582,546

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New Jersey Ed. Facs. Auth. Rev.,
 Fairleigh Dickinson Univ., Ser. G    NR         5.70%       7/01/28    $    2,750       $  2,324,685
 Felician College of Lodi, Ser. D     NR         7.375       11/01/22        1,275          1,305,039
 Princeton Theological, Ser. B        Aaa        5.90        7/01/26         2,500          2,506,300
 Seton Hall Univ. Proj., Ser. D       Baa1       7.00        7/01/21         1,260          1,324,121
New Jersey Hlth. Care Facs. Fin.
 Auth. Rev.,
 Atlantic City Med. Ctr., Ser. C      A3         6.80        7/01/11         2,500          2,622,100
 Jersey Shore Med. Ctr., A.M.B.A.C.   AAA(c)     6.00        7/01/09           835(f)         879,948
 Jersey Shore Med. Ctr., A.M.B.A.C.   Aaa        6.00        7/01/09           630            653,430
 Jersey Shore Med. Ctr., A.M.B.A.C.   AAA(c)     6.25        7/01/21           850(f)         903,949
 Jersey Shore Med. Ctr., A.M.B.A.C.   Aaa        6.25        7/01/21           650            664,235
 Kensington Cmnty. Med. Ctr.,
 M.B.I.A.                             Aaa        7.00        7/01/20         3,450          3,542,736
 St. Joseph's Hosp. & Med. Ctr.,
 Ser. A                               AAA(c)     5.70        7/01/11         4,375          4,453,006
New Jersey St. Hsg. & Mtge. Fin.
 Agcy., Rental Housing,
 Ser. B, A.M.T.                       AA-(c)     6.75        11/01/11        2,190          2,258,416
New Jersey St. Hwy. Auth., Garden
 St. Pkwy.,
 Gen. Rev.                            A1         6.20        1/01/10         3,035          3,244,476
 Gen. Rev.                            A1         5.75        1/01/14         2,500          2,534,075
 Gen. Rev.                            A1         5.625       1/01/30         1,750          1,670,865
New Jersey St. Tpke. Auth. Rev.,
 Ser. C, M.B.I.A.                     Aaa        6.50        1/01/09         1,000          1,087,410
New Jersey St. Trans. Trust Fund
 Auth. Trans. Sys.,
 M.B.I.A.                             Aaa        5.75        6/15/14         3,500          3,528,665
 Ser. A                               Aa2        5.75        6/15/20         4,150          4,144,646
 Ser. B, M.B.I.A.                     Aaa        6.50        6/15/11         5,000(e)       5,486,700
North Brunswick Twnshp.,
 Brd. of Ed., Gen. Oblig.             A3         6.80        6/15/06           350            382,168
 Brd. of Ed., Gen. Oblig.             A3         6.80        6/15/07           350(e)         385,427
 Gen. Oblig.                          A1         6.40        5/15/10           545(e)         572,441

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Ocean Cnty. Utils. Auth.,
 Wastewater Rev.                      Aa2        6.00%       1/01/07    $    5,000       $  5,247,850
Pohatcong Twnshp. Sch. Dist.,
 F.S.A.                               AAA(c)     5.20        7/15/22         1,960          1,794,948
Port Auth. New York & New Jersey,
 Ser. 94                              A1         5.80        12/01/13        2,500          2,531,750
 Ser. 96, F.G.I.C., A.M.T.            Aaa        6.60        10/01/23        2,750          2,888,380
Puerto Rico Commonwealth.,
 Gen. Oblig.                          Baa1       Zero        7/01/16         2,500            950,075
 Gen. Oblig.                          Baa1       Zero        7/01/17         3,000          1,067,340
Puerto Rico Elec. Pwr. Auth. Rev.,
 Ser. 95X, M.B.I.A.                   Aaa        6.00        7/01/12         3,295          3,393,092
Puerto Rico Mun. Fin. Agcy., Ser.
 A, F.S.A.                            Aaa        5.50        8/01/23         3,000          2,848,560
Puerto Rico Pub. Bldgs. Auth. Rev.,
 Ser. B, F.S.A.                       AAA(c)     5.25        7/01/21         2,250          2,071,058
Puerto Rico Tel. Auth. Rev., Ser.
 I, M.B.I.A., R.I.B.S.                Aaa        6.764(d)    1/25/07         7,875(e)(f)    8,160,469
Rutgers St. Univ. Rev., Ser. A        A1         6.40        5/01/13         2,000(e)       2,164,240
Salem Cnty. Indus. Poll. Ref.,
 PSE&G Co., M.B.I.A.                  Aaa        6.20        8/01/30         5,000          5,080,000
South River
 Sch. Dist., F.G.I.C.                 Aaa        5.00        12/01/13        1,300          1,237,743
 Sch. Dist., F.G.I.C.                 Aaa        5.00        12/01/14        1,300          1,222,260
 Sch. Dist., F.G.I.C.                 Aaa        5.00        12/01/15        1,230          1,142,362
Sparta Twnshp. Brd. of Ed.,
 M.B.I.A.                             Aaa        5.75        9/01/14         1,000(e)(f)    1,036,720
Union City Sch. Impvt., F.S.A.        Aaa        6.375       11/01/08        1,545          1,678,148
Union Cnty. Impvt. Auth. Rev.,
 Plainfield Brd. of Ed., F.G.I.C.     Aaa        6.25        8/01/14         1,175(f)       1,263,395
 Plainfield Brd. of Ed., F.G.I.C.     Aaa        6.25        8/01/15         1,250(f)       1,344,038
 Plainfield Brd. of Ed., F.G.I.C.     Aaa        6.25        8/01/16         1,330(f)       1,430,056
 Plainfield Brd. of Ed., F.G.I.C.     Aaa        6.25        8/01/17         1,415(f)       1,521,450
Virgin Islands Pub. Fin. Auth.
 Rev., Ser. A                         BBB-(c)    6.50        10/01/24          750            741,780
Washington Twnshp. Mun. Utils.,
 Cap. Apprec., Ser. A, F.G.I.C.       Aaa        Zero        12/15/22        1,055            257,198
 Cap. Apprec., Ser. A, F.G.I.C.       Aaa        Zero        12/15/25        1,055            211,992
West Windsor,
 Plainsboro Regl. Sch. Dist.,
 F.G.I.C.                             Aaa        5.50        12/01/13        2,600          2,607,904

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
West Windsor, cont'd.
 Plainsboro Regl. Sch. Dist.,
 F.G.I.C.                             Aaa        5.50%       12/01/14   $    2,700       $  2,688,957
                                                                                         ------------
Total long-term investments (cost
 $181,705,158)                                                                            180,782,360
SHORT-TERM INVESTMENTS--1.3%
----------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Rev.
 Ref., F.R.D.D.                       NR         3.80%       3/01/00    $    2,300       $  2,300,000
Port Auth. New York & New Jersey,
 Ser. 3, F.R.D.D.                     VMIG1      3.75        3/01/00           100            100,000
                                                                                         ------------
Total short-term investments (cost
 $2,400,000)                                                                                2,400,000
                                                                                         ------------
Total Investments--98.9%
 (cost $184,105,158; Note 4)                                                              183,182,360
Other assets in excess of
 liabilities--1.1%                                                                          2,118,662
                                                                                         ------------
Net Assets--100%                                                                         $185,301,022
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note(b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     R.I.B.S.--Residual Interest Bonds.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 29, 2000.
(e) All or partial amount segregated as collateral for when-issued security.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $184,105,158)                          $ 183,182,360
Cash                                                                      91,880
Interest receivable                                                    2,515,433
Receivable for Series shares sold                                          6,585
Prepaid expenses and other assets                                          5,140
                                                                 -----------------
      Total assets                                                   185,801,398
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                     217,036
Accrued expenses                                                         100,469
Management fee payable                                                    73,774
Dividends payable                                                         52,594
Distribution fee payable                                                  50,241
Deferred trustees' fees                                                    6,262
                                                                 -----------------
      Total liabilities                                                  500,376
                                                                 -----------------
NET ASSETS                                                         $ 185,301,022
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     180,518
   Paid-in capital in excess of par                                  186,395,346
                                                                 -----------------
                                                                     186,575,864
   Accumulated net realized loss on investments                         (352,044)
   Net unrealized depreciation on investments                           (922,798)
                                                                 -----------------
Net assets, February 29, 2000                                      $ 185,301,022
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($120,079,711 / 11,698,977 shares of beneficial interest
      issued and outstanding)                                             $10.26
   Maximum sales charge (3% of offering price)                               .32
                                                                 -----------------
   Maximum offering price to public                                       $10.58
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($63,075,380 / 6,143,881 shares of beneficial
      interest issued and outstanding)                                    $10.27
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($2,076,501
      / 202,262 shares of beneficial interest issued and
      outstanding)                                                        $10.27
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                               $10.37
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($69,430 / 6,715 shares of beneficial interest
      issued and outstanding)                                             $10.34
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                     $ 5,693,201
                                                                 -----------------
Expenses
   Management fee                                                       485,872
   Distribution fee--Class A                                            153,991
   Distribution fee--Class B                                            172,766
   Distribution fee--Class C                                              7,419
   Custodian's fees and expenses                                         50,000
   Transfer agent's fees and expenses                                    39,000
   Reports to shareholders                                               25,000
   Registration fees                                                     20,000
   Legal fees and expenses                                                9,000
   Audit fees and expenses                                                5,000
   Trustees' fees and expenses                                            2,500
   Miscellaneous                                                          9,306
                                                                 -----------------
      Total expenses                                                    979,854
                                                                 -----------------
Net investment income                                                 4,713,347
                                                                 -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                           (337,705)
Net decrease in unrealized appreciation (depreciation) on
investments                                                          (6,431,946)
                                                                 -----------------
Net loss on investments                                              (6,769,651)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(2,056,304)
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months         Year Ended
                                                        Ended           August 31,
                                                  February 29, 2000        1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $   4,713,347      $  10,122,921
   Net realized gain (loss) on investment
      transactions                                       (337,705)         1,234,336
   Net decrease in unrealized appreciation
      (depreciation) on investments                    (6,431,946)       (12,090,901)
                                                  -----------------    -------------
   Net decrease in net assets resulting from
      operations                                       (2,056,304)          (733,644)
                                                  -----------------    -------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                          (3,047,966)        (5,851,852)
      Class B                                          (1,619,415)        (4,200,420)
      Class C                                             (44,108)           (66,932)
      Class Z                                              (1,858)            (3,717)
                                                  -----------------    -------------
                                                       (4,713,347)       (10,122,921)
                                                  -----------------    -------------
   Distributions in excess of net investment
      income
      Class A                                           --                    (7,898)
      Class B                                           --                    (6,230)
      Class C                                           --                       (97)
      Class Z                                           --                        (6)
                                                  -----------------    -------------
                                                        --                   (14,231)
                                                  -----------------    -------------
   Distributions from net realized gains
      Class A                                            (587,987)          (958,970)
      Class B                                            (308,100)          (756,555)
      Class C                                              (9,830)           (11,815)
      Class Z                                                (314)              (714)
                                                  -----------------    -------------
                                                         (906,231)        (1,728,054)
                                                  -----------------    -------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                        9,428,615         20,755,452
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                     3,385,684          7,062,891
   Cost of shares reacquired                          (25,014,866)       (42,677,795)
                                                  -----------------    -------------
   Net decrease in net assets from Series share
      transactions                                    (12,200,567)       (14,859,452)
                                                  -----------------    -------------
Total decrease                                        (19,876,449)       (27,458,302)
NET ASSETS
Beginning of period                                   205,177,471        232,635,773
                                                  -----------------    -------------
End of period                                       $ 185,301,022      $ 205,177,471
                                                  -----------------    -------------
                                                  -----------------    -------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited)
      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984, and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The New Jersey Series (the 'Series') commenced investment operations in March 1988. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
      Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.
      All securities are valued as of 4:15 p.m., New York time.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
    16

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.
      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average
                                                                          17

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.
daily net assets of the Class A, B and C shares, respectively, for the six months ended February 29, 2000.
      PIMS advised the Series that it has received approximately $6,000 and $4,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 29, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Series that during the six months ended February 29, 2000, it received approximately $40,900 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America.
      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $33,400 for the services of PMFS. As of February 29, 2000, approximately $5,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    18

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000, were $18,225,694 and $32,038,392, respectively.
      The cost basis of investments for federal income tax purposes at February 29, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized depreciation of investments for federal income tax purposes was $922,798 (gross unrealized appreciation--$4,333,217; gross unrealized depreciation--$5,256,015).
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      580,211    $  6,055,489
Shares issued in reinvestment of dividends and distributions     208,782       2,163,071
Shares reacquired                                             (1,322,462)    (13,716,961)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (533,469)     (5,498,401)
Shares issued upon conversion from Class B                       640,754       6,772,489
                                                              ----------    ------------
Net increase in shares outstanding                               107,285       1,274,088
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      985,448    $ 10,991,945
Shares issued in reinvestment of dividends and distributions     362,139       4,029,788
Shares reacquired                                             (1,612,166)    (17,882,857)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (264,579)     (2,861,124)
Shares issued upon conversion from Class B                     1,766,984      19,823,070
                                                              ----------    ------------
Net increase in shares outstanding                             1,502,405    $ 16,961,946
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          19

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      274,163    $  2,862,708
Shares issued in reinvestment of dividends and distributions     113,154       1,173,490
Shares reacquired                                             (1,060,358)    (11,076,040)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (673,041)     (7,039,842)
Shares reacquired upon conversion into Class A                  (640,754)     (6,772,489)
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,313,795)   $(13,812,331)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      801,429    $  8,959,095
Shares issued in reinvestment of dividends and distributions     265,518       2,960,115
Shares reacquired                                             (2,195,958)    (24,462,541)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion          (1,129,011)    (12,543,331)
Shares reacquired upon conversion into Class A                (1,766,556)    (19,823,070)
                                                              ----------    ------------
Net decrease in shares outstanding                            (2,895,567)   $(32,366,401)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                       43,741    $    458,370
Shares issued in reinvestment of dividends and distributions       4,594          47,573
Shares reacquired                                                (17,050)       (178,473)
                                                              ----------    ------------
Net increase in shares outstanding                                31,285    $    327,470
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       67,242    $    749,066
Shares issued in reinvestment of dividends and distributions       6,176          68,659
Shares reacquired                                                (22,179)       (245,690)
                                                              ----------    ------------
Net increase in shares outstanding                                51,239    $    572,035
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                        4,897    $     52,048
Shares issued in reinvestment of dividends and distributions         148           1,550
Shares reacquired                                                 (4,106)        (43,392)
                                                              ----------    ------------
Net increase in shares outstanding                                   939    $     10,206
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                        5,027    $     55,346
Shares issued in reinvestment of dividends and distributions         386           4,329
Shares reacquired                                                 (7,771)        (86,707)
                                                              ----------    ------------
Net decrease in shares outstanding                                (2,358)   $    (27,032)
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      New Jersey Series

     Financial
        Highlights
                                                                          21

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.67
                                                                 -----------------
Income from investment operations
Net investment income                                                      .26
Net realized and unrealized loss on investment transactions               (.36)
                                                                 -----------------
   Total from investment operations                                       (.10)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.26)
Distributions in excess of net investment income                            --
Distributions from net realized gains on investment
transactions                                                              (.05)
                                                                 -----------------
   Total distributions                                                    (.31)
                                                                 -----------------
Net asset value, end of period                                       $   10.26
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(c):                                                          (.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 120,080
Average net assets (000)                                             $ 123,870
Ratios to average net assets:(b)
   Expenses, including distribution fees                                   .91%(a)
   Expenses, excluding distribution fees                                   .66%(a)
   Net investment income                                                  4.95%(a)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  10%

------------------------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d) Less than $.005 per share.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.31             $  10.97             $  10.87             $  10.98             $  10.81
----------------     ----------------         --------             --------             --------
         .52                  .53                  .55(b)               .57(b)               .61(b)
        (.55)                 .36                  .29                 (.07)                 .17
----------------     ----------------         --------             --------             --------
        (.03)                 .89                  .84                  .50                  .78
----------------     ----------------         --------             --------             --------
        (.52)                (.53)                (.55)                (.57)                (.61)
          --(d)                --                   --(d)                --                   --
        (.09)                (.02)                (.19)                (.04)                  --
----------------     ----------------         --------             --------             --------
        (.61)                (.55)                (.74)                (.61)                (.61)
----------------     ----------------         --------             --------             --------
    $  10.67             $  11.31             $  10.97             $  10.87             $  10.98
----------------     ----------------         --------             --------             --------
----------------     ----------------         --------             --------             --------
        (.40)%               8.40%                7.97%                4.63%                7.55%
    $123,692             $114,090             $ 95,729             $ 74,492             $ 49,666
    $125,547             $107,206             $ 89,280             $ 61,837             $ 30,290
         .84%                 .71%                 .70%(b)              .67%(b)              .55%(b)
         .64%                 .61%                 .60%(b)              .57%(b)              .45%(b)
        4.66%                4.85%                5.03%(b)             5.19%(b)             5.65%(b)
          15%                  18%                  25%                  62%                  37%

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.67
                                                                     --------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized loss on investment transactions              (.35)
                                                                     --------
   Total from investment operations                                      (.10)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --
Distributions from net realized gains on investment
transactions                                                             (.05)
                                                                     --------
   Total distributions                                                   (.30)
                                                                     --------
Net asset value, end of period                                        $ 10.27
                                                                     --------
                                                                     --------
TOTAL RETURN(c):                                                         (.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $63,075
Average net assets (000)                                              $69,486
Ratios to average net assets:
   Expenses, including distribution fees                                 1.16%(a)
   Expenses, excluding distribution fees                                  .66%(a)
   Net investment income                                                 4.69%(a)

------------------------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d) Less than $.005 per share.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.31             $  10.97             $  10.87             $  10.98             $  10.81
    --------         ----------------     ----------------     ----------------     ----------------
         .49                  .50                  .50(b)               .53(b)               .57(b)
        (.55)                 .36                  .29                 (.07)                 .17
    --------         ----------------     ----------------     ----------------     ----------------
        (.06)                 .86                  .79                  .46                  .74
    --------         ----------------     ----------------     ----------------     ----------------
        (.49)                (.50)                (.50)                (.53)                (.57)
          --(d)                --                   --(d)                --                   --
        (.09)                (.02)                (.19)                (.04)                  --
    --------         ----------------     ----------------     ----------------     ----------------
        (.58)                (.52)                (.69)                (.57)                (.57)
    --------         ----------------     ----------------     ----------------     ----------------
    $  10.67             $  11.31             $  10.97             $  10.87             $  10.98
    --------         ----------------     ----------------     ----------------     ----------------
    --------         ----------------     ----------------     ----------------     ----------------
        (.71)%               7.97%                7.54%                4.22%                7.12%
    $ 79,598             $117,099             $144,992             $188,315             $246,202
    $ 96,542             $128,382             $162,330             $222,235             $274,995
        1.14%                1.11%                1.10%(b)             1.07%(b)              .95%(b)
         .64%                 .61%                 .60%(b)              .57%(b)              .45%(b)
        4.35%                4.46%                4.63%(b)             4.80%(b)             5.30%(b)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.67
                                                                     --------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized loss on investment transactions              (.35)
                                                                     --------
   Total from investment operations                                      (.12)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
Distributions from net realized gains on investment
transactions                                                             (.05)
                                                                     --------
   Total distributions                                                   (.28)
                                                                     --------
Net asset value, end of period                                        $ 10.27
                                                                     --------
                                                                     --------
TOTAL RETURN(c):                                                        (1.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 2,077
Average net assets (000)                                              $ 1,989
Ratios to average net assets:(b)
   Expenses, including distribution fees                                 1.41%(a)
   Expenses, excluding distribution fees                                  .66%(a)
   Net investment income                                                 4.46%(a)

------------------------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d) Less than $.005 per share.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
     $11.31               $10.97               $10.87               $10.98               $10.81
    -------              -------              -------              -------              -------
        .46                  .47                  .48(b)               .50(b)               .54(b)
       (.55)                 .36                  .29                 (.07)                 .17
    -------              -------              -------              -------              -------
       (.09)                 .83                  .77                  .43                  .71
    -------              -------              -------              -------              -------
       (.46)                (.47)                (.48)                (.50)                (.54)
         --(d)                --                   --(d)                --                   --
       (.09)                (.02)                (.19)                (.04)                  --
    -------              -------              -------              -------              -------
       (.55)                (.49)                (.67)                (.54)                (.54)
    -------              -------              -------              -------              -------
     $10.67               $11.31               $10.97               $10.87               $10.98
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       (.95)%               7.70%                7.27%                3.96%                6.86%
     $1,825               $1,354               $1,637               $1,961               $1,502
     $1,622               $1,274               $1,894               $1,735               $  790
       1.39%                1.36%                1.35%(b)             1.32%(b)             1.20%(b)
        .64%                 .61%                 .60%(b)              .57%(b)              .45%(b)
       4.13%                4.21%                4.38%(b)             4.54%(b)             4.99%(b)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   March 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $10.75
                                                                      -------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized loss on investment transactions              (.36)
                                                                      -------
   Total from investment operations                                      (.09)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.27)
Distributions in excess of net investment income                           --
Distributions from net realized gains on investment
transactions                                                             (.05)
                                                                      -------
   Total distributions                                                   (.32)
                                                                      -------
Net asset value, end of period                                         $10.34
                                                                      -------
                                                                      -------
TOTAL RETURN(c):                                                         (.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $   69
Average net assets (000)                                               $   72
Ratios to average net assets:(b)
   Expenses, including distribution fees                                  .66%(a)
   Expenses, excluding distribution fees                                  .66%(a)
   Net investment income                                                 5.22%(a)

------------------------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d) Less than $.005 per share.
(e) Commencement of offering of Class Z shares.
    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                           December 6, 1996(d)
------------------------------------------                 Through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
     $11.32                    $10.98                            $11.10
    -------                   -------                           -------
        .54                       .55                               .41(b)
       (.48)                      .36                               .07
    -------                   -------                           -------
        .06                       .91                               .48
    -------                   -------                           -------
       (.54)                     (.55)                             (.41)
         --(d)                     --                                --(d)
       (.09)                     (.02)                             (.19)
    -------                   -------                           -------
       (.63)                     (.57)                             (.60)
    -------                   -------                           -------
     $10.75                    $11.32                            $10.98
    -------                   -------                           -------
    -------                   -------                           -------
        .45%                     8.51%                             4.49%
     $   62                    $   92                            $   15
     $   77                    $   30                            $   10
        .64%                      .61%                              .60%(a)(b)
        .64%                      .61%                              .60%(a)(b)
       4.86%                     4.96%                             5.13%(a)(b)

    See Notes to Financial Statements                                     29

Prudential Municipal Series Fund   New Jersey Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund,
Inc.www.prudential.com(800) 225-1852
BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
   Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Municipal Series Fund   New Jersey Series
Getting the Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports.
It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

www.prudential.com                (800) 225-1852
Performance review

The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Performance Review that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Series Fund   New Jersey Series
Getting the Most From Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com  (800) 225-1852
Performance Comparis
on
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Series Fund   New Jersey Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                 (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols      NASDAQ    CUSIP
   Class A        PRNJX   74435M788
   Class B          --    74435M796
   Class C          --    74435M531
   Class Z          --    74435M432

The views expressed in
this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
New Jersey Money Market Series

Fund Type Money market
Objective The highest level of current income that is exempt from New Jersey State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/New Jersey Money
Market Series seeks to provide the highest level of current income that is exempt from New Jersey State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal debt securities with maturities of 13 months or less from the state of New Jersey, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   3   Performance at a Glance
   6   Financial Statements
www.prudential.com                (800) 225-1852
Message From the Fund's President   As of April 17, 2000


Dear Shareholder
The Federal Reserve increased short-term interest rates twice to slow U.S. economic growth and fend off higher inflation during the six months that ended on February 29, 2000. Prudential's Money
Markets Sector team worked hard to anticipate these changes in U.S. monetary policy, and acted quickly to take advantage of good investment opportunities.

As a result, Prudential Municipal Series Fund/New
Jersey Money Market Series maintained a $1.00 net asset value per share, and provided a competitive yield. On February 29, 2000, the Series' seven-day current yield was 3.08%, compared with 3.05% for the average New Jersey money market fund as tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the municipal money market sector during the six-month review period, and explains how the Series was positioned throughout.

High-quality investments can help reduce risk
Having a conservative, high-quality investment alternative, such as a money market fund, made good sense for investors who were concerned about volatile conditions in the financial markets.
Indeed, investors may do well to consider investing in a money market fund as part of their overall investment strategy. For any of life's unexpected events, it is reassuring to have quick access to your money and an investment vehicle that emphasizes safety of principal and liquidity.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   New Jersey Money Market Series
Performance Review

(PHOTO) (PHOTO)   Portfolio Managers Joseph Tully (Money Markets Sector
Team Leader) and Richard S. Lynes

Fed tried to curb U.S. economic growth
Shortly before the Series' fiscal half year began on September 1, 1999, the Federal Reserve increased the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.25% from 5.00%. It also raised the rate at which banks can borrow from the Federal Reserve system (known as the discount rate) to 4.75% from 4.50%.

The short-term rate hike rippled through the U.S.
economy, increasing borrowing costs for consumers and businesses. In this way, the Fed hoped to rein in the brisk pace of U.S. economic growth and avert a buildup in inflationary pressures. Mounting inflation is particularly hard on people who live on fixed incomes, because their buying power declines if their incomes are not adjusted for the rise in prices.

Series locked in solid yields
When the Fed tightens U.S. monetary policy, yields in the municipal money market climb, but at a lag to the rise in taxable money market yields.
However, the impact of the Fed-engineered rate hike was muted by the strong investor demand for New
Jersey money market securities. Therefore, we believe our decision to buy longer-term New Jersey money market securities in September 1999 and early
October 1999, which was long before the Fed's subsequent rate increase in November 1999, was strategically sound.

Among our purchases were bond anticipation notes of
Morris Township. In addition, we bought one-year
bonds of Jersey City that were rated Aaa because
their interest and principal payments are insured
by a municipal bond insurance company. The Jersey
City bonds also provided an attractive
www.prudential.com                        (800) 225-1852
Performance at a Glance

Fund Facts                             As of 2/29/00
                         7-Day        Net Asset      Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                      Current Yld.   Value (NAV)     @31%     @36%     @39.6%     Mat. (WAM)     (Millions)
NJ Money
Market Series            3.08%          $1.00        4.77%    5.14%    5.45%       47 Days          $199
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--NJ)**      3.05%          $1.00        4.72%    5.09%    5.39%       48 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield,
NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State
Specific Average (Stock Broker (SB) & General
Purpose (GP)--New Jersey) category as of February
28, 2000.

Tracking Municipal Money Market Fund Yields
(GRAPH)

Prudential Municipal Series Fund   New Jersey Money Market Series
Performance Review

yield to compensate for the fact that they were issued in moderate-sized blocks. Owning these insured municipal bonds offering higher yields met our fundamental buy-and-hold strategy.

Our purchases in September and October extended the Series' weighted average maturity (WAM), which positioned the Series longer than the average of comparable funds as measured by iMoneyNet, Inc.
(WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held in a portfolio.)
Lengthening the Series' WAM by purchasing attractively priced securities enhanced its yield.

Fed repeatedly applied the brakes
The Fed's next move occurred on November 16, 1999.
It increased the federal funds rate to 5.50% and its discount rate to 5.00%. The pace of U.S.
economic growth, however, accelerated in the final three months of 1999. Not surprisingly, the Fed renewed its efforts to cool off the economy in the new year. It raised the federal funds rate to 5.75% and its discount rate to 5.25% on February 2, 2000.

New year brought good buying opportunities
Following the February short-term rate increase, many good buying opportunities emerged in New
Jersey money market securities. Among our purchases were "prerefunded" bonds maturing in July 2000 that are backed by direct obligations of the U.S.
government. We also purchased one-year bonds of the New Jersey Sports and Exposition Authority that were rated Aa3 by Moody's Investors Service and were recently upgraded by Standard & Poor's to AA-minus. These purchases again helped to extend the Series' WAM and bolster its yield.

www.prudential.com                         (800) 225-1852

Looking Ahead
On March 21, 2000, the Fed again increased the federal funds rate to 6.00% and the discount rate to 5.50%. As the economy continues to grow rapidly, we believe this will not be the last time the Fed will take action this year.

With the approach of the tax season, we intend to again increase the Series' exposure to very short-term municipal money market securities in order to accommodate seasonal cash outflows that usually occur as shareholders pay their income taxes.
Adopting this strategy should position the Series to lock in higher yields that become available as the supply of municipal money market securities balloons during the tax season.

Weighted Average Maturity Compared to the Average Municipal Money Fund
(GRAPH)

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Atlantic City, Brd. of Ed., Cert.
 of Part., M.B.I.A.                   Aaa        4.00%       05/01/00   $      375       $    375,240
Bernardsville Borough, G.O.           Aa1        4.85        07/01/00          325            326,157
Bridgewater Twnshp., G.O.             Aa1        4.60        07/15/00          765            767,673
Burlington Cnty. Cmnty. Coll., G.O.   AA(c)      4.65        07/15/00          900            903,744
Delaware River Port Auth.,
 Pennsylvania and New Jersey Rev.,
 Merlots, Ser. K                      VMIG1      3.90        03/02/00        4,000          4,000,000
Dover Twnshp. Gen. Impvt. Ser.
 Bonds, M.B.I.A.                      Aaa        4.90        07/15/00          500            502,350
Englewood Twnshp., B.A.N.             NR         4.00        07/14/00        5,137          5,146,569
Evesham Twnshp., G.O., M.B.I.A.       Aaa        4.00        08/15/00          350            350,385
Fairfield Twnshp., G.O., F.G.I.C.     Aaa        5.375       01/15/01          330            333,424
Glen Rock Borough, B.A.N.             NR         3.50        06/09/00        2,482          2,483,852
Hackensack Twnshp., B.A.N.            NR         3.40        06/02/00        3,087          3,088,123
Hopatcong Borough, G.O., F.G.I.C.     Aaa        4.80        06/01/00          200            200,710
Hudson Cnty. Impvt. Auth. Rev.,
 Pooled Gov't. Loan Prog.,
 Ser. 86, F.R.W.D.                    A-1(c)     3.90        03/02/00        2,945          2,945,000
Hudson Cnty., Cert. of Part., Fltr
 Trs, Ser. A9, Reg. D                 Aaa        3.95        12/01/21        5,000          5,000,000
Jersey City,
 G.O., B.A.N. (QUAL.)                 SP-1+(c)   4.75        01/12/01        7,000          7,033,163
 Qual. Public Impvt., Ser. B,
 M.B.I.A.                             Aaa        5.13        09/01/00        1,050          1,057,042
 Qual. School, Ser. A, F.S.A.         Aaa        5.25        09/01/00          550            554,028
Manalapan Twnshp., B.A.N.,
 Ser. A                               NR         4.25        10/13/00        2,424          2,430,015
Middlesex Cnty.,
 Cnty. Coll.                          Aaa        4.40        07/15/00          300            300,976
 Gen. Impvt.                          Aaa        4.40        07/15/00          460            461,496
Monmouth Cnty., G.O.                  Aaa        5.00        07/01/00        1,000          1,005,687
Monroe Twnshp. Mun. Utilities
 Auth., Rev., M.B.I.A.                Aaa        4.40        08/01/00          380            380,325

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Morris Twnshp., B.A.N.                NR         4.25%       09/20/00   $    4,801       $  4,814,341
Municipal Secs. Trust Cert., Ser.
 1999-84, Class A                     A-1(c)     3.82        03/02/00        8,000          8,000,000
New Jersey Building Auth. St.
 Building Rev., Putters,
 Ser. 126, M.B.I.A.                   VMIG1      3.91        03/02/00        6,900          6,900,000
New Jersey Health Care Fac. Fin.
 Auth. Rev., Elizabeth Gen. Med.
 Ctr., Ser. C                         NR         7.38        07/01/00        3,220(e)       3,317,521
New Jersey Hsg. & Mtg. Fin. Agy.,
 Eagle Tax Exempt, Trust 92A, Ser.
 3001, F.R.W.D.S.                     A-1+(c)    3.96        03/02/00        3,080          3,080,000
 Home Buyer, Ser. 96S, F.R.W.D.S.,
 A.M.T.                               A-1+(c)    3.86        03/02/00        4,560          4,560,000
New Jersey Sports and Expo. Auth.,
 Ser. A                               Aa3        4.75        03/01/01        1,545          1,553,213
New Jersey St. Econ. Dev. Auth.,
 865 Centennial Ave. Proj., Ser.
 85, F.R.W.D., A.M.T.                 A-1+(c)    4.02        03/02/00        1,250          1,250,000
 AFL Quality Inc. Proj., A.M.T.       A-1(c)     3.90        03/01/00        4,000          4,000,000
 AIRIS Newark, F.R.W.D., A.M.B.A.C.   A-1+(c)    3.90        03/02/00        4,900          4,900,000
 Alpha Assoc. & Avallone, Ser. 98,
 F.R.W.D.                             A-1(c)     3.90        03/01/00        2,700          2,700,000
 Bayshore Hlth. Care, Ser. 98A,
 F.R.W.D.                             VMIG1      3.90        03/02/00        3,900          3,900,000
 Catholic Cmnty. Svcs. Proj., Ser.
 93, F.R.W.D.                         VMIG1      3.65        03/02/00        5,570          5,570,000
 Catholic Cmnty. Svcs. Proj., Ser.
 95, F.R.W.D.                         VMIG1      3.65        03/02/00        3,545          3,545,000

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      New Jersey Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
 Davidson Ave. Assoc. Ltd., Ser.
 84, F.R.W.D., A.M.T.                 A-1+(c)    4.02%       03/02/00   $    2,500       $  2,500,000
 Dow Chemical El Dorado
 Terminals--A                         P-1        3.80        03/01/00        2,800          2,800,000
 Fin. Assoc. L.P., Ser. 97,
 F.R.W.D.                             A-1+(c)    3.97        03/02/00        3,952          3,952,000
 GSA Bldg. Assoc. Ltd., Ser. 85,
 F.R.W.D., A.M.T.                     A-1+(c)    4.02        03/02/00        4,200          4,200,000
 Jewish Home At Rockliegh, F.R.W.D.   VMIG1      3.80        03/03/00       10,000         10,000,000
 Kent Place, Ser. 92L, F.R.W.D.       VMIG1      3.80        03/02/00        1,690          1,690,000
 Michael Shalit Proj., Ser. 93,
 F.R.D.D.                             NR         3.75        03/01/00        1,045          1,045,000
 National Refridgerants, Proj. A      P-1        3.95        03/01/00          400            400,000
 New Jersey Foreign Trade Zone
 Venture, Ser. 98, F.R.D.D.           A-1+(c)    3.75        03/01/00          600            600,000
 New Jersey Natural Gas Co. Proj.,
 Ser 98B, F.R.W.D., A.M.T.            P-1        3.70        03/01/00        2,000          2,000,000
 New Jersey Performing Arts Ctr.,
 A.M.B.A.C.                           Aaa        8.00        06/15/00        1,455          1,474,685
 North Plainfield Hldg., Ser. 92,
 A.O.T.                               VMIG1      3.65        09/01/00        2,825          2,825,000
 Office Court Assoc. Proj.,
 F.R.W.D., A.M.T.                     A-1(c)     3.95        03/01/00        3,100          3,100,000
 Owens Drive Bldg. Ltd., Ser. 84,
 F.R.W.D., A.M.T.                     A-1+(c)    4.02        03/02/00        1,200          1,200,000
 Owens Drive Bldg. Ltd., Ser. 90,
 F.R.W.D., A.M.T.                     A-1+(c)    4.02        03/02/00        1,450          1,450,000
 Peddie Sch. Proj., Ser. 94B,
 F.R.W.D.                             A-1(c)     3.75        03/02/00        3,000          3,000,000
 Raritan Bldg. Assoc. Ltd., Ser. 85
 F.R.W.D.                             A-1+(c)    3.97        03/02/00        3,500          3,500,000

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
 RJB Associates Ltd., F.R.W.D.        NR         3.75%       03/02/00   $    1,242       $  1,242,000
 Russ Berrie & Co., Ser. 83,
 F.R.W.D.                             A-1+(c)    3.50        03/01/00        3,000          3,000,000
 U.S. Golf Assn. Proj., F.R.W.D.      NR         3.75        03/02/00        2,400          2,400,000
 United Water Inc., Proj. A,
 A.M.B.A.C.                           VMIG1      3.80        03/01/00        8,000          8,000,000
 United Water Inc., Proj. B,
 A.M.B.A.C.                           VMIG1      3.80        03/01/00        1,600          1,600,000
 V.P.R. Commerce Ctr., F.R.W.D.       A-1(c)     3.75        03/02/00        6,700          6,700,000
 Volvo America Corp., Ser. 84,
 F.R.W.D.                             Aa1        4.13        03/01/00        1,500          1,500,000
 West Essex Assoc. Ltd., Ser. 84,
 F.R.W.D.                             A-1+(c)    3.97        03/02/00        1,300          1,300,000
New Jersey St. Tpke. Auth. Rev.,
 Ser. 91D, F.R.W.D., F.G.I.C.         VMIG1      3.55        03/01/00        2,200          2,200,000
New Jersey St. Transport. Trust
 Fund Auth., Ser. 95B, M.B.I.A.       Aaa        4.50        06/15/00        1,000          1,002,954
Ocean County Utilities Auth.,
 Wastewater Rev., G.O.                Aa1        5.00        01/01/01          500            503,227
Ocean Twnshp. B.A.N.                  NR         3.30        05/26/00        4,025          4,026,005
Pleasantville Twnshp. Sch. Dist.,
 Cert. of Part., M.B.I.A.             Aaa        3.75        06/01/00          430            430,419
Port Auth. New York & New Jersey,
 Ser. 2, F.R.D.D.                     VMIG1      3.75        03/01/00        1,800          1,800,000
 Ser. 3, F.R.D.D.                     VMIG1      3.75        03/01/00        1,300          1,300,000
 Ser. 93-2, F.R.W.D.                  NR         3.833       03/07/00        8,000          8,000,000
Princeton Twnshp., Mercer Co.,
 B.A.N.                               NR         3.375       03/30/00        3,000          3,000,749
Ridgewood VIllage, G.O.               Aaa        4.90        10/01/00          720            724,704
Sayreville Twnshp., Bd. of Ed.,
 F.S.A.                               AAA(c)     4.80        07/15/00          230            230,999
South Plainfield Swr. Utility,
 F.S.A.                               Aaa        4.80        06/15/00          225            225,824
Sterling Regional High Sch. Dist.,
 F.S.A.                               AAA(c)     4.75        06/01/00          260            260,924

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      New Jersey Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Trenton Sch. Dist. QUAL.              NR         3.25%       03/10/00   $    2,675       $  2,675,128
Watchung Borough, G.O.                Aa1        4.00        05/01/00          400            400,553
West Milford Twnshp., G.O., F.S.A.    Aaa        4.30        07/15/00          500            501,672
                                                                                         ------------
Total Investments  98.6%
 (Amortized cost $196,497,877;(d))                                                        196,497,877
Other assets in excess of
 liabilities  1.4%                                                                          2,713,058
                                                                                         ------------
Net Assets  100%                                                                         $199,210,935
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
  A.M.B.A.C.--American Municipal Bond Assurance Corporation.
  A.M.T.--Alternative Minimum Tax.
  A.O.T.--Annual Optional Tender.
  B.A.N.--Bond Anticipation Note.
  F.G.I.C.--Financial Guaranty Insurance Company.
  F.R.D.D.--Floating Rate (Daily) Demand Note (b).
  F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
  F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic Note (b).
  F.S.A.--Financial Security Assurance.
  G.O.--General Obligation.
  M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes is substantially the same as for financial statement purposes.
(e) Pre-refunded security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Statement of Assets and Liabilities

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 196,497,877
Cash                                                                      63,599
Receivable for Series shares sold                                      4,191,556
Interest receivable                                                    1,699,506
Deferred expenses and other assets                                         6,144
                                                                 -----------------
      Total assets                                                   202,458,682
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   3,113,458
Management fee payable                                                    83,748
Dividends payable                                                         34,961
Distribution fee payable                                                   9,318
Deferred trustee's fee                                                     6,262
                                                                 -----------------
      Total liabilities                                                3,247,747
                                                                 -----------------
NET ASSETS                                                         $ 199,210,935
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   1,992,109
   Paid-in capital in excess of par                                  197,218,826
                                                                 -----------------
Net assets, February 29, 2000                                      $ 199,210,935
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($199,210,935 / 199,210,935 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $   3,609,309
                                                                 -----------------
Expenses
   Management fee                                                        517,558
   Distribution fee                                                      129,390
   Custodian's fees and expenses                                          35,000
   Transfer agent's fees and expenses                                     30,000
   Reports to shareholders                                                15,000
   Registration fees                                                       9,000
   Legal fees and expenses                                                 4,000
   Audit fee and expenses                                                  4,000
   Trustees' fees and expenses                                             2,000
   Miscellaneous                                                             722
                                                                 -----------------
      Total expenses                                                     746,670
Less: Custodian fee credit (Note 1)                                      (16,187)
                                                                 -----------------
    Net expenses                                                         730,483
                                                                 -----------------
Net investment income                                                  2,878,826
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   2,878,826
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     2,878,826     $    5,209,801
                                                -----------------    --------------
   Net increase in net assets resulting from
      operations                                       2,878,826          5,209,801
                                                -----------------    --------------
Dividends and distributions to shareholders
(Note 1)                                              (2,878,826)        (5,209,801)
                                                -----------------    --------------
Series share transactions (at $1 per share)
   Net proceeds from shares subscribed               480,748,960        772,444,020
   Net asset value of shares issued in
      reinvestment of dividends                        2,794,080          5,083,846
   Cost of shares reacquired                        (491,336,335)      (771,438,504)
                                                -----------------    --------------
   Net increase (decrease) in net assets from
      Series share transactions                       (7,793,295)         6,089,362
                                                -----------------    --------------
Total increase (decrease)                             (7,793,295)         6,089,362
NET ASSETS
Beginning of period                                  207,004,230        200,914,868
                                                -----------------    --------------
End of period                                    $   199,210,935     $  207,004,230
                                                -----------------    --------------
                                                -----------------    --------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New Jersery Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 13 series. The monies of each series are invested in separate, independently managed portfolios. The New Jersey Money Market Series (the 'Series') commenced investment operations on December 3, 1990. The Series is nondiversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New Jersey state and federal income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities maturing within 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income. Payment of dividends is made monthly.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
    14

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Series shares. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $27,000 for the services of PMFS. As of February 29, 2000, approximately $4,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          15

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .01
Dividends and distributions                                               (.01)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          1.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 199,211
Average net assets (000)                                             $ 208,161
Ratios to average net assets:
   Expenses, including distribution fee                                    .72%(b)
   Expenses, excluding distribution fee                                    .60%(b)
   Net investment income                                                  2.78%(b)

------------------------------
(a) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(b) Annualized.
    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .03                  .03                  .03                  .03                  .03
        (.03)                (.03)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.52%                2.87%                2.82%                2.92%                3.15%
    $207,004             $200,915             $199,472             $181,396             $182,453
    $209,479             $198,647             $196,223             $192,617             $171,223
         .72%                 .73%                 .73%                 .70%                 .64%
         .59%                 .60%                 .60%                 .57%                 .51%
        2.49%                2.82%                2.78%                2.89%                3.11%

    See Notes to Financial Statements                                     17

Prudential Municipal Series Fund   New Jersey Money Market Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
www.prudential.com(800) 225-1852
BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
   Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Municipal Series Fund   New Jersey Money Market Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                              (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830
Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Cusip Number      74435M762

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF147E2   74435M762

(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
New York Series

Fund Type Municipal bond
Objective Maximize current income that is exempt from New
York State, New York City, and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/New York Series' investment objective is to maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax
(AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

         Contents
    1    Message From the Fund's President
    2    Performance Review
    2    Portfolio Composition
    3    Performance at a Glance
    4    Credit Quality
    5    Five Largest Issuers
    6    Financial Statements
www.prudential.com         (800) 225-1852
Message From the Fund's President    As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential Municipal Series
Fund/New York Series had a negative return of 0.57% during its fiscal half year that ended February 29, 2000. For the same period, the return on the Series' benchmark Lipper Average was a negative
1.27%. After the initial sales charge, the Class A shares' return was a negative 3.55%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S. economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.
Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund    New York Series
Performance Review

(PHOTO)  (PHOTO) Portfolio Managers Evan Lamp (Municipal Bonds
                 Sector Team Leader) and Scott Diamond

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000. As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvested in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/29/00
    50.60%   General Obligations
    34.80    Revenue Bonds
    13.60    Prerefunded Bonds
     1.00    Miscellaneous
www.prudential.com    (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                As of 2/29/00
                    Six      One          Five                Ten               Since
                   Months    Year         Years              Years            Inception2
Class A            -0.57%    -3.72%    27.71% (27.48)    87.43%  (87.09)     88.02%  (87.68)
Class B            -0.61     -3.96     25.52  (25.29)    80.45   (80.13)    195.17  (194.64)
Class C            -0.73     -4.20     23.96  (23.74)         N/A            27.26   (27.03)
Class Z            -0.44     -3.47           N/A              N/A            12.78   (12.68)
Lipper NY Muni
Debt Fund Avg.3    -1.27     -4.72          25.37            83.25                ***


Average Annual Total Returns1                              As of 3/31/00
               One         Five             Ten           Since
               Year        Years           Years        Inception2
Class A        -4.36    4.67% (4.63)    6.43% (6.41)    6.30% (6.28)
Class B        -6.73    4.76  (4.72)    6.34  (6.32)    7.35  (7.33)
Class C        -3.95    4.45  (4.42)        N/A         4.54  (4.50)
Class Z        -1.23        N/A             N/A         4.38  (4.35)

Distributions and Yields                         As of 2/29/00
              Total Distributions     30-Day        Taxable Equivalent Yield4 at tax rates of
              Paid for Six Months    SEC Yield              36%               39.6%
    Class A        $0.29              4.78%                8.02%              8.50%
    Class B        $0.28              4.68                 7.85               8.32
    Class C        $0.26              4.38                 7.35               7.78
    Class Z        $0.31              5.18                 8.69               9.21

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/13/84; Class C, 8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the New York Municipal Debt
Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 84.86% for
Class A, 215.02% for Class B, 28.70% for Class C, and 9.74% for Class Z, based on all funds in each share class.

Prudential Municipal Series Fund    New York Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase its distribution yield in this rising interest-rate environment.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) The Series' share classes, without sales charges factored in, performed better than its benchmark Lipper Average, which does not consider sales charges. This occurred largely because we kept its duration shorter than average for most of its fiscal half year.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers.

This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Credit Quality
Expressed as a percentage
of total investments as of 2/29/00
        8.20%    AAA
        6.20     AA
        25.90    A
        18.90    BBB
        2.60     BB
        3.10     B
        33.70    Insured
        0.90     Not Rated
        0.50     Cash Equivalents
www.prudential.com             (800) 225-1852

New York State bonds upgraded
Standard & Poor's (S&P) upgraded its ratings of New
York State's general obligation bonds to A-plus from single-A and all other state appropriation debt to A-minus from BBB-plus in November 1999. (In
March 2000, S&P upgraded its rating of state appropriation debt to single-A from A-minus.)
Standard & Poor's praised the state's slow, but steady economic growth; fundamental changes in its fiscal discipline and management; and marginal success in reducing pace of borrowing. As of February 29, 2000, the Series held 8.45% of its total investments in state appropriation debt.

Looking Ahead
Shortly after our six-month review period ended, the Fed engineered another quarter-point rate hike that raised its target for the federal funds rate to 6.00% and its discount rate to 5.50%. We believe the Fed's efforts to tighten monetary policy will slow the U.S. economic expansion in 2000 from its 7.30% annual pace in the fourth quarter of 1999.
Moderating economic growth could help bolster the performance of municipal bonds, but detract from the performance of equities.

Meanwhile, the powerful U.S.
economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

        19.10%   New York State
                 Dorm. Auth. Revenue*
        14.20    New York City
                 General Obligation*
        10.90    Metro Transportation Authority
        10.30    New York State Urban Dev.
                 Corp. Revenue
        4.90     New York State Local Gov't
                 Assistance Corp.

* Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
                                           5

       Prudential Municipal Series Fund      New York Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.4%
----------------------------------------------------------------------------------------
Albany Mun. Wtr. Fin. Auth. Wtr. &
 Swr. Sys. Rev.,
 Cap. Apprec., Ser. A, F.G.I.C.       Aaa        Zero        12/01/20   $    2,165       $    620,792
 Cap. Apprec., Ser. A, F.G.I.C.       Aaa        Zero        12/01/21        1,160            312,527
 Cap. Apprec., Ser. A, F.G.I.C.       Aaa        Zero        12/01/22          560            141,423
City of Buffalo, School, Gen.
 Oblig.,
 Ser. E, F.S.A.                       Aaa        6.00%       12/01/14          975          1,003,080
 Ser. E, F.S.A.                       Aaa        6.00        12/01/16        1,100          1,119,382
City of Elmira, Wtr. Impvt., Ser.
 96 B, A.M.B.A.C.                     Aaa        5.95        03/01/16        5,395(c)       5,460,172
City of New Rochelle Ind. Dev.
 Agcy.,
 Coll. of New Rochelle                Baa2       6.625       07/01/12          500(c)(d)      528,755
 Coll. of New Rochelle                Baa2       6.75        07/01/22        2,000(c)(d)    2,120,480
Islip Res. Rec., Ser. B,
 A.M.B.A.C., A.M.T.                   Aaa        7.20        07/01/10        1,745          1,968,447
Jefferson Cnty. Ind. Dev. Agcy.,
 Solid Waste Disp. Rev., A.M.T.       Baa1       7.20        12/01/20        1,500          1,559,760
Met. Trans. Auth. Facs. Rev.,
 Cap. Apprec., Ser. N, F.G.I.C.       Aaa        Zero        07/01/13        4,000          1,873,000
 Commuter Facs., Ser. A, F.G.I.C.     Aaa        5.60        07/01/09          500            509,965
 Commuter Facs., Ser. A, F.G.I.C.     Aaa        5.70        07/01/10        1,000          1,022,540
 Trans. Facs. Rev., Ser. A, F.S.A.    Aaa        5.60        07/01/09        2,900          2,957,797
 Trans. Facs. Rev., Ser. A, F.S.A.    Aaa        5.70        07/01/10        4,600          4,703,684
 Trans. Facs. Rev., Ser. N,
 F.G.I.C.                             Aaa        Zero        07/01/12        5,575          2,796,643
Met. Trans. Auth., New York Svc.
 Contract,
 Cap. Apprec., Ser. 7, M.B.I.A.       Aaa        Zero        07/01/08        7,185          4,599,909
 Commuter Facs., Ser. O               Baa1       5.50        07/01/17        2,500          2,407,875
 Trans. Facs. Rev., Ser. O            Baa1       5.75        07/01/13        1,975          2,003,973
Met. Trans. Auth., New York Tax
 Fund, Ser. A, F.G.I.C.               Aaa        6.00        04/01/30        3,000          2,995,650

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Monroe Cnty. Ind. Dev. Agcy. Rev.,
 Ser. A                               Baa3       5.375%      04/01/29   $    1,200       $    967,140
Mount Vernon Ind. Dev. Agcy.,
 Wartburg Senior Hsg. Inc.            NR         6.15        06/01/19          800            688,592
New York City Ind. Dev. Agcy.,
 Civic Touro College Proj., Ser. A    Ba2        6.35        06/01/29        3,700(c)       3,337,696
 Laguardia Assoc., Ltd. Partnership
 Proj.                                NR         6.00        11/01/28        2,000          1,702,860
New York City Ind. Dev. Agcy.,
 Spec. Fac. Rev.,
 Brooklyn Navy Yard Part., A.M.T.     Baa3       5.75        10/01/36        4,000          3,476,160
 U.S.T.A. National Tennis Center
 Proj., F.S.A.                        Aaa        6.375       11/15/14        1,000          1,047,020
 Y.M.C.A. of Greater N.Y. Proj.       Aaa        8.00        08/01/16        1,350(d)       1,435,739
New York City, Gen. Oblig.,
 Ser. B                               A3         7.50        02/01/01        4,000(c)       4,112,000
 Ser. D                               Aaa        8.00        08/01/03        2,450(d)       2,602,169
 Ser. D                               A3         8.00        08/01/03           50             52,849
 Ser. D                               Aaa        7.70        02/01/09        2,995(d)       3,199,349
 Ser. D                               A3         7.70        02/01/09           45             47,837
 Ser. F                               Aaa        8.20        11/15/03        2,760(d)       2,962,832
 Ser. F                               A3         8.20        11/15/03          240            256,217
 Ser. G                               A3         5.75        10/15/12        7,085          7,141,751
 Ser. G                               A3         5.875       10/15/14        2,500          2,515,325
 Ser. H                               A3         6.00        08/01/17        2,400          2,406,696
 Ser. I                               A3         6.25        04/15/27        3,475(d)       3,720,266
 Ser. I                               A3         6.25        04/15/27        2,525          2,543,786
 Ser. I                               A3         6.10        04/15/10          425(d)         451,240
 Ser. I                               A3         6.10        04/15/10        1,575          1,632,834
New York City Transitional Fin.
 Auth. Rev.,
 Ser. C                               Aa3        5.00        05/01/29        5,000          4,200,700
 Ser. B                               Aa3        6.00        11/15/29        1,000            995,770

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      New York Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New York St. Dorm. Auth. Rev.,
 Albany Cnty. Airport                 Baa1       5.25%       04/01/17   $    3,760       $  3,390,242
 Cap. Apprec., Court Facs.,
 A.M.B.A.C.                           Aa1        Zero        08/01/23        4,500          1,084,140
 City Univ. Refunding Bonds           Baa1       6.00        07/01/14        6,500          6,689,085
 City Univ. Sys. Cons., Ser. D        Baa1       7.00        07/01/09        1,880          2,032,430
 Coll. & Univ. Ed., M.B.I.A.,
 A.M.T.                               Aaa        Zero        07/01/04        2,255(c)       1,810,855
 Episcopal Hlth. Svcs., G.N.M.A.      AAA(b)     7.55        08/01/29        3,000          3,066,150
 Ins. Marymount Manhattan Clg.        AA(b)      6.375       07/01/15        1,875          1,955,569
 Ins. Marymount Manhattan Clg.        AA(b)      6.375       07/01/16        1,975          2,053,229
 Ins. Marymount Manhattan Clg.        AA(b)      6.375       07/01/17        2,080          2,155,421
 Ins. New York Univ., Ser. A,
 M.B.I.A.                             Aaa        5.75        07/01/27        5,000          4,915,000
 Mental Hlth. Svcs. Facs. Impvt.,
 Ser. B                               A3         6.50        08/15/11        3,000          3,207,690
 Mental Hlth. Svcs. Facs. Impvt.,
 Ser. B                               A3         5.625       02/15/21        2,000          1,866,040
 Spec. Act. Sch. Districts,
 F.G.I.C.                             Aaa        7.00        07/01/13        3,050(d)       3,140,219
 St. Univ. Edl. Facs., Ser. A         A3         5.25        05/15/15        8,600          8,108,854
New York St. Energy Resch. & Dev.
 Auth. Rev.,
 Brooklyn Union Gas Co., Ser. B,
 M.B.I.A., A.M.T.                     Aaa        6.75        02/01/24        2,000(c)       2,093,340
 Con. Edison Co., Ser.A, A.M.T.       A1         7.50        01/01/26        4,775          4,833,398
New York St. Environ. Facs. Corp.,
 Poll. Ctrl. Rev.,
 Ser. E                               Aaa        6.50        06/15/14          965(d)       1,008,261
 Ser. E                               Aaa        6.50        06/15/14           35             36,375
New York St. Hsg. Fin. Agcy. Rev.,
 Ser. A,
 Multifamily Hsg.                     Aa1        7.05        08/15/24        1,000          1,043,050
 St. Univ. Constr., E.T.M.            Aaa        8.00        05/01/11        3,600(c)       4,291,560

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New York St. Local Gov't. Assist.
 Corp.,
 Ser. C                               A3         Zero        04/01/14   $   11,882       $  5,244,477
 Ser. E                               A3         6.00%       04/01/14        6,135(c)       6,395,922
New York St. Med. Care Facs. Fin.
 Agcy. Rev.,
 Mental Hlth. Svcs., Ser. A           Aaa        7.50        08/15/07          505(d)         530,230
 Mental Hlth. Svcs., Ser. A           A3         7.50        08/15/07          310            323,953
 New York Hosp., Ser. A,
 A.M.B.A.C., F.H.A.                   Aaa        6.50        08/15/29        3,000(d)       3,235,560
New York St. Mun. Bond Bank Agcy.,
 Spec. Proj. Rev., Ser. A             AAA(b)     6.75        03/15/11        3,000(d)       3,157,260
New York St. Thrwy. Auth.,
 Highway & Bridge Trust Fund, Ser.
 B, F.G.I.C.                          Aaa        6.00        04/01/14        2,220(d)       2,340,724
 Svc. Contract Rev., Local Highway
 & Bridge                             Baa1       6.45        04/01/15        1,000(d)       1,073,860
New York St. Urban Dev. Corp. Rev.,
 Correctional Cap. Facs.,
 A.M.B.A.C.                           Aaa        Zero        01/01/08       10,000          6,570,600
 St. Facs.                            Baa1       5.75        04/01/11        5,450          5,503,083
 St. Facs.                            Baa1       5.75        04/01/12        5,750          5,789,502
 St. Facs.                            Baa1       5.60        04/01/15        2,000          1,956,100
 Subordinated Lien Corp.              A2         5.50        07/01/22        5,000          4,556,850
Orange Cnty. Ind. Dev. Agcy., The
 Glen Arden Inc. Proj.                NR         5.70        01/01/28        1,250            978,900
Otsego Cnty. Ind. Dev. Agcy., Civic
 Facs. Rev.                           Baa1       5.50        07/01/19        2,520(c)       2,290,957
Port Auth. of New York & New
 Jersey, Ser. 70, A.M.T.              A1         7.25        08/01/25        1,000          1,019,730
Puerto Rico Commonwealth,
 Gen. Oblig.                          Baa1       Zero        07/01/14        2,000            868,820
 Gen. Oblig.                          Baa1       Zero        07/01/15        1,250            507,787
 Gen. Oblig., A.M.B.A.C.              Aaa        7.00        07/01/10        6,500          7,414,810
 Pub. Impvt. Rfdg., M.B.I.A.          Aaa        7.00        07/01/10        1,250(c)       1,425,925

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      New York Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Puerto Rico Ind. Tourist Edl. Med.
 & Envr. Ctrl. Facs. Fin. Auth.,
 Hosp. Rev., M.B.I.A.                 Aaa        5.50%       07/01/26   $    2,500       $  2,341,625
Puerto Rico Mun. Fin. Agcy., Ser.
 A, F.S.A.                            Aaa        5.50        08/01/23        2,015          1,913,283
Puerto Rico Pub. Bldgs. Auth. Rev.,
 Gtd. Gov't. Facs., Ser. A,
 A.M.B.A.C.                           Aaa        6.25        07/01/15        2,050          2,207,727
Rockland Cnty. Solid Waste Mgmt.
 Auth.,
 Ser. B., A.M.B.A.C., A.M.T.          Aaa        5.625       12/15/14          375(d)         392,416
 Ser. B., A.M.B.A.C., A.M.T.          Aaa        5.625       12/15/14        1,210          1,179,674
Scotia Hsg. Auth. Rev., Coburg
 Village Inc. Proj., Ser. A           NR         6.20        07/01/38        4,000          3,326,000
Suffolk Cnty. Ind. Dev. Agcy. Rev.,
 A.M.T.                               NR         5.50        01/01/23        2,000          1,662,240
Suffolk Cnty. Ind. Dev. Agcy. Rev.,
 Cont. Care Retirement Cmnty., Ser.
 A                                    NR         7.25        11/01/28        2,250          2,155,725
Triborough Bridge & Tunl. Auth.
 Rev., Ser. A, M.B.I.A.               Aaa        6.00        01/01/10        2,000          2,101,400
Virgin Islands Pub. Fin. Auth.
 Rev., Ser. A                         BBB-(b)    6.50        10/01/24        1,000            989,040
Watervliet Hsg. Auth., Sen. Res.
 Beltrone Lvng. Ctr. Proj., Ser. A    NR         6.125       06/01/38        4,000          3,322,760
                                                                                         ------------
Total long-term investments (cost
 $231,699,630)                                                                            233,760,530

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  1.1%
----------------------------------------------------------------------------------------
New York City Mun. Wtr. Fin. Auth.,
 Wtr. & Swr. Auth.,
 Ser. 93C, F.R.D.D.                   VMIG1      3.80%       03/01/00   $      400       $    400,000
Port Auth. of New York & New
 Jersey, Ser. 5, F.R.D.D.             VMIG1      3.75        03/01/00        2,100          2,100,000
                                                                                         ------------
Total short-term investments (cost
 $2,500,000)                                                                                2,500,000
                                                                                         ------------
Total Investments  99.5%
 (cost $234,199,630; Note 4)                                                              236,260,530
Other assets in excess of
 liabilities  0.5%                                                                          1,294,699
Net Assets  100%                                                                         $237,555,229
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (e).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Standard & Poor's Rating.
(c) Pledged as initial margin on financial futures contracts.
(d) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(e) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New York Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $234,199,630)                          $ 236,260,530
Interest receivable                                                    3,134,553
Receivable for Series shares sold                                         27,781
Prepaid expenses and other assets                                          5,943
                                                                 -----------------
      Total assets                                                   239,428,807
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      1,069,732
Payable for Series shares reacquired                                     418,866
Accrued expenses and other liabilities                                   154,364
Management fee payable                                                    94,399
Dividends payable                                                         70,097
Distribution fee payable                                                  59,788
Deferred trustees' fees                                                    6,332
                                                                 -----------------
      Total liabilities                                                1,873,578
                                                                 -----------------
NET ASSETS                                                         $ 237,555,229
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     213,161
   Paid-in capital in excess of par                                  236,136,856
                                                                 -----------------
                                                                     236,350,017
   Accumulated net loss on investments                                  (855,688)
   Net unrealized appreciation on investments                          2,060,900
                                                                 -----------------
Net assets, February 29, 2000                                      $ 237,555,229
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($175,491,397 / 15,748,428 shares of beneficial interest
      issued and outstanding)                                             $11.14
   Maximum sales charge (3% of offering price)                               .34
                                                                 -----------------
   Maximum offering price to public                                       $11.48
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($60,087,196 / 5,390,356 shares of beneficial
      interest issued and outstanding)                                    $11.15
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($1,698,141
      / 152,345 shares of beneficial interest issued and
      outstanding)                                                        $11.15
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $11.26
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($278,495 / 24,966 shares of beneficial interest
      issued and outstanding)                                             $11.15
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New York Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 7,409,469
                                                                 -----------------
Expenses
   Management fee                                                       615,372
   Distribution fee--Class A                                            222,532
   Distribution fee--Class B                                            164,919
   Distribution fee--Class C                                              6,836
   Transfer agent's fees and expenses                                    49,500
   Custodian's fees and expenses                                         44,000
   Reports to shareholders                                               28,000
   Registration fees                                                     18,500
   Legal fees and expenses                                               11,500
   Audit fees and expenses                                                5,000
   Trustees' fees and expenses                                            2,250
   Miscellaneous expense                                                  5,154
                                                                 -----------------
      Total expenses                                                  1,173,563
Custodian fee credit                                                     (1,180)
                                                                 -----------------
   Net expenses                                                       1,172,383
                                                                 -----------------
Net investment income                                                 6,237,086
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             (713,678)
   Financial futures transactions                                       212,254
                                                                 -----------------
                                                                       (501,424)
                                                                 -----------------
Net change in unrealized appreciation on:
   Investments                                                       (7,227,453)
   Financial futures contracts                                          (68,250)
                                                                 -----------------
                                                                     (7,295,703)
                                                                 -----------------
Net loss on investments                                              (7,797,127)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,560,041)
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months         Year Ended
                                                        Ended           August 31,
                                                  February 29, 2000        1999
------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment income                            $   6,237,086      $  12,698,298
   Net realized gain (loss) on investment
      transactions                                       (501,424)            39,076
   Net change in unrealized appreciation of
      investments                                      (7,295,703)       (15,675,222)
                                                  -----------------    -------------
   Net decrease in net assets resulting from
      operations                                       (1,560,041)        (2,937,848)
                                                  -----------------    -------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                          (4,576,201)        (8,660,657)
      Class B                                          (1,609,663)        (3,946,857)
      Class C                                             (42,284)           (66,182)
      Class Z                                              (8,938)           (24,602)
                                                  -----------------    -------------
                                                       (6,237,086)       (12,698,298)
                                                  -----------------    -------------
   Distributions from net realized gains
      Class A                                                  --         (1,374,194)
      Class B                                                  --           (688,548)
      Class C                                                  --            (10,565)
      Class Z                                                  --             (4,126)
                                                  -----------------    -------------
                                                               --         (2,077,433)
                                                  -----------------    -------------
   Distributions in excess of net realized
      gains
      Class A                                                  --           (234,342)
      Class B                                                  --           (117,417)
      Class C                                                  --             (1,803)
      Class Z                                                  --               (702)
                                                  -----------------    -------------
                                                               --           (354,264)
                                                  -----------------    -------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                       13,583,848         25,657,665
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                     3,939,687          9,398,834
   Cost of shares reacquired                          (26,701,495)       (40,612,658)
                                                  -----------------    -------------
   Net decrease in net assets from Series share
      transactions                                     (9,177,960)        (5,556,159)
                                                  -----------------    -------------
Total decrease                                        (16,975,087)       (23,624,002)
NET ASSETS
Beginning of period                                   254,530,316        278,154,318
                                                  -----------------    -------------
End of period                                       $ 237,555,229      $ 254,530,316
                                                  -----------------    -------------
                                                  -----------------    -------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The New York Series (the 'Series') commenced investment operations in September 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from New York State, New York City and federal income taxes consistent with the preservation of capital, and in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve the objective by investing primarily in New York State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or
    16

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
                                                                          17

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 29, 2000.

      PIMS has advised the Series that it received approximately $3,500 and $1,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended February 29, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 29, 2000, it received approximately $46,400 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any
    18

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $45,200 for the services of PMFS. As of February 29, 2000, approximately $7,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $31,343,985 and $42,858,788, respectively.

      The cost basis of investments for federal income tax purposes at February 29, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,060,900 (gross unrealized appreciation--$6,921,733, gross unrealized depreciation--$4,860,833).

      In addition for federal income tax purposes, the Series elected to treat net realized capital losses of approximately $270,918 incurred in the ten month period ended August 31, 1999 as having occurred in the current fiscal year.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18
                                                                          19

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      951,744    $ 10,813,311
Shares issued in reinvestment of dividends and distributions     261,734       2,938,661
Shares reacquired                                             (1,320,118)    (14,835,286)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (106,640)     (1,083,314)
Shares issued upon conversion from Class B                       605,051       6,910,078
                                                              ----------    ------------
Net increase in shares outstanding                               498,411    $  5,826,764
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                    1,261,310    $ 15,319,992
Shares issued in reinvestment of dividends and distributions     538,733       6,502,373
Shares reacquired                                             (1,697,677)    (20,438,469)
                                                              ----------    ------------
Net increase in shares outstanding before conversion             102,366       1,383,896
Shares issued upon conversion from Class B                       792,273       9,621,083
                                                              ----------    ------------
Net increase in shares outstanding                               894,639    $ 11,004,979
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                      225,576    $  2,541,628
Shares issued in reinvestment of dividends and distributions      85,314         959,178
Shares reacquired                                             (1,005,518)    (11,348,286)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (694,628)     (7,847,480)
Shares reacquired upon conversion into Class A                  (605,051)     (6,910,078)
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,299,679)   $(14,757,558)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      756,576    $  9,175,430
Shares issued in reinvestment of dividends and distributions     232,603       2,811,896
Shares reacquired                                             (1,620,967)    (19,593,950)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (631,788)     (7,606,624)
Shares reacquired upon conversion into Class A                  (792,127)     (9,621,083)
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,423,915)   $(17,227,707)
                                                              ----------    ------------
                                                              ----------    ------------

    20

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                       18,450    $    207,837
Shares issued in reinvestment of dividends and distributions       2,980          33,479
Shares reacquired                                                (28,221)       (314,690)
                                                              ----------    ------------
Net decrease in shares outstanding                                (6,791)   $    (73,374)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       75,388    $    909,212
Shares issued in reinvestment of dividends and distributions       5,423          65,391
Shares reacquired                                                (25,670)       (306,468)
                                                              ----------    ------------
Net increase in shares outstanding                                55,141    $    668,135
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                        1,863    $     21,072
Shares issued in reinvestment of dividends and distributions         744           8,369
Shares reacquired                                                (17,944)       (203,233)
                                                              ----------    ------------
Net decrease in shares outstanding                               (15,337)   $   (173,792)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       20,888    $    253,031
Shares issued in reinvestment of dividends and distributions       1,592          19,174
Shares reacquired                                                (22,527)       (273,771)
                                                              ----------    ------------
Net decrease in shares outstanding                                   (47)   $     (1,566)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          21

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.50
                                                                 -----------------
Income from investment operations
Net investment income                                                      .29
Net realized and unrealized gain (loss) on investment
transactions                                                              (.36)
                                                                 -----------------
   Total from investment operations                                       (.07)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.29)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
Distributions in excess of capital gains                                    --
                                                                 -----------------
   Total distributions                                                    (.29)
                                                                 -----------------
Net asset value, end of period                                       $   11.14
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                          (.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 175,491
Average net assets (000)                                             $ 179,004
Ratios to average net assets:
   Expenses, including distribution fees                                   .88%(d)
   Expenses, excluding distribution fees                                   .63%(d)
   Net investment income                                                  5.14%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  13%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.30             $  11.94             $  11.77             $  11.91             $  11.71
----------------     ----------------     ----------------     ----------------     ----------------
         .57                  .60                  .61(a)               .63(a)               .66(a)
        (.69)                 .42                  .43                 (.09)                 .20
----------------     ----------------     ----------------     ----------------     ----------------
        (.12)                1.02                 1.04                  .54                  .86
----------------     ----------------     ----------------     ----------------     ----------------
        (.57)                (.60)                (.61)                (.63)                (.66)
          --                 (.01)                  --(c)                --                   --
        (.09)                (.05)                (.26)                (.05)                  --
        (.02)                  --                   --                   --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.68)                (.66)                (.87)                (.68)                (.66)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.50             $  12.30             $  11.94             $  11.77             $  11.91
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.07)%               8.71%                9.19%                4.53%                7.70%
    $175,307             $176,555             $172,471             $168,037             $163,025
    $181,951             $174,485             $173,963             $168,291             $ 95,024
         .84%                 .73%                 .68%(a)              .68%(a)              .69%(a)
         .64%                 .63%                 .58%(a)              .58%(a)              .59%(a)
        4.76%                4.93%                5.15%(a)             5.24%(a)             5.65%(a)
          11%                  33%                  43%                  92%                  57%

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.50
                                                                     --------
Income from investment operations
Net investment income                                                     .28
Net realized and unrealized gain (loss) on investment
transactions                                                             (.35)
                                                                     --------
   Total from investment operations                                      (.07)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.28)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
Distributions in excess of capital gains                                   --
                                                                     --------
   Total distributions                                                   (.28)
                                                                     --------
Net asset value, end of period                                        $ 11.15
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $60,087
Average net assets (000)                                              $66,330
Ratios to average net assets:
   Expenses, including distribution fees                                 1.13%(d)
   Expenses, excluding distribution fees                                  .63%(d)
   Net investment income                                                 4.88%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.30             $  11.94             $  11.77             $  11.91             $  11.71
    --------         ----------------     ----------------     ----------------     ----------------
         .54                  .55                  .56(a)               .58(a)               .61(a)
        (.69)                 .42                  .43                 (.09)                 .20
    --------         ----------------     ----------------     ----------------     ----------------
        (.15)                 .97                  .99                  .49                  .81
    --------         ----------------     ----------------     ----------------     ----------------
        (.54)                (.55)                (.56)                (.58)                (.61)
          --                 (.01)                  --(c)                --                   --
        (.09)                (.05)                (.26)                (.05)                  --
        (.02)                  --                   --                   --                   --
    --------         ----------------     ----------------     ----------------     ----------------
        (.65)                (.61)                (.82)                (.63)                (.61)
    --------         ----------------     ----------------     ----------------     ----------------
    $  11.50             $  12.30             $  11.94             $  11.77             $  11.91
    --------         ----------------     ----------------     ----------------     ----------------
    --------         ----------------     ----------------     ----------------     ----------------
       (1.37)%               8.28%                8.76%                4.12%                7.27%
    $ 76,929             $ 99,823             $112,658             $135,764             $163,013
    $ 88,626             $104,653             $122,744             $152,656             $230,033
        1.13%                1.13%                1.08%(a)             1.08%(a)             1.11%(a)
         .63%                 .63%                 .58%(a)              .58%(a)              .61%(a)
        4.45%                4.53%                4.75%(a)             4.84%(a)             5.30%(a)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.50
                                                                      -------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.35)
                                                                      -------
   Total from investment operations                                      (.09)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
Distributions in excess of capital gains                                   --
                                                                      -------
   Total distributions                                                   (.26)
                                                                      -------
Net asset value, end of period                                        $ 11.15
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         (.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 1,698
Average net assets (000)                                              $ 1,833
Ratios to average net assets:
   Expenses, including distribution fees                                 1.38%(d)
   Expenses, excluding distribution fees                                  .63%(d)
   Net investment income                                                 4.64%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.
(c) Less than $.005 per share.
(d)Annualized.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
     $12.30               $11.94               $11.77               $11.91               $11.71
    -------              -------              -------              -------              -------
        .51                  .52                  .53(a)               .55(a)               .58(a)
       (.69)                 .42                  .43                 (.09)                 .20
    -------              -------              -------              -------              -------
       (.18)                 .94                  .96                  .46                  .78
    -------              -------              -------              -------              -------
       (.51)                (.52)                (.53)                (.55)                (.58)
         --                 (.01)                  --(c)                --                   --
       (.09)                (.05)                (.26)                (.05)                  --
       (.02)                  --                   --                   --                   --
    -------              -------              -------              -------              -------
       (.62)                (.58)                (.79)                (.60)                (.58)
    -------              -------              -------              -------              -------
     $11.50               $12.30               $11.94               $11.77               $11.91
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      (1.62)%               8.01%                8.49%                3.86%                7.01%
     $1,830               $1,279               $  780               $  876               $  529
     $1,566               $  969               $  798               $  659               $  325
       1.39%                1.38%                1.33%(a)             1.33%(a)             1.36%(a)
        .64%                 .63%                 .58%(a)              .58%(a)              .61%(a)
       4.23%                4.28%                4.50%(a)             4.59%(a)             5.05%(a)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.51
                                                                      -------
Income from investment operations
Net investment income                                                     .31
Net realized and unrealized gain (loss) on investment
transactions                                                             (.36)
                                                                      -------
   Total from investment operations                                      (.05)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.31)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
Distributions in excess of capital gains                                   --
                                                                      -------
   Total distributions                                                   (.31)
                                                                      -------
Net asset value, end of period                                        $ 11.15
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         (.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   279
Average net assets (000)                                              $   334
Ratios to average net assets:
   Expenses, including distribution fees                                  .63%(e)
   Expenses, excluding distribution fees                                  .63%(e)
   Net investment income                                                 5.37%(e)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                          September 18, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
     $12.31                    $11.95                            $12.09
    -------                   -------                           -------
        .60                       .62                               .46(a)
       (.69)                      .42                               .12
    -------                   -------                           -------
       (.09)                     1.04                               .58
    -------                   -------                           -------
       (.60)                     (.62)                             (.46)
         --                      (.01)                               --(c)
       (.09)                     (.05)                             (.26)
       (.02)                       --                                --
    -------                   -------                           -------
       (.71)                     (.68)                             (.72)
    -------                   -------                           -------
     $11.51                    $12.31                            $11.95
    -------                   -------                           -------
    -------                   -------                           -------
      (0.87)%                    8.81%                             5.02%
     $  464                    $  497                            $   28
     $  496                    $  116                            $   11
        .63%                      .63%                              .58%(a)/(e)
        .63%                      .63%                              .58%(a)/(e)
       4.96%                     5.03%                             5.25%(a)/(e)

    See Notes to Financial Statements                                     29

Prudential Municipal Series Fund    New York Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
    Prudential Small-Cap Index Fund
    Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund
    Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
    Small Capitalization Growth Fund
    Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
    Prudential Developing Markets Equity Fund
    Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
    Prudential Europe Index Fund
    Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
    International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
www.prudential.com(800) 225-1852
BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
    Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
    Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
    Income Portfolio
Target Funds
    Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    Massachusetts Series
    New Jersey Series
    New York Series
    North Carolina Series
    Ohio Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
    Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    Connecticut Money Market Series
    Massachusetts Money Market Series
    New Jersey Money Market Series
    New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series

Prudential Municipal Series Fund    New York Series
Getting the Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports.
It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

www.prudential.com                     (800) 225-1852

Performance review
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Performance Review that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Series Fund    New York Series
Getting the Most From Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com(800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Series Fund    New York Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com       (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols        NASDAQ     CUSIP
    Class A         PMNYX    74435M747
    Class B          --      74435M754
    Class C          --      74435M523
    Class Z          --      74435M440

The views expressed in
this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

  BULK RATE
U.S. POSTAGE
    PAID
Permit 6807
New York, NY

MF122E2    74435M747    74435M754    74435M523    74435M440
(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
New York Money Market Series

Fund Type Money market
Objective The highest level of current income that is exempt from New York State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/New York Money
Market Series seeks to provide the highest level of current income that is exempt from New York State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital. The
Series intends to invest in a portfolio of short-term municipal debt securities with maturities of 13 months or less from the state of New York, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   3   Performance at a Glance
   6   Financial Statements
www.prudential.com                  (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Federal Reserve increased short-term interest rates twice to slow U.S. economic growth and fend off higher inflation during the six months that ended on February 29, 2000. Prudential's Money
Markets Sector team worked hard to anticipate these changes in U.S. monetary policy, and acted quickly to take advantage of good investment opportunities that emerged as New York money market yields rose.

As a result, Prudential Municipal Series Fund/New
York Money Market Series maintained a $1.00 net asset value per share, and provided a competitive yield during its fiscal half year. On February 29, 2000, the Series' seven-day current yield was 3.17%, compared with 3.11% for the average New York money market fund as tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the municipal money market sector during the six-month review period, and explains how the Series was positioned throughout.

New team member brings solid investment expertise
The newest member of Prudential's Money Markets
Sector team is Monica Wong. Prior to joining
Prudential, Monica was a portfolio manager at Montgomery Asset Management, where she oversaw tax-exempt assets totaling more than $500 million.
During Monica's 10 years of municipal finance experience, she also worked as a research analyst, financial advisor, trader, and underwriter.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   New York Money Market Series
Performance Review

(PHOTO) (PHOTO) Portfolio Managers Joseph Tully (Money Markets Sector
                Team Leader) and Monica Wong

Fed tried to curb U.S. economic growth
Shortly before the Series' fiscal half year began on September 1, 1999, the Federal Reserve increased the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.25% from 5.00%. It also raised the rate at which banks can borrow from the Federal Reserve system (known as the discount rate) to 4.75% from 4.50%.

The short-term rate hike rippled through the U.S.
economy, increasing borrowing costs for consumers and businesses. In this way, the Fed hoped to rein in the brisk pace of U.S. economic growth and avert a buildup in inflationary pressures. Mounting inflation is particularly hard on people who live on fixed incomes, because their buying power declines if their incomes are not adjusted for the rise in prices.

Reinvesting at higher yields helped the Series
Because we believed that the Fed would continue to tighten monetary policy, we invested primarily in shorter-term New York money market securities from September 1999 through much of November 1999. As these securities matured, we planned to reinvest this money at the higher tax-exempt money market yields that would likely be available after any subsequent Fed rate hike.

We did not have to wait long. The U.S. central bank boosted the federal funds rate to 5.50% and its discount rate to 5.00% on November 16, 1999. Yields on New York money market securities also climbed, creating many attractive buying opportunities.

www.prudential.com            (800) 225-1852
Performance at a Glance

Fund Facts                                          As of 2/29/00
                          7-Day        Net Asset      Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                       Current Yld.   Value (NAV)     @31%     @36%     @39.6%     Mat. (WAM)     (Millions)
NY Money
Market Series             3.17%          $1.00        4.93%    5.32%    5.63%       39 Days          $386
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--NY)**      3.11%          $1.00        4.84%    5.22%    5.53%       37 Days           N/A


Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.
**iMoneyNet, Inc. reports the 7-Day Current Yield,
NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State
Specific Average (Stock Broker (SB) & General
Purpose (GP)--New York) category as of February 28,
2000.

Tracking Municipal Money Market Fund Yields
(GRAPH)

Prudential Municipal Series Fund   New York Money Market Series
Performance Review

Among our purchases were one-year tax anticipation notes. Buying these securities in December 1999 lengthened the Series' weighted average maturity
(WAM), which positioned the Series longer than the average of comparable funds as measured by iMoneyNet, Inc. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held in a portfolio.) Extending the Series' WAM by purchasing these attractively priced securities enhanced the Series' yield.

New year brought good buying opportunities
We again lengthened the Series' WAM in January 2000 by purchasing two kinds of bonds, both of which provided attractive yields and were good alternatives to tax-exempt notes and other conventional municipal money market securities. We bought one-year "prerefunded" bonds that are backed by direct obligations of the U.S. government. We also purchased one-year bonds that were rated AAA because their interest and principal payments are insured by a major bond insurance company. These insured short-term bonds provided solid yields to compensate for the fact that they were issued in moderate-sized blocks. We, like most money managers, often prefer to buy large blocks of bonds because they could be easier to sell. However, owning moderate-sized blocks of insured short-term municipal bonds that offered higher yields met our fundamental buy-and-hold strategy.

New York State bonds upgraded
On February 2, 2000, the Fed renewed its efforts to check the powerful U.S. economy by raising the federal funds rate to 5.75% and its discount rate to 5.25%. February marked the 107th consecutive month of the economic expansion, making it the longest in U.S. history.

At the state level, slow but steady economic growth
in New York was one of the reasons cited by
Standard & Poor's (S&P) when it upgraded
the state's general obligation bond rating to A-
plus from single-A on November 9, 1999. S&P also
noted the fundamental changes in New York's
www.prudential.com                   (800) 225-1852

fiscal discipline and management, as well as marginal success in reducing the state's pace of borrowing.

Looking Ahead
On March 21, 2000, the Fed increased the federal funds rate to 6.00% and the discount rate to 5.50%.
As the U.S. economy continues to grow rapidly, we believe this will not be the last time the Fed will take action this year.

With the approach of the tax season, we intend to again increase the Series' exposure to very short-term municipal money market securities in order to accommodate seasonal cash outflows that usually occur as shareholders pay their income taxes.
Adopting this strategy should position the Series to lock in higher yields that become available as the supply of municipal money market securities balloons during the tax season.

Weighted Average Maturity Compared to the Average Municipal Money Fund
(GRAPH)

       Prudential Municipal Series Fund      New York Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Clinton Cnty. Ind. Dev. Agcy.,
 Champlain Plastics Proj., Ser.
 98A, F.R.W.D., A.M.T.                NR         4.10%       03/01/00   $    4,680       $  4,680,000
Copiague Union Free Sch. Dist.,
 Ser. 99-00, T.A.N.                   NR         4.00        06/26/00        8,000          8,013,124
Dutchess Cnty. Ind. Dev. Agcy.,
 Marist College Civic Facility,
 Ser. 99A, F.R.W.D.                   A-1+(d)    3.70        03/02/00        7,500          7,500,000
Erie Cnty. Ind. Dev. Agcy. Life
 Care Community Rev., Ser. 98B,
 F.R.W.D.                             VMIG1      3.85        03/01/00        2,025          2,025,000
Hempstead Ind. Dev. Agcy. Rev.,
 American Refuel, Ser. 99, F.R.W.D.   A-1(d)     3.95        03/01/00        6,355          6,355,000
Letchworth Central Sch. Dist.,
 Ser. 00                              NR         4.75        06/15/00        4,150          4,160,301
Letchworth Central Sch. Dist.,
 Ser. 99                              NR         4.00        06/15/00        2,500          2,502,090
Long Island Power Auth.,
 Elec. Sys. Rev., Ser. 4              VMIG1      3.85        04/04/00        1,500          1,500,000
 Elec. Sys. Rev., Ser. 4              VMIG1      3.80        04/11/00        1,100          1,100,000
Mamaroneck Union Free Sch. Dist.,
 Ser. 99, B.A.N.                      NR         4.25        07/07/00          590            591,494
Metropolitan Trans. Auth.,
 Commuter Fac. Rev., Ser. SGA82       A-1+(d)    3.95        03/01/00        5,000          5,000,000
 Trans. Fac., Ser. A                  P-1        3.75        04/05/00        5,000          5,000,000
 Trans. Fac., Ser. A                  P-1        3.75        04/06/00        5,000          5,000,000
 Trans. Fac., Ser. F, F.R.W.D.S.      VMIG1      3.95        03/02/00        6,000          6,000,000
Monroe Cnty. Ind. Dev. Agcy. Rev.,
 Genesee Valley, Ser. 97, F.R.W.D.,
 A.M.T.                               VMIG1      4.20        03/02/00        2,800          2,800,000
Nassau Cnty. Gen. Improv., Ser.
 99C, T.A.N.                          MIG1       4.75        12/21/00        7,500          7,540,613
Nassau Cnty. Ind. Dev. Agcy. Rev.,
 J.C. Solution Inc. Proj., Ser. 97,
 F.R.W.D., A.M.T.                     NR         4.10        03/01/00        3,020          3,020,000

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New York City Hsg. Dev. Corp.,
 One Columbus Pl., Ser. 98A,
 F.R.W.D., A.M.T.                     A-1+(d)    3.80%       03/01/00   $   30,000       $ 30,000,000
 Macombs Pl., Ser. 98A, F.R.W.D.,
 A.M.T.                               A-1+(d)    3.80        03/01/00        3,300          3,300,000
 Multifamily Mtg., Related Bwy.,
 F.R.W.D., A.M.T.                     A-1(d)     3.80        03/01/00        2,500          2,500,000
 Multifamily Mtg., River Ct. Proj.,
 Ser. 97A, F.R.W.D., A.M.T.           A-1(d)     3.80        03/01/00        8,100          8,100,000
New York City Ind. Dev. Agcy.,
 Civic Fac. Rev., Ser. 206,
 F.R.W.D.S.                           VMIG1      3.94        03/02/00        5,745          5,745,000
 Special Fac. Rev., Korean
 Airlines, Ser. 97A, F.R.D.D.,
 A.M.T.                               VMIG1      3.95        03/01/00        7,500          7,500,000
New York City Mun. Water Fin.
 Auth., Ser. 1, T.E.C.P.              P-1        3.70        04/07/00        5,000          5,000,000
 Water & Sewer Sys. Rev., Ser. 95A,
 F.R.D.D.                             VMIG1      3.90        03/01/00        5,200          5,200,000
 Water & Sewer Sys. Rev., Ser. C,
 F.R.D.D.                             VMIG1      3.80        03/01/00        1,000          1,000,000
New York City Transitional Fin.
 Auth., Future Tax Sec'd. Bonds,
 Ser. SG74, F.R.D.D.S.                A-1+(d)    3.90        03/01/00        2,400          2,400,000
New York City, Gen. Oblig.,
 Ser. 91A                             NR         7.25        03/15/00        2,950(e)       2,998,958
 Ser. 94A-1, F.R.D.D.                 VMIG1      3.90        03/01/00          500            500,000
 Ser. 94A-10, F.R.D.D.                VMIG1      3.90        03/01/00          800            800,000
 Ser. 94A-9, F.R.W.D.                 VMIG1      3.70        03/02/00        6,180          6,180,000
 Ser. 94B-2, F.R.D.D.                 VMIG1      3.90        03/01/00        1,400          1,400,000
 Ser. 94B-2, F.R.D.D.                 VMIG1      3.90        03/01/00          550            550,000
 Ser. 94C, F.R.D.D.                   VMIG1      3.90        03/01/00          900            900,000
 Ser. 94H-3, T.E.C.P.                 VMIG1      3.70        04/06/00        1,300          1,300,000
 Ser. 94H-5, T.E.C.P.                 VMIG1      3.70        04/07/00        2,500          2,500,000
 Ser. 95B-4, F.R.D.D.                 VMIG1      3.80        03/01/00          200            200,000
 Ser. 96J-2, F.R.W.D.                 VMIG1      3.80        03/01/00       10,400         10,400,000
 Ser. 97M                             NR         6.00        06/01/00        1,665          1,675,185
 Ser. 99A                             NR         4.00        08/01/00          850            849,975

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      New York Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New York St. Dorm. Auth. Rev.,
 City Univ. Sys., Ser. 90B            NR         9.00%       07/01/00   $    2,000       $  2,036,915
 Insured New York Public Library,
 Ser. 1999A, F.R.W.D.                 VMIG1      3.75        03/01/00        2,500          2,500,000
 State Univ. Edu. Facs., Ser. 00G,
 F.R.W.D.S.                           VMIG1      3.95        03/01/00       10,000         10,000,000
 State Univ. Edu. Facs., Ser. 90A     NR         7.63        05/15/00        1,300(e)       1,337,472
 State Univ. Edu. Facs., Ser. 90A     NR         7.70        05/15/00        1,745(e)       1,795,561
 State Univ. Ed. Fac., Ser 90C        NR         7.00        05/15/00        1,805(e)       1,852,417
 State Univ. Edu. Facs., Ser. 107,
 F.R.W.D.S.                           VMIG1      3.92        03/02/00        3,000          3,000,000
 State Univ. Educ. Facs., Ser. 1989   NR         7.25        05/15/00        2,100(e)       2,158,791
 Rockefeller Univ., Ser. 97-C3201,
 F.R.W.D.S.                           A-1+(d)    3.93        03/02/00        8,850          8,850,000
New York St. Energy Res. & Dev.
 Auth.,
 Con Edison Proj., Ser. 99A-2,
 F.R.W.D., A.M.T.                     A-1(d)     3.90        03/01/00       10,000         10,000,000
 Con Edison Proj., Ser. 99A-3,
 F.R.W.D., A.M.T.                     A-1(d)     3.80        03/01/00        5,400          5,400,000
 New York St. Elec. & Gas, Ser.
 85A, A.N.N.O.T.                      VMIG1      3.00        03/15/00        1,500          1,500,000
 New York St. Elec. & Gas, Ser.
 85B, A.N.N.O.T.                      NR         3.70        10/15/00        4,500          4,500,000
 New York St. Elec. & Gas, Ser.
 94B, F.R.D.D.                        VMIG1      3.80        03/01/00        1,900          1,900,000
 Niagara Mohawk Pwr. Corp., Ser.
 86A, F.R.D.D., A.M.T.                P-1        3.80        03/01/00        1,800          1,800,000
 Niagara Mohawk Pwr. Corp., Ser.
 87B, F.R.D.D., A.M.T.                A-1+(d)    3.95        03/01/00        2,400          2,400,000
 Niagara Mohawk Pwr. Corp., Ser.
 88A, F.R.D.D., A.M.T.                A-1+(d)    3.95        03/01/00        1,590          1,590,000

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
New York St. Hsg. Fin. Agcy. Rev.,
 240 East 39th St., Ser. 97A,
 F.R.W.D., A.M.T.                     VMIG1      3.80%       03/01/00   $    8,000       $  8,000,000
 Talleyrand Crescent Hsg., Ser.
 99A, F.R.W.D., A.M.T.                VMIG1      3.85        03/01/00        2,000          2,000,000
New York St. Local Govt. Assist.
 Corp.,
 Ser. 93A, F.R.W.D.                   VMIG1      3.70        03/06/00        3,700          3,700,000
 Ser. SGA 59, F.R.D.D.                A-1+(d)    3.90        03/01/00       19,700         19,700,000
New York St. Med. Care Fac. Fin.
 Agcy. Rev., Mental Health Fac.,
 Ser. 1990B                           NR         7.88        08/15/00        8,460(e)       8,779,726
New York St. Mtg. Agcy. Rev., Ser.
 00B, F.R.W.D.S., A.M.T.              VMIG1      4.00        03/01/00        5,515          5,515,000
New York St. Power Auth. Rev. &
 Gen. Purp.,
 Ser. W                               NR         6.50        01/01/01        1,000(e)       1,019,798
 Ser. Y                               NR         6.75        01/01/01        9,990(e)      10,399,491
New York St. Thruway Auth.,
 Highway & Bridge Trust Fund, Ser.
 1998A                                NR         4.50        04/01/00        5,680          5,686,554
 Local Highway & Bridge Service
 Contract Rev., Ser. 94               MIG1       5.20        04/01/00        5,425          5,433,282
 Muni Trust, Ser. SGA 66,
 F.R.W.D.S.                           A-1+(d)    3.90        03/01/00        5,055          5,055,000
Niagara Cnty. Ind. Dev. Agcy. Rev.,
 F.R.W.D., A.M.T., Solid Waste
 Disp. Rev., American Refuel Co.,
 Ser. 94C                             P-1        3.80        03/01/00        5,000          5,000,000
Onondaga Cnty. Ind. Dev. Agcy.
 Rev., Syracuse Research Corp.,
 Ser. 97A, F.R.W.D.                   A-1(d)     3.85        03/02/00        6,110          6,110,000
Oswego Cnty. Ind. Dev. Agcy. Rev.,
 Phillip Morris Co., Ser. 92,
 F.R.W.D.                             P-1        4.00        03/01/00       10,000         10,000,000

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      New York Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Port Auth. New York & New Jersey,
 Ser. 3, F.R.D.D.                     VMIG1      3.75%       03/01/00   $    1,500       $  1,500,000
 Ser. 5, F.R.D.D.                     VMIG1      3.75        03/01/00        1,600          1,600,000
 Ser. 6, F.R.D.D., A.M.T.             VMIG1      3.85        03/01/00        1,150          1,150,000
 Ser. 93-1, F.R.W.D.                  NR         3.83        03/07/00       12,000         12,000,000
Ramapo Hsg. Auth. Rev.,
 Fountainview Proj., Ser. 98,
 F.R.W.D., A.M.T.                     VMIG1      4.04        03/02/00       11,485         11,485,000
Rockland Cnty. Ind. Dev. Agcy.,
 Asstd. Living, Northern River,
 Ser. 99, F.R.W.D.                    VMIG1      4.04        03/02/00        5,500          5,500,000
Smithtown Central Sch. Dist., Ser.
 1999, T.A.N.                         MIG1       3.80        06/26/00        5,000          5,006,984
Suffolk Cnty. Public Improvement,
 Ser. 1997A                           NR         5.00        06/15/00        2,355          2,362,793
Syracuse, Hancock Arpt., Ser. 207,
 F.R.W.D.S., A.M.T.                   VMIG1      4.01        03/02/00        1,420          1,420,000
Tribeca Landing Hsg., Ser. A,
 F.R.W.D., A.M.T.                     VMIG1      3.80        03/01/00        6,000          6,000,000
Triboro. Bridge & Tunnel Auth.
 Rev., Ser. T                         NR         7.00        01/01/01          600(e)         625,160
Wayne Central Sch. Dist., Ser. 1999   NR         3.75        06/15/00        2,100          2,102,664
                                                                                         ------------
Total Investments  100.0%
 (cost $383,559,348(b))                                                                   383,559,348
Other assets in excess of
 liabilities  0.6%                                                                          2,292,866
                                                                                         ------------
Net Assets  100%                                                                         $385,852,214
                                                                                         ------------
                                                                                         ------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.T.--Alternative Minimum Tax.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note (c).
    F.R.D.D.S.--Floating Rate (Daily) Demand Note Synthetic (c).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (c).
    F.R.W.D.S.--Floating Rate (Weekly) Demand Note Synthetic (c).
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(d) Standard & Poor's Rating.
(e) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New York Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 383,559,348
Cash                                                                      48,534
Receivable for Series shares sold                                      5,651,083
Interest receivable                                                    2,559,799
Other assets                                                               6,710
                                                                 -----------------
      Total assets                                                   391,825,474
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   5,644,304
Management fee payable                                                   146,249
Accrued expenses                                                          86,819
Dividends payable                                                         70,356
Distribution fee payable                                                  19,026
Deferred trustee's fee                                                     6,506
                                                                 -----------------
      Total liabilities                                                5,973,260
                                                                 -----------------
NET ASSETS                                                         $ 385,852,214
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   3,858,522
   Paid-in capital in excess of par                                  381,993,692
                                                                 -----------------
Net assets, February 29, 2000                                      $ 385,852,214
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($385,852,214 / 385,852,214 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   6,144,497
                                                                 -----------------
Expenses
   Management fee                                                        871,942
   Distribution fee                                                      217,985
   Transfer agent's fees and expenses                                     50,000
   Custodian's fees and expenses                                          32,000
   Reports to shareholders                                                23,000
   Registration fees                                                      11,000
   Legal fees and expenses                                                 5,000
   Audit fee and expenses                                                  4,000
   Trustees' fees and expenses                                             2,100
   Miscellaneous                                                           5,413
                                                                 -----------------
      Total expenses                                                   1,222,440
Less: Custodian fee credit                                                (6,668)
                                                                 -----------------
    Net expenses                                                       1,215,772
                                                                 -----------------
Net investment income                                                  4,928,725
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   4,928,725
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New York Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     4,928,725     $    9,234,844
                                                -----------------    --------------
   Net increase in net assets resulting from
      operations                                       4,928,725          9,234,844
                                                -----------------    --------------
Dividends and distributions to shareholders           (4,928,725)        (9,234,844)
                                                -----------------    --------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                     608,133,980      1,191,546,021
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    4,892,540          9,050,815
   Cost of shares reacquired                        (585,730,274)    (1,254,393,321)
                                                -----------------    --------------
   Net increase (decrease) in net assets from
      Series share transactions                       27,296,246        (53,796,485)
                                                -----------------    --------------
Total increase (decrease)                             27,296,246        (53,796,485)
NET ASSETS
Beginning of period                                  358,555,968        412,352,453
                                                -----------------    --------------
End of period                                    $   385,852,214     $  358,555,968
                                                -----------------    --------------
                                                -----------------    --------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Money Market Series
             Notes to Financial Statements (Unaudited)
      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of eleven series. The monies of each series are invested in separate, independently managed portfolios. The New York Money Market Series (the 'Series') commenced investment operations in April, 1985. The Series is diversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New York State, New York City and federal income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less whose ratings are within the two highest ratings categories by two nationally recognized statistical rating organizations, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      All securities are valued as of 4:30 p.m., New York time.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.
      Dividends:    The Series declares daily dividends from net investment
income. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                                          15

       Prudential Municipal Series Fund      New York Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.
      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC. ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's shares pursuant to the plans of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fees are accrued daily and payable monthly.
      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $45,000 for the services of PMFS. As of February 29, 2000, approximately $7,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    16

                       This page intentionally left blank
                                                                          17

       Prudential Municipal Series Fund      New York Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .01
Dividends and distributions to shareholders                               (.01)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          1.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 385,852
Average net assets (000)                                             $ 350,693
Ratios to average net assets:
   Expenses, including distribution fee                                    .71%(b)
   Expenses, excluding distribution fee                                    .58%(b)
   Net investment income                                                  2.83%(b)

------------------------------
(a) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
    18                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .02                  .03                  .03                  .03                  .03
        (.02)                (.03)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.49%                2.94%                2.91%                2.97%                3.06%
    $358,556             $412,352             $358,291             $349,470             $324,698
    $375,650             $373,494             $326,092             $336,427             $292,763
         .70%                 .69%                 .71%                 .72%                 .73%
         .57%                 .57%                 .58%                 .60%                 .61%
        2.46%                2.90%                2.87%                2.91%                3.02%

    See Notes to Financial Statements                                     19

Prudential Municipal Series Fund   New York Money Market Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                  (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174


Cusip NUmber      74435M721

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

  BULK RATE
U.S. POSTAGE
    PAID
 Permit 6807
New York, NY

MF127E2   74435M721

(LOGO) Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
North Carolina Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from North Carolina State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/North Carolina
Series' investment objective is to maximize current income that is exempt from North Carolina State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   2   Portfolio Composition
   3   Performance at a Glance
   4   Credit Quality
   5   Five Largest Issuers
   6   Financial Statements
www.prudential.com  (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder,
The Class A shares of Prudential Municipal Series
Fund/North Carolina Series had a negative return of 0.86% during its fiscal half year that ended
February 29, 2000. For the same period, the Series' benchmark Lipper Average was a negative 1.16%.
After the initial sales charge, the Class A shares' return was a negative 3.84%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S.
economic growth.

Staying the course amid ups and downs of financial markets

Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   North Carolina Series
Performance Review

(PHOTO) (PHOTO) Portfolio Managers Evan Lamp (Municipal
                Bonds Sector Team Leader) and Lorely Machin

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000.
As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/29/00

   61.20%   Revenue Bonds
   23.48    Prerefunded Bonds
   14.74    General Obligations
   0.58     Cash Equivalents
www.prudential.com             (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                      As of 2/29/00
                   Six     One          Five            Ten                Since
                  Months   Year         Years           Years            Inception2
Class A           -0.86%   -4.29%   24.86% (24.62)   77.32% (76.98)    78.40%   (78.06)
Class B           -0.98    -4.44    22.72  (22.49)   70.82  (70.50)   157.17    150.12)
Class C           -1.11    -4.68    21.21  (20.98)        N/A          24.55    (24.31)
Lipper NC Muni
Debt Fund Avg.3   -1.16    -4.32         25.09           75.59               ***

Average Annual Total Returns1                    As of 3/31/00
             One         Five           Ten            Since
             Year        Years          Years       Inception2
Class A      -5.32%   4.17% (4.13)   5.79% (5.77)   5.72% (5.71)
Class B      -7.54    4.26  (4.22)   5.72  (5.70)   6.57  (6.35)
Class C      -4.76    3.96  (3.92)       N/A        4.10  (4.07)

Distributions and Yields                         As of 2/29/00
             Total Distributions    30-Day      Taxable Equivalent Yield4 At Tax Rates of
             Paid for Six Months   SEC Yield             36%          39.6%
   Class A        $0.27              4.77%              8.08%         8.56%
   Class B        $0.25              4.67               7.91          8.38
   Class C        $0.24              4.38               7.42          7.86

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
2/13/85; and Class C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the North Carolina Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 77.55% for
Class A, 182.49% for Class B, and 29.21% for
Class C, based on all funds in each share class.

Prudential Municipal Series Fund   North Carolina Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase the Series' distribution yield in this rising-interest-rate environment. An increased exposure to the transportation sector, retirement community bonds, and others benefited the Series' yield.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) We kept the Series' duration shorter than average for most of its fiscal half year. This approach helped the Series' share classes, without sales charges factored in, to perform better than its benchmark Lipper
Average, which does not consider sales charges.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

We also maintained a considerable exposure to prerefunded bonds, which made up 23.5% of the Series' total investments as of February 29, 2000.
Prices of prerefunded bonds held up better due to their high coupon rates and shorter-term maturities.

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors

Credit Quality
Expressed as a percentage
of total investments as of 2/29/00

      22.35%   AAA
      7.87     AA
      11.38    A
      17.15    BBB
      1.12     B
      40.13    Insured
www.prudential.com                 (800) 225-1852

who might want to buy them. Here's how it works:
When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers.

This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
Shortly after our six-month review period ended, the Fed engineered another quarter-point rate hike that raised its target for the federal funds rate to 6.00% and its discount rate to 5.50%. We believe the Fed's efforts to tighten monetary policy will slow the U.S. economic expansion in 2000 from its 7.30% annual pace in the fourth quarter of 1999.
Moderating economic growth could help bolster the performance of municipal bonds, but detract from the performance of equities.

Meanwhile, the powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment has provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

  14.85%  North Carolina Eastern
          Muni Power Agency*
   8.17   No. Carolina Mun. Pwr. Agcy.
   6.60   Charlotte Wtr. and Swr.*
   4.95   Pitt Cnty. Pub. Fac.
   4.66   No. Carolina Med.Care Comm.
          Rev., Rex Hosp. Proj.*

       Prudential Municipal Series Fund      North Carolina Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.3%
----------------------------------------------------------------------------------------
Asheville Hsg. Auth., Multi. Fam.
 Rev., Woodridge Apts., G.N.M.A.,
 A.M.T.                               AAA(c)     5.70%       11/20/19   $      250       $    237,220
Charlotte Mecklenberg Hosp. Auth.,
 Hlth. Care Sys. Rev.                 AA(c)      6.25        1/01/20           430(e)         449,320
 Hlth. Care Sys. Rev.                 Aa3        6.25        1/01/20           320            321,696
 Hlth. Care Sys. Rev.                 Aa3        5.875       1/15/26           500(g)         483,520
Charlotte No. Carolina Arpt. Rev.,
 Ser. B, M.B.I.A., A.M.T.             Aaa        6.00        7/01/24         1,000            984,810
 Ser. B, M.B.I.A., A.M.T.             Aaa        6.00        7/01/28           500            490,800
Charlotte Wtr. & Swr., Gen. Oblig.    Aaa        6.20        6/01/17         1,500(e)(g)    1,574,940
Charlotte Wtr. & Swr., Gen. Oblig.    Aaa        5.90        2/01/19         1,000(e)       1,051,050
Columbus Cnty. Ind. Fac. & Poll.
 Cntrl. Fin. Auth. Rev., Intl.
 Paper Co. Proj., A.M.T.              A3         6.15        4/01/21         1,000            928,200
Concord Util. Sys. Rev., M.B.I.A.     Aaa        5.50        12/01/14        1,000            988,960
Cumberland Cnty. No. Carolina Hosp.
 Fac. Rev., Cumberland Cnty. Hosp.
 Sys. Inc.                            A3         5.25        10/01/29          500            395,425
Guam Arpt. Auth. Rev., Ser. B,
 A.M.T.                               BBB(c)     6.60        10/01/10        1,000(g)       1,031,700
Guam Pwr. Auth. Rev.,
 Ser. A                               BBB(c)     6.625       10/01/14          250(e)         272,817
 Ser. A                               BBB(c)     6.75        10/01/24          525(e)         575,589
Halifax Cnty. Ind. Fac. & Poll.
 Ctrl. Fin. Auth. Rev., Champion
 Intl. Corp. Proj., Ser. A, A.M.T.    Baa1       5.45        11/01/33        1,000            816,120
Lincoln Cnty., Gen. Oblig.,
 F.G.I.C.                             Aaa        5.10        6/01/09         1,170(g)       1,162,243
No. Carolina Eastn. Mun. Pwr.
 Agcy.,
 Pwr. Sys. Rev., Ser. A               Baa3       6.40        1/01/21         1,000            976,090
 Pwr. Sys. Rev., Ser. A               Aaa        6.00        1/01/26           650(e)         661,875
 Pwr. Sys. Rev., Ser. A, E.T.M.       Aaa        6.50        1/01/18         1,995(g)       2,165,034
 Pwr. Sys. Rev., Ser. A, M.B.I.A.     Aaa        6.50        1/01/18         1,005          1,081,290
 Pwr. Sys. Rev., A.M.B.A.C.           Aaa        6.00        1/01/18         1,000          1,020,840

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
No. Carolina Hsg. Fin. Agcy., Home
 Ownership, Ser. 6-A, A.M.T.          Aa2        6.20%       1/01/29    $    1,000       $    994,050
No. Carolina Med. Care Comm., 1st.
 Mtg., SalemTowne Proj.               NR         6.30        10/01/29          500            440,220
No. Carolina Med. Care Comm.,
 N. Carolina Hsg. Found. Inc.         A(c)       6.625       8/15/30           750(f)         749,483
No. Carolina Med. Care Comm., Hosp.
 Rev.,
 Annie Pen Mem. Hosp. Proj.           Baa3       7.50        8/15/21         1,000(e)(g)    1,066,800
 Rex Hosp. Proj.                      Aaa        6.25        6/01/17         1,750(e)(g)    1,852,585
No. Carolina Mun. Pwr. Agcy.,
 No. 1 Catawba Elec. Rev., M.B.I.A.   Aaa        6.00        1/01/10         1,250(g)       1,300,750
 No. 1 Catawba Elec. Rev., M.B.I.A.   Aaa        6.97(d)     1/01/12         2,000(g)       1,947,500
Northern Hosp. Dist., Surry Cnty.
 Hlth. Care Fac. Rev.                 Ba1        7.875       10/01/21        1,500(g)       1,504,680
Piedmont Triad Arpt. Auth., Arpt.
 Rev., Ser. B, F.S.A., A.M.T.         Aaa        6.00        7/01/21         1,000            986,880
Pitt Cnty. Pub. Fac., Cert. of
 Part.,
 Ser. A, M.B.I.A.                     Aaa        5.55        4/01/12         1,250          1,259,687
 Ser. B, M.B.I.A.                     Aaa        5.40        4/01/08           700            709,114
Pitt Cnty. Rev., Pitt Cnty. Mem.
 Hosp., E.T.M.                        Aaa        5.25        12/01/21        1,000(g)         924,280
Puerto Rico Commonwlth.,
 Gen. Oblig., Ser. A, M.B.I.A.        Aaa        6.25        7/01/10         1,240          1,291,956
 Pub. Impt., Gen. Oblig.              Baa1       Zero        7/01/15         2,150            873,394
Puerto Rico Tel. Auth. Rev.,
 M.B.I.A.                             Aaa        6.971       1/25/07         1,000(e)       1,036,250
Raleigh Hsg. Auth., Multi. Fam.
 Mtge. Rev., Ceder Pt. Apts. Proj.,
 Ser. A                               A(c)       5.875       11/01/24        1,000            916,710
Union Cnty., Gen. Oblig.              A1         6.50        4/01/07           350(e)(g)      365,078
University of No. Carolina, Util.
 Sys. Rev.                            Aa2        Zero        8/01/19         2,715(g)         843,551
Virgin Islands Pub. Fin. Auth.
 Rev., Gross Rcpts. Taxes Loan Note
 Ser. A                               BBB-(c)    6.50        10/01/24          500            494,520
Virgin Islands Terr., Spl. Tax,
 Ser. 91                              NR         7.75        10/01/06          305(e)         320,003

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      North Carolina Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Wake Cnty. Hosp. Rev., E.T.M.,
 M.B.I.A.                             Aaa        5.125%      10/01/26   $    1,000(g)    $    909,940
Wilmington Wtr. & Swr. Sys. Rev.,
 F.S.A.                               Aaa        5.50        6/01/17           375            363,195
Winston Salem, Sngl. Fam. Mtge.
 Rev., A.M.T.                         A1         8.00        9/01/07           235            239,331
                                                                                         ------------
Total long-term investments
 (cost $38,866,812)                                                                      $ 39,059,496
                                                                                         ------------
SHORT-TERM INVESTMENTS  2.5%
----------------------------------------------------------------------------------------
Halifax Cnty. Ind. Facs. & Poll.
 Ctrl., Westmoreland-Hadson
 Roanoke, Ser. 91, F.R.D.D., A.M.T.   CPS1       3.95        3/01/00           100            100,000
Raleigh Durham Arpt. Auth., Spec.
 Facs. Rev., American Airlines,
 Ser. A, F.R.D.D.                     A-1+(c)    3.80        3/01/00           900            900,000
                                                                                         ------------
Total short-term investments
 (cost $1,000,000)                                                                          1,000,000
                                                                                         ------------
Total Investments  100.8%
 (cost $39,866,812; Note 4)                                                                40,059,496
Liabilities in excess of other
 assets--(0.8)%                                                                              (298,367)
                                                                                         ------------
Net Assets  100%                                                                         $ 39,761,129
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed To Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 29, 2000.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f) Represents a when-issued security.
(g) All or partial principal amount segregated as collateral for when-issued security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      North Carolina Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $39,866,812)                            $40,059,496
Cash                                                                     28,934
Interest receivable                                                     606,594
Receivable for investments sold                                          51,610
Receivable for Series shares sold                                         5,000
Other assets                                                              1,173
                                                                 -----------------
      Total assets                                                   40,752,807
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                       746,836
Payable for Series shares reaquired                                     109,582
Accrued expenses                                                         89,647
Management fee payable                                                   15,881
Dividends payable                                                        13,238
Distribution fee payable                                                 10,511
Deferred trustee's fee                                                    5,983
                                                                 -----------------
      Total liabilities                                                 991,678
                                                                 -----------------
NET ASSETS                                                          $39,761,129
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    37,638
   Paid-in capital in excess of par                                  40,038,707
                                                                 -----------------
                                                                     40,076,345
   Accumulated net realized loss on investments                        (507,900)
   Net unrealized appreciation on investments                           192,684
                                                                 -----------------
Net assets, February 29, 2000                                       $39,761,129
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($26,820,915
      / 2,539,226 shares of beneficial interest issued and
      outstanding)                                                     $10.56
   Maximum sales charge (3% of offering price)                            .33
                                                                 -----------------
   Maximum offering price to public                                    $10.89
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($12,911,593 / 1,221,867 shares of beneficial
      interest issued and outstanding)                                 $10.57
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($28,621 /
      2,708 shares of beneficial interest issued and
      outstanding)                                                     $10.57
   Sales charge (1% of offering price)                                    .10
                                                                 -----------------
   Offering price to public                                            $10.67
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      North Carolina Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 1,276,179
                                                                 -----------------
Expenses
   Management fee                                                       106,459
   Distribution fee--Class A                                             35,540
   Distribution fee--Class B                                             35,308
   Distribution fee--Class C                                                106
   Custodian's fees and expenses                                         39,000
   Reports to shareholders                                               19,000
   Registration fees                                                     12,000
   Transfer agent's fees and expenses                                     9,000
   Legal fees and expenses                                                6,000
   Audit fee and expenses                                                 5,000
   Trustee's fees and expenses                                            4,100
   Miscellaneous                                                          3,819
                                                                 -----------------
      Total expenses                                                    275,332
   Less: Custodian fee credit                                              (143)
                                                                 -----------------
       Net expenses                                                     275,189
                                                                 -----------------
Net investment income                                                 1,000,990
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             (506,674)
   Financial futures transactions                                           211
                                                                 -----------------
                                                                       (506,463)
Net change in unrealized appreciation on
   Investments                                                         (953,158)
                                                                 -----------------
Net loss on investments                                              (1,459,621)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (458,631)
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months
                                                       Ended            Year Ended
                                                 February 29, 2000    August 31, 1999
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $ 1,000,990         $ 2,241,676
   Net realized gain (loss) on investment
      transactions                                     (506,463)             58,888
   Net change in unrealized appreciation of
      investments                                      (953,158)         (3,120,844)
                                                 -----------------    ---------------
   Net decrease in net assets resulting from
      operations                                       (458,631)           (820,280)
                                                 -----------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                          (680,670)         (1,400,647)
      Class B                                          (319,710)           (839,833)
      Class C                                              (610)             (1,196)
                                                 -----------------    ---------------
                                                     (1,000,990)         (2,241,676)
                                                 -----------------    ---------------
   Distributions from net realized gains
      Class A                                           (13,336)           (152,983)
      Class B                                            (6,298)           (100,812)
      Class C                                               (13)               (148)
                                                 -----------------    ---------------
                                                        (19,647)           (253,943)
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                        935,316           3,818,192
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                     531,664           1,320,522
   Cost of shares reacquired                         (6,214,900)         (7,739,135)
                                                 -----------------    ---------------
   Net decrease in net assets from Series
      share transactions                             (4,747,920)         (2,600,421)
                                                 -----------------    ---------------
Total decrease                                       (6,227,188)         (5,916,320)
NET ASSETS
Beginning of period                                  45,988,317          51,904,637
                                                 -----------------    ---------------
End of period                                       $39,761,129         $45,988,317
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      North Carolina Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The North Carolina Series (the 'Series') commenced investment operations in February 1985. The Series is diversified and its investment objective is to maximize current income that is exempt from North Carolina State and federal income taxes consistent with the preservation of capital and, in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve this objective by investing primarily in North Carolina State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuation in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or
    14

       Prudential Municipal Series Fund      North Carolina Series
             Notes to Financial Statements (Unaudited) Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custodian Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment

       Prudential Municipal Series Fund      North Carolina Series
             Notes to Financial Statements (Unaudited) Cont'd.

Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%,
 .50 of 1% and 1%, of the average daily net assets of the Class A, Class B and Class C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended February 29, 2000.

      PIMS has advised the Series that it received approximately $700 in front-end sales charges resulting from sales of Class A and Class C shares during the six months ended February 29, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that during the six months ended February 29, 2000, it received approximately $13,700 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a

       Prudential Municipal Series Fund      North Carolina Series
             Notes to Financial Statements (Unaudited) Cont'd.

credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $7,300 for the services of PMFS. As of February 29, 2000, approximately $1,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $5,807,679 and $10,689,165, respectively.

      The cost basis of investments for federal income tax purposes at February 29, 2000, was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was $192,684 (gross unrealized appreciation-$1,041,691; gross unrealized depreciation-$849,007).

Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven
                                                                          17

       Prudential Municipal Series Fund      North Carolina Series
             Notes to Financial Statements (Unaudited) Cont'd.

years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                           Shares       Amount
---------------------------------------------------------------  --------    -----------
Six months ended February 29, 2000:
Shares sold                                                        60,596    $   650,462
Shares issued in reinvestment of dividends and distributions       32,738        347,891
Shares reacquired                                                (374,214)    (3,984,374)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion             (280,880)    (2,986,021)
Shares issued upon conversion from Class B                        129,050      1,395,637
                                                                 --------    -----------
Net decrease in shares outstanding                               (151,830)   $(1,590,384)
                                                                 --------    -----------
                                                                 --------    -----------
Year ended August 31, 1999:
Shares sold                                                       160,409    $ 1,841,063
Shares issued in reinvestment of dividends and distributions       70,495        808,498
Shares reacquired                                                (371,069)    (4,230,540)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion             (140,165)    (1,580,979)
Shares issued upon conversion from Class B                        251,666      2,895,820
                                                                 --------    -----------
Net increase in shares outstanding                                111,501    $ 1,314,841
                                                                 --------    -----------
                                                                 --------    -----------
Class B
---------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                        26,740    $   284,557
Shares issued in reinvestment of dividends and distributions       17,242        183,432
Shares reacquired                                                (208,274)    (2,230,526)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion             (164,292)    (1,762,537)
Shares reacquired upon conversion into Class A                   (128,931)    (1,395,637)
                                                                 --------    -----------
Net decrease in shares outstanding                               (293,223)   $(3,158,174)
                                                                 --------    -----------
                                                                 --------    -----------
Year ended August 31, 1999:
Shares sold                                                       170,364    $ 1,976,534
Shares issued in reinvestment of dividends and distributions       44,516        511,315
Shares reacquired                                                (306,345)    (3,508,595)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion              (91,465)    (1,020,746)
Shares reacquired upon conversion into Class A                   (251,607)    (2,895,820)
                                                                 --------    -----------
Net decrease in shares outstanding                               (343,072)   $(3,916,566)
                                                                 --------    -----------
                                                                 --------    -----------

    18

       Prudential Municipal Series Fund      North Carolina Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C
---------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                            28    $       297
Shares issued in reinvestment of dividends and distributions           32            341
                                                                 --------    -----------
Net increase in shares outstanding                                     60    $       638
                                                                 --------    -----------
                                                                 --------    -----------
Year ended August 31, 1999:
Shares sold                                                            52    $       595
Shares issued in reinvestment of dividends and distributions           61            709
                                                                 --------    -----------
Net increase in shares outstanding                                    113    $     1,304
                                                                 --------    -----------
                                                                 --------    -----------

       Prudential Municipal Series Fund      North Carolina Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.92
                                                                     --------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.35)
                                                                     --------
   Total from investment operations                                      (.09)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.01)
                                                                     --------
   Total distributions                                                   (.27)
                                                                     --------
Net asset value, end of period                                        $ 10.56
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $26,821
Average net assets (000)                                              $28,588
Ratios to average net assets:
   Expenses, including distribution fees                                 1.21%(d)
   Expenses, excluding distribution fees                                  .96%(d)
   Net investment income                                                 4.79%(d)
For Class A, B and C shares:
   Portfolio turnover rate                                                 14%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    20                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.69             $  11.28             $  11.06             $  11.19             $  11.06
    --------             --------             --------             --------             --------
         .53                  .55                  .54(a)               .53(a)               .60(a)
        (.71)                 .41                  .38                 (.01)                 .13
    --------             --------             --------             --------             --------
        (.18)                 .96                  .92                  .52                  .73
    --------             --------             --------             --------             --------
        (.53)                (.55)                (.54)                (.53)                (.60)
          --                   --(c)                --                   --                   --
        (.06)                  --                 (.16)                (.12)                  --
    --------             --------             --------             --------             --------
        (.59)                (.55)                (.70)                (.65)                (.60)
    --------             --------             --------             --------             --------
    $  10.92             $  11.69             $  11.28             $  11.06             $  11.19
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       (1.72)%               8.72%                8.58%                4.70%                6.86%
    $ 29,400             $ 30,149             $ 29,350             $ 28,089             $ 26,519
    $ 30,621             $ 29,617             $ 29,055             $ 27,628             $ 15,244
        1.03%                 .84%                 .93%(a)             1.03%(a)              .98%(a)
         .83%                 .74%                 .83%(a)              .93%(a)              .88%(a)
        4.57%                4.79%                4.87%(a)             4.78%(a)             5.25%(a)
          15%                  27%                  35%                  23%                  28%

    See Notes to Financial Statements                                     21

       Prudential Municipal Series Fund      North Carolina Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $ 10.93
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.35)
                                                                     --------
   Total from investment operations                                      (.11)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.01)
                                                                     --------
   Total distributions                                                   (.25)
                                                                     --------
Net asset value, end of year                                          $ 10.57
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $12,912
Average net assets (000)                                              $14,201
Ratios to average net assets:
   Expenses, including distribution fees                                 1.46%(d)
   Expenses, excluding distribution fees                                  .96%(d)
   Net investment income                                                 4.53%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.69             $  11.29             $  11.06             $  11.19             $  11.06
    --------             --------             --------             --------             --------
         .49                  .51                  .50(a)               .49(a)               .55(a)
        (.70)                 .40                  .39                 (.01)                 .13
    --------             --------             --------             --------             --------
        (.21)                 .91                  .89                  .48                  .68
    --------             --------             --------             --------             --------
        (.49)                (.51)                (.50)                (.49)                (.55)
          --                   --(c)                --                   --                   --
        (.06)                  --                 (.16)                (.12)                  --
    --------             --------             --------             --------             --------
        (.55)                (.51)                (.66)                (.61)                (.55)
    --------             --------             --------             --------             --------
    $  10.93             $  11.69             $  11.29             $  11.06             $  11.19
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       (1.93)%               8.19%                8.25%                4.28%                6.44%
    $ 16,560             $ 21,726             $524,952             $ 31,029             $ 40,119
    $ 19,695             $ 23,460             $ 27,703             $ 35,605             $ 51,963
        1.33%                1.24%                1.33%(a)             1.43%(a)             1.34%(a)
         .83%                 .74%                 .83%(a)              .93%(a)              .84%(a)
        4.26%                4.39%                4.47%(a)             4.37%(a)             5.10%(a)

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      North Carolina Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.93
                                                                     --------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized gain (loss) on investment
transactions                                                             (.35)
                                                                     --------
   Total from investment operations                                      (.12)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.01)
                                                                     --------
   Total distributions                                                   (.24)
                                                                     --------
Net asset value, end of year                                          $ 10.57
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (1.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $    29
Average net assets (000)                                              $    29
Ratios to average net assets:
   Expenses, including distribution fees                                 1.71%(d)
   Expenses, excluding distribution fees                                  .96%(d)
   Net investment income                                                 4.30%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      North Carolina Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
     $11.69               $11.29               $11.06               $11.19               $11.06
    -------              -------              -------              -------              -------
        .46                  .48                  .47(a)               .46(a)               .52(a)
       (.70)                 .40                  .39                 (.01)                 .13
    -------              -------              -------              -------              -------
       (.24)                 .88                  .86                  .45                  .65
    -------              -------              -------              -------              -------
       (.46)                (.48)                (.47)                (.46)                (.52)
         --                   --(c)                --                   --                   --
       (.06)                  --                 (.16)                (.12)                  --
    -------              -------              -------              -------              -------
       (.52)                (.48)                (.63)                (.58)                (.52)
    -------              -------              -------              -------              -------
     $10.93               $11.69               $11.29               $11.06               $11.19
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      (2.18)%               7.92%                7.98%                4.03%                6.17%
     $   29               $   30               $   62               $   72               $   53
     $   30               $   31               $   68               $   69               $   32
       1.58%                1.49%                1.58%(a)             1.68%(a)             1.63%(a)
        .83%                 .74%                 .83%(a)              .93%(a)              .88%(a)
       4.02%                4.14%                4.22%(a)             4.14%(a)             4.59%(a)

    See Notes to Financial Statements                                     25

Prudential Municipal Series Fund   North Carolina Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
www.prudential.com(800) 225-1852
BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
   Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Municipal Series Fund   North Carolina Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com         (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols      NASDAQ    CUSIP
   Class A        PRNAX   74435M812
   Class B         --     74435M820
   Class C         --     74435M515

The views expressed in
this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF126E2   74435M812   74435M820   74435M515
(LOGO)  Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
Ohio Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from Ohio
State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/Ohio Series' investment objective is to maximize current income that is exempt from Ohio State and federal income taxes, consistent with the preservation of capital.
However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.


       Contents
   1   Message From the Fund's President
   2   Performance Review
   2   Portfolio Composition
   3   Performance at a Glance
   4   Credit Quality
   5   Five Largest Issuers
   6   Financial Statements
www.prudential.com                     (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential Municipal Series
Fund/Ohio Series had a negative return of 0.59% during its fiscal half year that ended February 29, 2000. For the same period, the return on the Series' benchmark Lipper Average was a negative
1.14%. After the initial sales charge, the Class A shares' return was a negative 3.57%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S. economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   Ohio Series
Performance Review

(PHOTO) (PHOTO)  Portfolio Managers Evan
Lamp (Municipal Bonds Sector Team Leader) and Scott Diamond

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000.
As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/29/00

      48.00%   Revenue Bonds
      29.22    General Obligations
      21.50    Prerefunded Bonds
       1.28    Miscellaneous
www.prudential.com   (800) 225-1852
Performance at a Glance

Cumulative Total Returns1   As of 2/29/00
                    Six     One        Five              Ten              Since
                   Months   Year       Years            Years           Inception2
Class A            -0.59%   -3.93%  25.31% (21.55)   81.63% (76.18)   82.78% (77.30)
Class B            -0.71    -4.08   23.05  (22.05)       75.00           181.83
Class C            -0.84    -4.33   21.55  (20.33)        N/A         24.58  (23.33)
Lipper OH Muni
Debt Fund Avg.3    -1.14    -3.99      25.45             83.18             ***

Average Annual Total Returns1                   As of 3/31/00
             One         Five           Ten            Since
             Year        Years         Years         Inception2
Class A      -4.62%   4.22% (4.18)   6.03% (6.01)   5.98% (5.96)
Class B      -6.91    4.31  (4.27)   5.96  (5.94)   7.03  (6.96)
Class C      -4.14    4.01  (3.97)       N/A        4.11  (4.08)

Distributions and Yields                            As of 2/29/00
             Total Distributions    30-Day      Taxable Equivalent Yield4 at tax rates of
             Paid for Six Months   SEC Yield           36%               39.6%
   Class A         $0.34             4.57%            7.69%              8.15%
   Class B         $0.33             4.46             7.51               7.96
   Class C         $0.31             4.17             7.02               7.44

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/20/84; and Class C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Ohio Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 85.15% for
Class A, 204.57% for Class B, and 29.42% for
Class C, based on all funds in each share class.

Prudential Municipal Series Fund   Ohio Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase its distribution yield in this rising-interest-rate environment.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) Keeping the Series' duration shorter than average for most of our fiscal half year helped its share classes, without sales charges factored in, to perform better than its benchmark Lipper Average, which does not consider sales charges.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

The Series' relative performance also benefited because it holds bonds of the Franciscan Medical
Center that rallied. The Medical Center, located in Dayton, Ohio, merged with another hospital, Bon
Secours, and is cutting its borrowing costs by retiring its bonds on their first call date. These bonds rated BBB gained in value because they now have a shorter maturity and are backed by an escrow consisting of direct obligations of the U.S.
government that are rated AAA.

Credit Quality
Expressed as a percentage of total
investments as of 2/29/00
      10.30%   AAA
      11.44    AA
      3.35     A
      20.93    BBB
      4.15     BB
      0.73     B
      49.10    Insured
www.prudential.com     (800) 225-1852

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers. This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
Shortly after our six-month review period ended, the Fed engineered another quarter-point rate hike that raised its target for the federal funds rate to 6.00% and its discount rate to 5.50%. We believe the Fed's efforts to tighten monetary policy will slow the U.S. economic expansion in 2000 from its 7.30% annual pace in the fourth quarter of 1999.
Moderating economic growth could help bolster the performance of municipal bonds, but detract from the performance of equities.

Meanwhile, the powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds.
With the declining supply, if investor demand remains strong, the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

   7.52%   Ohio State Air Quality
           Development Authority Revenue
   7.29    Ohio State Turnpike
           Commission Revenue
   5.26    Guam Power Authority Revenue*
   5.13    Franklin County Hospital*
   4.76    Lucas County Hospital

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

       Prudential Municipal Series Fund      Ohio Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.6%
----------------------------------------------------------------------------------------
Akron, Gen. Oblig.                    A1         6.50%       11/01/13   $      870       $    944,020
Akron, Gen. Oblig.                    A1         10.50       12/01/04          200            245,732
Brecksville Broadview Heights City
 Sch. Dist., F.G.I.C.                 Aaa        6.50        12/01/16        1,000          1,060,940
Canton Water Works Sys., Gen.
 Oblig., A.M.B.A.C.                   Aaa        5.85        12/01/15          700            708,624
Clear Fork Valley Loc. Sch. Dist.,
 Richland Cnty.                       AA-(b)     Zero        12/01/24          845            178,160
Cleveland Arpt. Spl. Rev. Ref.,
 Continental Airlines, Inc., A.M.T.   Ba2        5.70        12/01/19          650            554,047
Cleveland City Sch. Dist., Gen.
 Oblig.,
 Sch. Impvt., Ser. B, F.G.I.C.        Aaa        Zero        06/01/07          315            213,545
 Sch. Impvt., Ser. B, F.G.I.C.        Aaa        Zero        12/01/08          550            342,600
Cleveland Cuyahoga Cnty. Port Auth.
 Rev.                                 NR         5.375       05/15/19          980            825,346
Columbus Citation Hsg. Dev. Corp.,
 Mtge. Rev., F.H.A.                   AA(b)      7.625       12/31/11        1,850(d)       2,161,910
Columbus, Gen. Oblig., Mun. Arpt.
 No. 32, A.M.T.                       Aaa        7.15        07/15/06          435            448,520
Cuyahoga Cnty. Hosp. Rev., Meridia
 Health Sys.                          A1         6.25        08/15/05        1,500(d)       1,607,040
Dayton, Gen. Oblig., M.B.I.A.         Aaa        7.00        12/01/07          480            536,462
Dover Mun. Elec. Sys. Rev.,
 F.G.I.C.                             Aaa        5.95        12/01/14        1,000          1,021,160
Franklin Cnty. Hosp. Rev.,
 Holy Cross Hlth. Sys., Ser. B,
 A.M.B.A.C.                           Aaa        7.65        06/01/10        2,500(d)       2,571,750
 Senior Doctors Hlth. Corp., Ser. A   Baa3       5.60        12/01/28        1,000            758,200
Franklin Cnty. Pub. Impvt., Ser. 93   Aaa        5.375       12/01/20        2,400          2,258,280
Greene Cnty. Cap. Apprec., Wtr.
 Sys. Rev., Ser. A, F.G.I.C.          Aaa        6.125       12/01/21        1,000          1,009,750
Guam Pwr. Auth. Rev., Ser. A          BBB(b)     6.75        10/01/04        3,110(d)       3,409,680
Hilliard City Sch. Dist., Cap.
 Apprec. Impvt., Ser. A, F.G.I.C.     Aaa        Zero        12/01/09        2,855          1,676,856

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Huber Heights Water Sys. Rev., Cap.
 Apprec., M.B.I.A.                    Aaa        Zero        12/01/23   $    1,000       $    233,920
Lorain Cnty. Hosp. Rev., Ref.
 Mtge., Elyria United Methodist
 Village                              NR         6.875%      06/01/22        2,000          1,938,880
Lucas Cnty. Hlth. Fac. Rev., Ref.,
 Ohio Presbyterian Retirement Svcs.   NR         6.625       07/01/14        1,750          1,659,210
Lucas Cnty. Hosp. Rev., Promedica
 Healthcare Oblig., Ser. 96,
 M.B.I.A.                             Aaa        5.75        11/15/09        3,000          3,088,740
Marysville Village Sch. Dist., Gen.
 Oblig., Sch. Impvt., M.B.I.A.        Aaa        Zero        12/01/15          865            346,588
Miami Cnty. Hosp. Fac. Rev., Ref. &
 Impvt., Upper Valley Med. Ctr.       Baa2       6.375       05/15/26        1,000            871,630
Montgomery Cnty. Hlth. Sys. Rev.,
 Ref., Franciscan Med. Ctr., Dayton   Baa1       5.50        01/01/08        1,750(d)       1,779,470
Montgomery Cnty. Swr. Sys. Rev.,
 Greater Moraine, Beaver Creek,
 F.G.I.C.                             Aaa        Zero        09/01/05        1,000            750,970
 Greater Moraine, Beaver Creek,
 F.G.I.C.                             Aaa        Zero        09/01/07          500            334,450
Mount Vernon City Sch. Dist., Gen.
 Oblig., F.G.I.C.                     Aaa        7.50        12/01/14          500            552,275
Newark, Ltd. Tax Gen. Oblig., Wtr.
 Impvt., Cap. Apprec., A.M.B.A.C.     Aaa        Zero        12/01/06          805            562,759
Newark, Ltd. Tax Gen. Oblig., Wtr.
 Impvt., Cap. Apprec., Ref.,
 F.G.I.C.                             Aaa        Zero        12/01/18        1,495            486,159
Ohio Hsg. Fin. Agy., Mtg. Rev.,
 Ser. A, G.N.M.A., A.M.T.             Aaa        6.35        09/01/31        1,000          1,003,250
Ohio St. Air Quality Dev. Auth.
 Rev., Poll. Ctrl.,
 Cleveland Elec. Co. Proj., Ref.,
 A.M.T.                               Ba1        6.10        08/01/20        1,000            888,540
 Cleveland Elec. Co. Proj., Ref.,
 F.G.I.C.                             Aaa        8.00        12/01/13        2,500          2,717,375
 Edison Proj., Ser. A, F.G.I.C.       Aaa        7.45        03/01/16        1,250          1,275,225

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Ohio Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Ohio St. Bldg. Auth., Das Data Ctr.
 Proj.,                               Aa2        6.00%       10/01/08   $      615       $    647,398
Ohio St. Environ. Impvt. Rev.,
 Ref., USX Corp. Proj.                Baa2       5.625       05/01/29        1,000            841,630
Ohio St. Higher Edl. Fac. Comn.
 Rev., Case Western Resv. Univ.,
 Ser. B                               Aa3        6.50        10/01/20          750            811,140
Ohio St. Solid Waste Disposal Rev.,
 USG Corp. Proj. A.M.T.               Baa2       6.05        08/01/34        1,000            901,890
Ohio St. Solid Waste Rev., A.M.T.     NR         8.50        08/01/22          500            472,815
Ohio St. Tpk. Comm., Tpk. Rev.,
 Ref., Series A, F.G.I.C.             Aaa        5.50        02/15/24        5,000          4,732,800
Ohio St. Univ., Gen. Rcpts., Ser. A   Aa2        6.00        12/01/16        1,000          1,027,070
Ohio St. Water Dev. Auth.,
 Pollution Control Fac. Rev.          Ba3        5.25        09/01/33        1,250          1,229,338
Pickerington Local Sch. Dist.,
 Gen. Oblig., A.M.B.A.C.              Aaa        Zero        12/01/08          890            554,390
 Gen. Oblig., A.M.B.A.C.              Aaa        Zero        12/01/13          525            238,471
Puerto Rico Comm., M.B.I.A.           Aaa        5.75        07/01/12        2,000          2,076,920
Puerto Rico Pub. Bldgs. Auth. Rev.,
 Gtd. Pub. Ed. & Hlth. Facs., Ser.
 J                                    Baa1       Zero        07/01/06        3,000          2,158,680
Sycamore Cmnty. Sch. Dist.            AA+(b)     5.375       12/01/14        1,375          1,352,890
Trumbull Cnty. Correctional Fac.,
 Cap. Apprec., A.M.B.A.C.             Aaa        Zero        12/01/09        1,250            734,175
Univ. Akron Ohio Gen. Rcpts.,
 F.G.I.C.                             Aaa        5.75        01/01/14        1,000          1,010,360
Univ. of Puerto Rico Rev., Cap.
 Apprec. Ref., Ser. N, M.B.I.A.       Aaa        Zero        06/01/13        4,245          2,038,746
Virgin Islands Pub. Fin. Auth.
 Rev.,
 Gross Rcpts. Taxes, Loan Notes,
 Ser. A                               BBB-(b)    6.50        10/01/24          500            494,520
 Ref., Matching Loan Notes, Ser. A    NR         7.25        10/01/02        1,000(d)       1,084,140

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Virgin Islands Terr., Hugo Ins.
 Claims Fund Proj., Ser. 91           NR         7.75%       10/01/01   $      305(d)    $    320,003
Virgin Islands Wtr. & Pwr. Auth.,
 Elec. Sys. Rev., Ser. A              NR         7.40        07/01/01          875(d)         915,775
                                                                                         ------------
Total long-term investments
 (cost $64,029,574)                                                                        64,665,214
                                                                                         ------------
SHORT-TERM INVESTMENTS  1.1%
----------------------------------------------------------------------------------------
Ohio St. Solid Waste Rev., F.R.D.D
 (cost $700,000)                      A1+(b)     3.90        03/01/00          700            700,000
                                                                                         ------------
Total Investments  100.7%
 (cost $64,729,574; Note 4)                                                                65,365,214
Liabilities in excess of other
 assets  (0.7)%                                                                              (482,708)
                                                                                         ------------
Net Assets  100%                                                                         $ 64,882,506
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note(c).
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Standard & Poor's Rating.
(c) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(d) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Ohio Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $64,729,574)                           $  65,365,214
Cash                                                                         872
Interest receivable                                                      816,797
Receivable for Series shares sold                                         30,448
Other assets                                                               1,890
                                                                 -----------------
      Total assets                                                    66,215,221
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      1,005,292
Payable for Series shares reacquired                                     184,016
Accrued expenses                                                          76,247
Management fee payable                                                    25,889
Dividends payable                                                         18,180
Distribution fee payable                                                  17,073
Deferred trustee's fees                                                    6,018
                                                                 -----------------
      Total liabilities                                                1,332,715
                                                                 -----------------
NET ASSETS                                                         $  64,882,506
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      59,390
   Paid-in capital in excess of par                                   64,362,003
                                                                 -----------------
                                                                      64,421,393
   Accumulated net realized loss on investments                         (174,527)
   Net unrealized appreciation on investments                            635,640
                                                                 -----------------
Net assets, February 29, 2000                                      $  64,882,506
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($44,324,249 / 4,058,164 shares of beneficial interest
      issued and outstanding)                                             $10.92
   Maximum sales charge (3% of offering price)                               .34
                                                                 -----------------
   Maximum offering price to public                                       $11.26
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($20,367,885 / 1,863,457 shares of beneficial interest
      issued and outstanding)                                             $10.93
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($190,372 / 17,417 shares of beneficial interest issued
      and outstanding)                                                    $10.93
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $11.04
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Ohio Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 2,073,841
                                                                 -----------------
Expenses
   Management fee                                                       171,931
   Distribution fee--Class A                                             57,689
   Distribution fee--Class B                                             56,007
   Distribution fee--Class C                                                819
   Custodian's fees and expenses                                         40,000
   Reports to shareholders                                               25,000
   Transfer agent's fees and expenses                                    25,000
   Registration fees                                                     17,000
   Legal fees and expenses                                                8,000
   Audit fees and expenses                                                5,000
   Trustees' fees and expenses                                            2,500
   Miscellaneous                                                          1,221
                                                                 -----------------
      Total expenses                                                    410,167
Custodian fee credit                                                       (114)
                                                                 -----------------
    Net expenses                                                        410,053
                                                                 -----------------
Net investment income                                                 1,663,788
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             (262,517)
   Financial futures transactions                                       196,469
                                                                 -----------------
                                                                        (66,048)
                                                                 -----------------
Net change in unrealized appreciation on:
   Investments                                                       (2,040,644)
   Financial futures contracts                                          (65,563)
                                                                 -----------------
                                                                     (2,106,207)
                                                                 -----------------
Net loss on investments                                              (2,172,255)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (508,467)
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     1,663,788     $    3,603,673
   Net realized gain (loss) on investment
      transactions                                       (66,048)           769,806
   Net change in unrealized appreciation on
      investments                                     (2,106,207)        (5,472,852)
                                                -----------------    --------------
   Net decrease in net assets resulting from
      operations                                        (508,467)        (1,099,373)
                                                -----------------    --------------
Dividends and distributions (Note 1):
   Dividends to shareholders from net
      investment income
      Class A                                         (1,136,426)        (2,304,508)
      Class B                                           (522,581)        (1,287,519)
      Class C                                             (4,781)           (11,646)
                                                -----------------    --------------
                                                      (1,663,788)        (3,603,673)
                                                -----------------    --------------
   Distributions in excess of net investment
      income
      Class A                                            (21,138)           (38,470)
      Class B                                             (9,767)           (23,367)
      Class C                                                (95)              (164)
                                                -----------------    --------------
                                                         (31,000)           (62,001)
                                                -----------------    --------------
   Distributions from net realized gains
      Class A                                           (257,882)        (1,111,350)
      Class B                                           (119,154)          (675,050)
      Class C                                             (1,168)            (4,744)
                                                -----------------    --------------
                                                        (378,204)        (1,791,144)
                                                -----------------    --------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                       3,048,643          6,020,350
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    1,265,869          3,287,977
   Cost of shares reacquired                          (9,735,091)       (16,660,880)
                                                -----------------    --------------
   Net decrease in net assets from Series
      share transactions                              (5,420,579)        (7,352,553)
                                                -----------------    --------------
Total decrease                                        (8,002,038)       (13,908,744)
NET ASSETS
Beginning of period                                   72,884,544         86,793,288
                                                -----------------
--------------
End of period                                    $    64,882,506     $   72,884,544
                                                -----------------    --------------
                                                -----------------    --------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      Ohio Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of eleven series. The monies of each series are invested in separate, independently managed portfolios. The Ohio Series (the 'Series') commenced investment operations in September, 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from Ohio state and federal income taxes consistent with the preservation of capital and, in conjunction therewith, the Series may invest in debt securities with the potential for capital gains. The Series seeks to achieve this objective by investing primarily in Ohio state, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in preparation of its financial statements.
      Securities Valuation:    The Series values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing services, a security is valued at its fair value as determined under procedures established by the Trustees.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      All securities are valued as of 4:15 p.m., New York time.
      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or
    14

       Prudential Municipal Series Fund      Ohio Series
             Notes to Financial Statements (Unaudited) Cont'd.
loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.
      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.
      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends are made monthly. Distributions of net capital gains, if any, are made annually.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and
                                                                          15

       Prudential Municipal Series Fund      Ohio Series
             Notes to Financial Statements (Unaudited) Cont'd.
Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and increase accumulated net realized loss on investments by $31,000, due to the sale of securities purchased with market discount during the six months ended February 29, 2000. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 29, 2000.
      PIMS has advised the Series that they received approximately $3,200 in front-end sales charges resulting from sales of Class A shares during the six months
    16

       Prudential Municipal Series Fund      Ohio Series
             Notes to Financial Statements (Unaudited) Cont'd.
ended February 29, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Series that for the six months ended February 29, 2000, they received approximately $14,100 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $16,100 for the services of PMFS. As of February 29, 2000, approximately $2,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $5,533,665 and $10,889,824, respectively.
      The cost basis of investments for federal income tax purposes at February 29, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was
                                                                          17

       Prudential Municipal Series Fund      Ohio Series
             Notes to Financial Statements (Unaudited) Cont'd.
$635,640 (gross unrealized appreciation--$2,383,063; gross unrealized depreciation--$1,747,423).

Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
      Transactions in shares of beneficial interest for the six months ended February 29, 2000 and the fiscal year ended August 31, 1999 were as follows:

Class A                                                           Shares       Amount
---------------------------------------------------------------  --------    -----------
Six months ended February 29, 2000:
Shares sold....................................................   201,743    $ 2,266,591
Shares issued in reinvestment of dividends and distributions...    80,667        888,771
Shares reacquired..............................................  (439,974)    (4,857,741)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion...........  (157,564)    (1,702,379)
Shares issued upon conversion from Class B.....................    88,017        989,561
                                                                 --------    -----------
Net decrease in shares outstanding.............................   (69,547)   $  (712,818)
                                                                 --------    -----------
                                                                 --------    -----------
Year ended August 31, 1999:
Shares sold....................................................   275,877    $ 3,318,064
Shares issued in reinvestment of dividends and distributions...   177,578      2,124,198
Shares reacquired..............................................  (695,495)    (8,255,801)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion...........  (242,040)    (2,813,539)
Shares issued upon conversion from Class B.....................   181,742      2,187,166
                                                                 --------    -----------
Net decrease in shares outstanding.............................   (60,298)   $  (626,373)
                                                                 --------    -----------
                                                                 --------    -----------
Class B
---------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold....................................................    70,490    $   782,052
Shares issued in reinvestment of dividends and distributions...    33,732        372,164
Shares reacquired..............................................  (425,494)    (4,733,970)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion...........  (321,272)    (3,579,754)
Shares reacquired upon conversion into Class A.................   (87,982)      (989,561)
                                                                 --------    -----------
Net decrease in shares outstanding.............................  (409,254)   $(4,569,315)
                                                                 --------    -----------
                                                                 --------    -----------

    18

       Prudential Municipal Series Fund      Ohio Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                           Shares       Amount
---------------------------------------------------------------  --------    -----------
Year ended August 31, 1999:
Shares sold....................................................   209,044    $ 2,517,815
Shares issued in reinvestment of dividends and distributions...    96,304      1,154,072
Shares reacquired..............................................  (698,008)    (8,392,171)
                                                                 --------    -----------
Net decrease in shares outstanding before conversion...........  (392,660)    (4,720,284)
Shares reacquired upon conversion into Class A.................  (181,591)    (2,187,166)
                                                                 --------    -----------
Net decrease in shares outstanding.............................  (574,251)   $(6,907,450)
                                                                 --------    -----------
                                                                 --------    -----------
Class C
---------------------------------------------------------------
Six months ended February 29, 2000:
Shares issued in reinvestment of dividends and distributions...       447    $     4,934
Shares reacquired..............................................   (12,746)      (143,380)
                                                                 --------    -----------
Net decrease in shares outstanding.............................   (12,299)   $  (138,446)
                                                                 --------    -----------
                                                                 --------    -----------
Year ended August 31, 1999:
Shares sold....................................................    15,141    $   184,471
Shares issued in reinvestment of dividends and distributions...       816          9,707
Shares reacquired..............................................    (1,115)       (12,908)
                                                                 --------    -----------
Net increase in shares outstanding.............................    14,842    $   181,270
                                                                 --------    -----------
                                                                 --------    -----------

       Prudential Municipal Series Fund      Ohio Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.33
                                                                     --------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
transactions                                                             (.34)
                                                                     --------
   Total from investment operations                                      (.07)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.27)
Distributions in excess of net investment income                         (.01)
Distributions from net realized gains                                    (.06)
                                                                     --------
   Total distributions                                                   (.34)
                                                                     --------
Net asset value, end of period                                        $ 10.92
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $44,324
Average net assets (000)                                              $46,405
Ratios to average net assets:
   Expenses, including distribution fees                                 1.11%(d)
   Expenses, excluding distribution fees                                  .86%(d)
   Net investment income                                                 4.92%(d)
For Class A, B and C shares:
   Portfolio turnover rate                                                  8%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    20                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.31             $  11.95             $  11.70             $  11.92             $  11.72
    --------             --------             --------             --------             --------
         .54                  .60                  .63(a)               .63(a)               .65(a)
        (.71)                 .42                  .27                 (.15)                 .20
    --------             --------             --------             --------             --------
        (.17)                1.02                  .90                  .48                  .85
    --------             --------             --------             --------             --------
        (.54)                (.60)                (.63)                (.63)                (.65)
        (.01)                  --(c)                --(c)                --                   --
        (.26)                (.06)                (.02)                (.07)                  --
    --------             --------             --------             --------             --------
        (.81)                (.66)                (.65)                (.70)                (.65)
    --------             --------             --------             --------             --------
    $  11.33             $  12.31             $  11.95             $  11.70             $  11.92
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       (1.53)%               8.80%                7.92%                4.02%                7.59%
    $ 46,775             $ 51,546             $ 50,977             $ 49,851             $ 51,132
    $ 50,833             $ 51,082             $ 51,641             $ 51,205             $ 29,904
         .97%                 .83%                 .80%(a)              .80%(a)              .83%(a)
         .77%                 .73%                 .70%(a)              .70%(a)              .73%(a)
        4.53%                4.93%                5.37%(a)             5.27%(a)             5.50%(a)
          45%                  30%                  22%                  35%                  38%

    See Notes to Financial Statements                                     21

       Prudential Municipal Series Fund      Ohio Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.34
                                                                     --------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.34)
                                                                     --------
   Total from investment operations                                      (.08)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                         (.01)
Distributions from net realized gains                                    (.06)
                                                                     --------
   Total distributions                                                   (.33)
                                                                     --------
Net asset value, end of period                                        $ 10.93
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $20,368
Average net assets (000)                                              $22,526
Ratios to average net assets:
   Expenses, including distribution fees                                 1.36%(d)
   Expenses, excluding distribution fees                                  .86%(d)
   Net investment income                                                 4.67%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.32             $  11.96             $  11.71             $  11.93             $  11.73
    --------             --------             --------             --------             --------
         .51                  .55                  .59(a)               .58(a)               .60(a)
        (.71)                 .42                  .27                 (.15)                 .20
    --------             --------             --------             --------             --------
        (.20)                 .97                  .86                  .43                  .80
    --------             --------             --------             --------             --------
        (.51)                (.55)                (.59)                (.58)                (.60)
        (.01)                  --(c)                --(c)                --                   --
        (.26)                (.06)                (.02)                (.07)                  --
    --------             --------             --------             --------             --------
        (.78)                (.61)                (.61)                (.65)                (.60)
    --------             --------             --------             --------             --------
    $  11.34             $  12.32             $  11.96             $  11.71             $  11.93
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       (1.82)%               8.36%                7.49%                3.61%                7.16%
    $ 25,773             $ 35,064             $ 40,770             $ 50,998             $ 62,805
    $ 30,456             $ 37,848             $ 45,503             $ 57,909             $ 85,410
        1.27%                1.23%                1.20%(a)             1.20%(a)             1.22%(a)
         .77%                 .73%                 .70%(a)              .70%(a)              .72%(a)
        4.23%                4.54%                4.97%(a)             4.87%(a)             5.27%(a)

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      Ohio Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.34
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.34)
                                                                     --------
   Total from investment operations                                      (.10)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                         (.01)
Distributions from net realized gains                                    (.06)
                                                                     --------
   Total distributions                                                   (.31)
                                                                     --------
Net asset value, end of period                                        $ 10.93
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   190
Average net assets (000)                                              $   220
Ratios to average net assets:
   Expenses, including distribution fees                                 1.61%(d)
   Expenses, excluding distribution fees                                  .86%(d)
   Net investment income                                                 4.38%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Ohio Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
     $12.32               $11.96               $11.71               $11.93               $11.73
    -------              -------              -------              -------              -------
        .48                  .52                  .56(a)               .55(a)               .57(a)
       (.71)                 .42                  .27                 (.15)                 .20
    -------              -------              -------              -------              -------
       (.23)                 .94                  .83                  .40                  .77
    -------              -------              -------              -------              -------
       (.48)                (.52)                (.56)                (.55)                (.57)
       (.01)                  --(c)                --(c)                --                   --
       (.26)                (.06)                (.02)                (.07)                  --
    -------              -------              -------              -------              -------
       (.75)                (.58)                (.58)                (.62)                (.57)
    -------              -------              -------              -------              -------
     $11.34               $12.32               $11.96               $11.71               $11.93
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      (2.06)%               8.09%                7.22%                3.36%                6.89%
     $  337               $  183               $   71               $   44               $  126
     $  289               $  149               $   57               $   97               $   61
       1.52%                1.48%                1.45%(a)             1.45%(a)             1.49%(a)
        .77%                 .73%                 .70%(a)              .70%(a)              .74%(a)
       4.03%                4.26%                4.72%(a)             4.62%(a)             4.76%(a)

    See Notes to Financial Statements                                     25

Prudential Municipal Series Fund   Ohio Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

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   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
www.prudential.com(800) 225-1852
BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
   Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Municipal Series Fund	Ohio Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                    (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols      NASDAQ    CUSIP
   Class A        PROHX   74435M838
   Class B          --    74435M846
   Class C          --    74435M499

The views expressed in
this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

MF123E2   74435M838   74435M846   74435M499

(LOGO)  Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
Municipal Series Fund/
Pennsylvania Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from Commonwealth of Pennsylvania personal income and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Municipal Series Fund/Pennsylvania
Series' investment objective is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income and federal income taxes, consistent with the preservation of capital.
However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

       Contents
   1   Message From the Fund's President
   2   Performance Review
   2   Portfolio Composition
   3   Performance at a Glance
   4   Credit Quality
   5   Five Largest Issuers
   6   Financial Statements
www.prudential.com             (800) 225-1852
Message From the Fund's President   As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential Municipal Series
Fund/Pennsylvania Series had a negative return of
1.10%
during its fiscal half year that ended February 29, 2000. For the same period, the return on the Series' benchmark Lipper Average was a negative
1.77%. After the initial sales charge, the Class A shares' return was a negative 4.06%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S. economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Series Fund

Prudential Municipal Series Fund   Pennsylvania Series
Performance Review

(PHOT) (PHOTO) Portfolio Managers Evan Lamp (Municipal Bonds
Sector Team Leader) and James M. Murphy

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities. Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000. As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of total investments as of 2/29/00

      57.86%   Revenue Bonds
      20.27    Prerefunded Bonds
      17.83    General Obligations
      4.04     Miscellaneous
www.prudential.com            (800) 225-1852
Performance at a Glance

Cumulative Total Returns1            As of 2/29/00
                   Six     One         Five               Ten             Since
                  Months   Year        Years             Years          Inception2
Class A           -1.10%   -3.84%   26.01% (25.75)   81.73% (81.17)    82.58%   (82.01)
Class B           -1.22    -4.09    23.73  (23.48)   74.93  (74.39)   109.03   (105.81)
Class C           -1.35    -4.34    22.19  (21.94)        N/A          24.90    (24.64)
Lipper PA Muni
Debt Fund Avg.3   -1.77    -4.81         25.26            83.05             ***

Average Annual Total Returns1             As of 3/31/00
              One        Five           Ten             Since
              Year       Years         Years          Inception2
Class A      -4.91%   4.35% (4.30)   6.03% (6.00)   5.96%  (5.93)
Class B      -7.13    4.44  (4.39)   5.95  (5.92)   5.99   (5.85)
Class C      -4.36    4.13  (4.09)       N/A        4.15   (4.11)

Distributions and Yields   As of 2/29/00
             Total Distributions    30-Day      Taxable Equivalent Yield4 at tax rates of
             Paid for Six Months   SEC Yield               36%            39.6%
   Class A         $0.27             4.91%               7.89%            8.36%
   Class B         $0.25             4.82                7.75             8.21
   Class C         $0.24             4.52                7.27             7.70

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).
2 Inception dates: Class A, 1/22/90; Class B,
4/3/87; and Class C, 8/1/94.
3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Pennsylvania Municipal Debt
Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).
4 Taxable equivalent yields reflect federal and applicable state tax rates.
***Lipper Since Inception returns are 84.93% for
Class A, 116.12% for Class B, and 28.54% for
Class C, based on all funds in each share class.

Prudential Municipal Series Fund   Pennsylvania Series
Performance Review

Although the bear market detracted from the Series' returns, we were able to increase its distribution yield in this rising-interest-rate environment.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) Keeping the Series' duration shorter than average for most of our fiscal half year helped its share classes, without sales charges factored in, to perform better than its Lipper Average, which does not consider sales charges.

In January 2000, however, we began to lengthen the Series' duration because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

The Series was also helped by its considerable exposure to prerefunded bonds, which stood at 20% of its total investments as of February 29, 2000.
Prices of prerefunded bonds held up better due to their high coupon rates and shorter-term maturities.

We lessened the impact of "market-discount taxation"
Another strategy that benefited the Series was selling some of its municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers.

Credit Quality
Expressed as a percentage of total investments
as of 2/29/00
      12.05%   AAA
      3.77     AA
      19.88    A
      15.55    BBB
      6.68     BB
      41.88    Insured
      0.19     Other
www.prudential.com       (800) 225-1852

This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
Shortly after our six-month review period ended, the Fed engineered another quarter-point rate hike that raised its target for the federal funds rate to 6.00% and its discount rate to 5.50%. We believe the Fed's efforts to tighten monetary policy will slow the U.S. economic expansion in 2000 from its 7.30% annual pace in the fourth quarter of 1999. Moderating economic growth could help bolster the performance of municipal bonds, but detract from the performance of equities.

Meanwhile, the powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, then the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

   7.67%   Philadelphia Industrial
           Development*
   5.56    Puerto Rico Commonwealth*
   4.16    Allegheny County Hospital
           Development Authority
   3.93    Pittsburgh Water & Sewer
           Authority
   3.64    Pennsylvania State Higher
           Education Facs. Auth.

* Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.4%
----------------------------------------------------------------------------------------
Allegheny Cnty. Arpt. Rev.,
 Greater Pittsburgh Int'l. Arpt.,
 Ser. A, A.M.T., F.S.A.               Aaa        6.60%       1/01/04    $    1,000       $  1,043,080
 Pittsburgh Int'l. Arpt., A.M.T.,
 M.B.I.A.                             Aaa        5.75        1/01/14         2,435          2,437,094
Allegheny Cnty. Hosp. Dev. Auth.
 Rev.,
 Allegheny Gen. Hosp. Proj., Ser.
 A, M.B.I.A.                          Aaa        6.25        9/01/20         1,750          1,699,845
 Magee-Womens Hosp., F.G.I.C.         Aaa        Zero        10/01/14        2,000            847,840
 Magee-Womens Hosp., F.G.I.C.         Aaa        Zero        10/01/16        2,000            739,300
 Magee-Womens Hosp., F.G.I.C.         Aaa        Zero        10/01/18        2,000            644,000
 Magee-Womens Hosp., F.G.I.C.         Aaa        Zero        10/01/19        4,000          1,200,360
 West Penn. Hosp. Hlth. Ctr.          NR         8.50        1/01/20         2,000          2,070,160
Allegheny Cnty. Ind. Dev. Auth.
 Rev., USX Proj., Ser. A              Baa2       6.70        12/01/20        4,500          4,459,095
Allegheny Cnty. Residential Fin.
 Auth., Mtge. Rev., G.N.M.A.,
 Ser. Q, A.M.T.                       Aaa        7.40        12/01/22          640            656,186
Beaver Cnty. Indl. Dev. Auth.,
 Pollution Ctl. Rev.,
 Toledo Edison Co. Proj. A            Baa3       4.85        6/01/30         1,500          1,421,910
 Ohio Edison Co. Proj. A              Baa3       4.65        6/01/33         1,000            943,060
Berks Cnty. Gen. Oblig., Cap.
 Appreciation, F.G.I.C.               Aaa        Zero        5/15/16         2,900          1,096,577
Berks Cnty. Ind. Rev., Lutheran
 Home Proj., A.M.B.A.C.               Aaa        6.875       1/01/23         1,500          1,554,780
Berks Cnty. Mun. Auth. Hosp. Rev.,
 Reading Hosp. Med. Ctr. Proj.,
 M.B.I.A.                             Aaa        5.70        10/01/14        1,250          1,249,925
Bethlehem Auth. Wtr. Rev., Cap.
 Appreciation, F.S.A.                 Aaa        Zero        11/15/22        3,080            746,315
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
 Neshaminy Interceptor Swr. Syst.,
 Ser. A, F.G.I.C.                     Aaa        Zero        12/01/15        2,175            851,708

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Butler Cnty. Hosp. Auth. Rev.,
 North Hills Passavant Hosp.,
 Ser. A, F.S.A.                       Aaa        7.00%       6/01/22    $    1,000(d)    $  1,050,340
Chartiers Valley Ind. Rev.,
 Friendship Vlg./South Hills          NR         6.75        8/15/18         2,225          2,104,027
Chester Upland Sch. Auth., Sch.
 Rev.,                                A(b)       6.375       9/01/21         1,000(d)       1,035,640
Clarion Cnty. Hosp. Auth. Rev.,
 Clarion Hosp. Proj.                  BBB-(b)    5.625       7/01/21         1,000            792,920
Delaware Cnty. Ind. Dev. Auth.
 Rev.,
 Res. Rec. Facs., Ser. A              B2         6.00        1/01/09           500            461,205
 Res. Rec. Facs., Ser. A              B2         6.10        7/01/13         2,500          2,246,675
Delaware Cnty. Hosp. Auth. Rev.,
 Crozer-Chester Med. Ctr., M.B.I.A.   Aaa        7.15        12/15/05        2,550(d)       2,659,522
Doylestown Hosp. Auth. Rev., Pine
 Run Retirement, Ser. A               NR         7.20        7/01/23         3,180(d)       3,437,326
Greencastle Antrim Sch. Dist. Rev.,
 M.B.I.A.,
 Cap. Appreciation, Ser. B            Aaa        Zero        1/01/12         1,000            505,860
 Cap. Appreciation, Ser. B            Aaa        Zero        1/01/13         1,000            476,970
Harrisburg Auth. Rev., Pooled Bond
 Prog., Ser. I, M.B.I.A.              Aaa        5.625       4/01/15           300            296,829
Harrisburg, Gen. Oblig., A.M.B.A.C
 Cap. Appreciation, Ser. D            Aaa        Zero        3/15/15         2,380            968,017
 Cap. Appreciation, Ser. F            Aaa        Zero        9/15/21         2,000            526,700
 Cap. Appreciation, Ser. F            Aaa        Zero        9/15/22         2,000            492,920
Hopewell Area School District, Gen.
 Oblig., F.S.A.,
 Cap. Appreciation                    Aaa        Zero        9/01/23         2,000            463,280
 Cap. Appreciation                    Aaa        Zero        9/01/24         2,025            439,729

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Lower Pottsgrove Twnshp. Auth. Swr.
 Rev., Montgomery Cnty.,
 A.M.B.A.C.,
 Ser. A                               Aaa        Zero        11/01/13   $    1,155       $    521,575
 Ser. A                               Aaa        Zero        11/01/15        1,185            466,333
Luzerne Cnty. Ind. Dev. Auth.,
 Rev., Gas & Water, Ser. B, A.M.T.    A3         7.125%      12/01/22        6,000          6,294,000
McKeesport Area School District,
 M.B.I.A.
 Cap. Appreciation                    Aaa        Zero        10/01/20        3,555            997,248
 Cap. Appreciation                    Aaa        Zero        10/01/21        2,555            671,020
Montgomery Cnty. Higher Ed. & Hlth.
 Auth. Hosp. Rev.,
 Jeanes Hlth. Sys. Proj.              NR         8.625       7/01/07         3,695(d)       3,818,893
Montgomery Cnty. Redev. Auth. Rev.,
 Multifamily Hsg., Ser. A             NR         6.50        7/01/25         1,400          1,351,056
Montgomery Cnty. Indl. Dev. Auth.
 Rev., Retirement Comm.               A-(b)      5.25        11/15/28        1,500          1,125,345
Northampton Cnty. Higher Ed. Auth.
 Rev.,
 Moravian Coll.                       AAA(b)     8.20        6/01/11         2,095(d)       2,230,442
 Moravian Coll., A.M.B.A.C.           Aaa        6.25        7/01/11         2,195          2,357,276
Northeastern Hosp. & Ed. Auth.
 Coll. Rev., Kings Coll. Proj.,
 Ser. B                               BBB(b)     6.00        7/15/18         3,235          3,085,996
Northumberland Cnty. Ind. Dev.
 Auth. Rev.,
 Roaring Creek Wtr., A.M.T.           NR         6.375       10/15/23        1,000            935,270
Penn Hills Twnshp., Gen. Oblig.,
 Ser A, A.M.B.A.C.                    Aaa        Zero        6/01/10         1,535            866,861
Penn Hills, Gen. Oblig., Ser. B,
 A.M.B.A.C.                           Aaa        Zero        12/01/18        1,360            433,486
Pennsylvania Convention Ctr. Auth.
 Rev., Ser. A, F.G.I.C.               Aaa        6.00        9/01/19         5,445          5,558,365
Pennsylvania Econ. Dev. Auth., Wst.
 Wtr. Treatment Rev., Sun Co.,
 R & M Proj., Ser. A, A.M.T.          Baa3       7.60        12/01/24        4,500          4,761,495
Pennsylvania Econ. Dev. Fin. Wst.
 Disp. Rev., Usg. Corp., A.M.T.       Baa2       6.00        6/01/31         3,000          2,693,880

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Pennsylvania Hsg. Fin. Agcy.,
 Sngl. Fam. Mtge., A.M.T.             Aa2        7.502%(c)   4/01/25    $    2,100       $  2,065,875
 Sngl. Fam. Mtge., A.M.T.,
 R.I.B.S., S.F.M.R.                   Aa2        4.75        4/01/11         1,895          1,772,109
Pennsylvania Intergovt. Coop.
 Auth., Spl. Tax Rev., F.G.I.C.       Aaa        5.25        6/15/14         4,295          4,103,357
Pennsylvania St. Cert. of Part.,
 Ser. A, F.S.A.                       Aaa        6.25        11/01/06        1,900          1,977,026
Pennsylvania St. Higher Ed. Facs.
 Auth. Rev.,
 Allegheny Coll., Ser. B              AAA(b)     6.00        11/01/22        2,000(d)       2,110,600
 Ursinus College Ser. A               BBB+(b)    5.90        1/01/27         1,925          1,773,560
 Drexel University                    A-(b)      6.00        5/01/29         2,500          2,416,350
Philadelphia Gas Wks. Rev.,
 13th Ser.                            Baa1       7.70        6/15/11           215(d)         227,494
 13th Ser.                            Aaa        7.70        6/15/21         3,430(d)       3,634,256
Philadelphia Hosps. & Higher Ed.
 Facs. Auth. Rev.,
 Childrens' Seashore House, Ser. B    A+(b)      7.00        8/15/12           500            523,305
 Childrens' Seashore House, Ser. A    A+(b)      7.00        8/15/12         1,000          1,046,840
 Childrens' Seashore House, Ser. A    A+(b)      7.00        8/15/17         1,000          1,038,880
 Grad. Hlth. Sys.                     Ca         7.25        7/01/18         2,730(e)         986,212
Philadelphia Ind. Dev. Auth. Rev.,
 Baptist Home of Phil., Ser. A        NR         5.60        11/15/28        2,750          2,100,670
 Inst. for Cancer Res. Proj., Ser.
 B                                    A+(b)      7.25        7/01/10         5,770          5,913,442
 Nat'l. Brd. of Med. Examiners
 Proj.                                A+(b)      6.75        5/01/12         5,000(d)       5,274,500
Philadelphia Auth. Ind. Dev. Rev.,
 A.M.T.                               NR         5.50        1/01/24         2,500          2,065,425
Philadelphia Wtr. & Waste Rev.,
 Ser. A, A.M.B.A.C.                   Aaa        5.125       8/01/27         3,000          2,579,280
Pittsburgh and Allegheny Auditorium
 Asset Dist. Sales Tax Rev.,
 A.M.B.A.C.                           Aaa        5.00        2/01/29         3,000          2,514,990
Pittsburgh Public Parking Auth.
 Parking Rev.                         Aaa        6.00        12/01/24        1,725          1,709,441

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Pittsburgh Urban Redev. Auth.,
 Mtge. Rev.,
 Ser. A, A.M.T.                       Aa2        6.25%       10/01/28   $      950       $    948,680
 Ser. C, A.M.T.                       Aa2        6.55        4/01/28         1,590          1,601,766
Pittsburgh Wtr. & Swr. Auth.,
 F.G.I.C.
 First Lien, Ser. B                   Aaa        Zero        9/01/19         2,300            689,839
 First Lien, Ser. B                   Aaa        Zero        9/01/20         2,300            644,667
 Wtr. & Swr. Sys. Rev.                Aaa        6.50        9/01/13         5,000          5,467,200
Puerto Rico Comnwlth.,
 Gen. Oblig., M.B.I.A.                Aaa        5.75        7/01/10         3,000          3,137,760
 Gen. Oblig., A.M.B.A.C.              Aaa        7.00        7/01/10         4,030          4,597,182
 Hwy. & Trans. Auth. Rev., Ser. Y     Baa1       6.25        7/01/14         1,000          1,063,400
 Pub. Impvt. Rfdg., M.B.I.A.          Aaa        7.00        7/01/10           720            821,333
Puerto Rico Port Auth. Rev., Spl.
 Facs. Amer. Airlines,
 Ser. A, A.M.T.                       Baa3       6.25        6/01/26         1,475          1,416,133
Schuylkill Cnty. Ind. Dev. Auth.
 Rev.,
 Pine Grove Landfill Inc., A.M.T.     BBB(b)     5.10        10/01/19        1,500          1,274,010
 Schuylkill Engy., A.M.T.             NR         6.50        1/01/10         3,230          3,159,780
Scranton-Lackawanna Hlth. & Welfare
 Auth. Rev.,
 Univ. of Scranton Proj., Ser. C      NR         7.50        6/15/06         1,000(d)       1,029,360
 Univ. of Scranton Proj., Ser. C      NR         6.50        3/01/15         2,250(d)       2,364,547
Unity Twnshp. Mun. Auth., Gtd. Swr.
 Rev., A.M.B.A.C.,
 Cap. Appreciation                    Aaa        Zero        11/01/11        1,035            531,617
 Cap. Appreciation                    Aaa        Zero        11/01/12        1,035            499,046
 Cap. Appreciation                    Aaa        Zero        11/01/13        1,035            470,501
Upper St. Clair Twp., PA Sch. Dist.
 Rev.                                 Aa3        5.20        7/15/27         3,000          2,629,980
Virgin Islands Pub. Fin. Auth.
 Rev., Ref. Matching Loan Notes,
 Ser. A                               AAA(b)     7.25        10/01/18        1,950(d)       2,114,073
Virgin Islands Terr., Hugo Ins.
 Claims Fund Proj., Ser. 91           NR         7.75        10/01/06          730(d)         765,909

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)
Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Washington Cnty. Auth. Lease Rev.,
 Mun. Fac., Shadyside Hosp.,
 Ser. C-1D, A.M.B.A.C.                Aaa        7.45%       12/15/18   $    2,900(d)    $  3,014,115
Washington Cnty. Hosp. Auth. Rev.,
 Monongahela Valley Hosp.             A2         6.75        12/01/08        2,750          2,891,268
West Mifflin San. Swr. Mun. Auth.
 Rev., F.G.I.C.                       Aaa        6.25        8/01/10         1,555          1,672,060
Westmoreland Cnty. Rev., Cap.
 Appreciation, F.G.I.C.               AAA(b)     Zero        12/01/19        5,750          1,707,923
Westmoreland Cnty. Ind. Rev.,
 GTD-Valley Landfill Proj., A.M.T.    BBB(b)     5.10        5/01/18         1,000            849,880
Westmoreland Cnty. Mun. Auth. Rev.,
 Cap. Appreciation, Ser. A            Aaa        Zero        8/15/23         5,000          1,153,500
                                                                                         ------------
Total Investments--99.4%
 (cost $173,906,203; Note 4)                                                              172,136,877
Other assets in excess of liabilities--0.6%                                                 1,017,380
                                                                                         ------------
Net Assets--100%                                                                         $173,154,257
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
  R.I.B.S.--Residual Interest Bonds.
  S.F.M.R.--Single Family Mortgage Revenue.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(d) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(e) Represents issuer in default of interest payment. Non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $173,906,203)                          $ 172,136,877
Interest receivable                                                    2,455,154
Receivable for Series shares sold                                          7,814
Deferred expenses and other assets                                         4,554
                                                                 -----------------
      Total assets                                                   174,604,399
                                                                 -----------------
LIABILITIES
Bank overdraft                                                           402,136
Payable for investments purchased                                        466,308
Payable for Series shares reacquired                                     282,284
Accrued expenses                                                         126,568
Management fee payable                                                    69,076
Dividends payable                                                         48,913
Distribution fee payable                                                  48,630
Deferred trustee's fees                                                    6,227
                                                                 -----------------
      Total liabilities                                                1,450,142
                                                                 -----------------
NET ASSETS                                                         $ 173,154,257
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     178,183
   Paid-in capital in excess of par                                  175,550,423
                                                                 -----------------
                                                                     175,728,606
   Accumulated net realized loss on investments                         (805,023)
   Net unrealized depreciation on investments                         (1,769,326)
                                                                 -----------------
Net assets, February 29, 2000                                      $ 173,154,257
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($103,132,391 / 10,611,608 shares of beneficial interest
      issued and outstanding)                                             $ 9.72
   Maximum sales charge (3% of offering price)                               .30
                                                                 -----------------
   Maximum offering price to public                                       $10.02
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($69,428,436 / 7,145,566 shares of beneficial
      interest issued and outstanding)                                     $9.72
Class C:
   Net asset value, offering price and redemption price per
      share ($593,430 / 61,079 shares of beneficial interest
      issued and outstanding)                                             $ 9.72
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                               $ 9.82
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 5,667,694
                                                                 -----------------
Expenses
   Management fee                                                       456,125
   Distribution fee--Class A                                            131,372
   Distribution fee--Class B                                            191,347
   Distribution fee--Class C                                              3,051
   Transfer agent's fees and expenses                                    50,000
   Custodians's fees and expenses                                        32,000
   Reports to shareholders                                               22,000
   Registration fees                                                     11,000
   Legal fees and expenses                                                6,000
   Audit fees and expenses                                                4,000
   Trustees' fees and expenses                                            2,000
   Miscellaneous                                                          4,340
                                                                 -----------------
      Total expenses                                                    913,235
Less: Custodian fee credit                                               (2,593)
                                                                 -----------------
   Net expenses                                                         910,642
                                                                 -----------------
Net investment income                                                 4,757,052
                                                                 -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                           (755,822)
Net change in unrealized depreciation on investments                 (6,463,142)
                                                                 -----------------
Net loss on investments                                              (7,218,964)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(2,461,912)
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     4,757,052     $   10,198,665
   Net realized gain (loss) on investment
      transactions                                      (755,822)         2,064,650
   Net change in unrealized depreciation of
      investments                                     (6,463,142)       (15,124,349)
                                                -----------------    --------------
   Net decrease in net assets resulting from
      operations                                      (2,461,912)        (2,861,034)
                                                -----------------    --------------
Dividends and distributions (Note 1):
   Dividends to shareholders from net
      investment income
      Class A                                         (2,799,828)        (5,224,812)
      Class B                                         (1,937,721)        (4,925,961)
      Class C                                            (19,503)           (47,892)
                                                -----------------    --------------
                                                      (4,757,052)       (10,198,665)
                                                -----------------    --------------
   Distributions from net realized gains
      Class A                                           (350,166)        (1,164,135)
      Class B                                           (234,220)        (1,223,297)
      Class C                                             (2,550)           (13,254)
                                                -----------------    --------------
                                                        (586,936)        (2,400,686)
                                                -----------------    --------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                      10,877,195         26,494,078
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    3,054,004          7,127,006
   Cost of shares reacquired                         (26,581,852)       (41,134,998)
                                                -----------------    --------------
   Net decrease in net assets from Series
      share transactions                             (12,650,653)        (7,513,914)
                                                -----------------    --------------
Total decrease                                       (20,456,553)       (22,974,299)
NET ASSETS
Beginning of period                                  193,610,810        216,585,109
                                                -----------------    --------------
End of period                                    $   173,154,257     $  193,610,810
                                                -----------------    --------------
                                                -----------------    --------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited)
      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 11 series. The monies of each series are invested in separate, independently managed portfolios. The Pennsylvania Series (the 'Series') commenced investment operations on April 3, 1987. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      All securities are valued as of 4:15 p.m., New York time.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
    16

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.
      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends are made monthly. Distributions of net capital gains, if any, are made annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
      The Fund had a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plan were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.
      PIMS has advised the Series that they have received approximately $4,400 and $600 in front-end sales charges resulting from sales of Class A and Class C shares,
                                                                          17

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.
respectively during the six months ended February 29, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Series that for the six months ended February 29, 2000, they received approximately $53,700 and $1,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.
      As of March 11, 1999, the Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. For the period 3/11/99 - 3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the facility. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to either agreement during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $44,600 for the services of PMFS. As of February 29, 2000, approximately $7,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $13,407,200 and $23,875,522, respectively.
      The cost basis of investments for federal income tax purposes at February 29, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized depreciation of investments for federal income tax purposes was $1,769,326 (gross unrealized appreciation--$5,436,656; gross unrealized depreciation--$7,205,982).
    18

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
      Transactions in shares of beneficial interest for the six months ended February 29, 2000 and the fiscal year ended August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      820,337    $  8,211,305
Shares issued in reinvestment of
  dividends and distributions                                    185,942       1,824,749
Shares reacquired                                               (995,696)     (9,787,443)
                                                              ----------    ------------
Net increase in shares outstanding before conversion              10,583         248,611
Shares issued upon conversion from
  Class B                                                        318,224       3,184,951
                                                              ----------    ------------
Net increase in shares outstanding                               328,807    $  3,433,562
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                    1,560,443    $ 16,614,598
Shares issued in reinvestment of
  dividends and distributions                                    345,509       3,672,564
Shares reacquired                                             (1,240,715)    (13,105,874)
                                                              ----------    ------------
Net increase in shares outstanding before conversion             665,237       7,181,288
Shares issued upon conversion from
  Class B                                                        663,116       7,103,569
                                                              ----------    ------------
Net increase in shares outstanding                             1,328,353    $ 14,284,857
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          19

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      259,027    $  2,557,275
Shares issued in reinvestment of
  dividends and distributions                                    123,419       1,211,790
Shares reacquired                                             (1,655,140)    (16,417,699)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion          (1,272,694)    (12,648,634)
Shares reacquired upon conversion from Class B                  (318,224)     (3,184,951)
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,590,918)   $(15,833,585)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      889,808    $  9,514,214
Shares issued in reinvestment of
  dividends and distributions                                    320,265       3,411,048
Shares reacquired                                             (2,587,525)    (27,465,851)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion          (1,377,452)    (14,540,589)
Shares reacquired upon conversion from Class B                  (663,288)     (7,103,569)
                                                              ----------    ------------
Net decrease in shares outstanding                            (2,040,740)   $(21,644,158)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                       11,011    $    108,615
Shares issued in reinvestment of
  dividends and distributions                                      1,779          17,465
Shares reacquired                                                (38,735)       (376,710)
                                                              ----------    ------------
Net decrease in shares outstanding                               (25,945)   $   (250,630)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       34,335    $    365,266
Shares issued in reinvestment of
  dividends and distributions                                      4,074          43,394
Shares reacquired                                                (53,304)       (563,273)
                                                              ----------    ------------
Net decrease in shares outstanding                               (14,895)   $   (154,613)
                                                              ----------    ------------
                                                              ----------    ------------

                       This page intentionally left blank
                                                                          21

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.13
                                                                 -----------------
Income from investment operations
Net investment income                                                      .27
Net realized and unrealized gain (loss) on investment
transactions                                                              (.38)
                                                                 -----------------
   Total from investment operations                                      .(.11)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.27)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                     (.03)
                                                                 -----------------
   Total distributions                                                    (.30)
                                                                 -----------------
Net asset value, end of period                                       $    9.72
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                         (1.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 103,132
Average net assets (000)                                             $ 105,675
Ratios to average net assets:
   Expenses, including distribution fees                                   .89%(d)
   Expenses, excluding distribution fees                                   .64%(d)
   Net investment income                                                  5.33%(d)
For Class A, B and C shares:
   Portfolio turnover rate                                                   7%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  10.92             $  10.73             $  10.49             $  10.55             $  10.42
----------------         --------             --------             --------             --------
         .53                  .57                  .59(a)               .59(a)               .60(a)
        (.67)                 .21                  .33                 (.06)                 .13
----------------         --------             --------             --------             --------
        (.14)                 .78                  .92                  .53                  .73
----------------         --------             --------             --------             --------
        (.53)                (.57)                (.59)                (.59)                (.60)
          --                   --(c)                --(c)                --                   --
        (.12)                (.02)                (.09)                  --                   --
----------------         --------             --------             --------             --------
        (.65)                (.59)                (.68)                (.59)                (.60)
----------------         --------             --------             --------             --------
    $  10.13             $  10.92             $  10.73             $  10.49             $  10.55
----------------         --------             --------             --------             --------
----------------         --------             --------             --------             --------
       (1.35)%               7.55%                9.01%                5.08%                7.35%
    $104,210             $ 97,794             $ 89,604             $ 69,659             $ 50,696
    $104,460             $ 96,053             $ 83,552             $ 59,995             $ 30,092
         .84%                 .77%                 .72%(a)              .75%(a)              .80%(a)
         .64%                 .67%                 .62%(a)              .65%(a)              .70%(a)
        5.00%                5.26%                5.60%(a)             5.56%(a)             5.76%(a)
          23%                  13%                  21%                  26%                  19%

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.13
                                                                     --------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized gain (loss) on investment
transactions                                                             (.38)
                                                                     --------
   Total from investment operations                                      (.13)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.03)
                                                                     --------
   Total distributions                                                   (.28)
                                                                     --------
Net asset value, end of period                                        $  9.72
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (1.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $69,428
Average net assets (000)                                              $76,959
Ratios to average net assets:
   Expenses, including distribution fees                                 1.14%(d)
   Expenses, excluding distribution fees                                  .64%(d)
   Net investment income                                                 5.06%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  10.92             $  10.72             $  10.49             $  10.55             $  10.42
----------------     ----------------     ----------------     ----------------     ----------------
         .50                  .53                  .55(a)               .55(a)               .56(a)
        (.67)                 .22                  .32                 (.06)                 .13
----------------     ----------------     ----------------     ----------------     ----------------
        (.17)                 .75                  .87                  .49                  .69
----------------     ----------------     ----------------     ----------------     ----------------
        (.50)                (.53)                (.55)                (.55)                (.56)
          --                   --(c)                --(c)                --                   --
        (.12)                (.02)                (.09)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.62)                (.55)                (.64)                (.55)                (.56)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.13             $  10.92             $  10.72             $  10.49             $  10.55
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.65)%               7.13%                8.58%                4.66%                6.92%
    $ 88,519             $117,678             $135,275             $167,809             $202,633
    $104,860             $125,306             $148,394             $189,902             $223,082
        1.14%                1.17%                1.12%(a)             1.15%(a)             1.17%(a)
         .64%                 .67%                 .62%(a)              .65%(a)              .67%(a)
        4.70%                4.87%                5.20%(a)             5.16%(a)             5.44%(a)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.13
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.38)
                                                                     --------
   Total from investment operations                                      (.14)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                    (.03)
                                                                     --------
   Total distributions                                                   (.27)
                                                                     --------
Net asset value, end of period                                        $  9.72
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (1.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   593
Average net assets (000)                                              $   818
Ratios to average net assets:
   Expenses, including distribution fees                                 1.39%(d)
   Expenses, excluding distribution fees                                  .64%(d)
   Net investment income                                                 4.79%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
     $10.92               $10.72               $10.49               $10.55               $10.42
    -------              -------              -------              -------              -------
        .47                  .50                  .52(a)               .52(a)               .53(a)
       (.67)                 .22                  .32                 (.06)                 .13
    -------              -------              -------              -------              -------
       (.20)                 .72                  .84                  .46                  .66
    -------              -------              -------              -------              -------
       (.47)                (.50)                (.52)                (.52)                (.53)
         --                   --(c)                --(c)                --                   --
       (.12)                (.02)                (.09)                  --                   --
    -------              -------              -------              -------              -------
       (.59)                (.52)                (.61)                (.52)                (.53)
    -------              -------              -------              -------              -------
     $10.13               $10.92               $10.72               $10.49               $10.55
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      (1.91)%               6.86%                8.31%                4.41%                6.65%
     $  882               $1,113               $  471               $  829               $  336
     $1,075               $  661               $  678               $  704               $  223
       1.39%                1.42%                1.37%(a)             1.40%(a)             1.44%(a)
        .64%                 .67%                 .62%(a)              .65%(a)              .69%(a)
       4.46%                4.60%                4.95%(a)             4.91%(a)             5.14%(a)

    See Notes to Financial Statements                                     27

Prudential Municipal Series Fund   Pennsylvania Series
Getting the Most From Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?
Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.
Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.
Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.
Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.
Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.
Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.
Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

www.prudential.com           (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols      NASDAQ    CUSIP
   Class A        PMPAX   74435M879
   Class B         --     74435M887
   Class C         --     74435M481

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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MF132E2   74435M879   74435M887   74435M481

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